Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 17 Ltd., Series 2022-17A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 7.42%, 01/21/35
(a) (b)
.......... USD 750 $ 745,165
AGL CLO 5 Ltd., Series 2020-5A, Class A1R,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.74%, 07/20/34
(a) (b)
.......... 2,400 2,402,235
AGL Core CLO 27 Ltd., Series 2023-27A, Class
A, (3-mo. CME Term SOFR at 1.73% Floor +
1.73%), 7.05%, 10/21/36
(a) (b)
.......... 1,500 1,510,623
AIMCO CLO
(a)(b)
Series 2015-AA, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.58%, 10/17/34 ................ 1,000 1,000,002
Series 2017-AA, Class AR, (3-mo. CME
Term SOFR at 1.05% Floor + 1.31%),
6.63%, 04/20/34 ................ 500 498,852
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 7.53%, 10/17/34
(a) (b)
.......... 1,000 997,634
AMSR Trust
(b)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ..................... 1,000 965,670
Series 2020-SFR1, Class F, 3.57%,
04/17/37 ..................... 1,000 966,350
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR +
1.41%), 6.73%, 04/15/34
(a) (b)
.......... 750 749,464
Anchorage Capital CLO 20 Ltd., Series 2021-
20A, Class A1, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 6.78%, 01/20/35
(a) (b)
1,000 1,001,093
Anchorage Capital CLO 9 Ltd., Series 2016-9A,
Class BR2, (3-mo. CME Term SOFR at
1.75% Floor + 2.01%), 7.33%, 07/15/32
(a) (b)
750 748,458
Anchorage Capital CLO Ltd., Series 2018-10A,
Class A1A, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 6.78%, 10/15/31
(a) (b)
468 468,150
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.73%, 01/20/35
(a) (b)
..... 1,000 1,000,641
Ares LXI CLO Ltd., Series 2021-61A, Class A,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.73%, 10/20/34
(a) (b)
.......... 1,500 1,499,531
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (3-mo. CME Term SOFR at 1.30%
Floor + 1.56%), 6.89%, 05/24/30
(a) (b)
..... 500 500,994
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (3-mo. CME Term SOFR at 1.17%
Floor + 1.43%), 6.75%, 10/15/30
(a) (b)
..... 192 192,012
Ares XXXVR CLO Ltd., Series 2015-35RA,
Class A2, (3-mo. CME Term SOFR at 1.40%
Floor + 1.66%), 6.98%, 07/15/30
(a) (b)
..... 1,000 999,383
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
7.68%, 10/17/32 ................ 1,000 997,874
Series 2021-3A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.74%,
07/24/34 ..................... 1,500 1,503,193
Bardot CLO Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.48%, 10/22/32
(a) (b)
.......... 1,000 999,501
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 6.76%, 07/15/34
(a) (b)
.......... 500 499,962
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Battalion CLO XXII Ltd., Series 2021-22A,
Class A, (3-mo. CME Term SOFR at 1.18%
Floor + 1.44%), 6.76%, 01/20/35
(a) (b)
..... USD 1,000 $ 999,754
Bayview Financial Revolving Asset Trust,
Series 2005-A, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 6.44%,
02/28/40
(a) (b)
..................... 527 480,717
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.68%,
01/20/31
(a) (b)
..................... 390 389,984
Benefit Street Partners CLO XIX Ltd., Series
2019-19A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.61%), 6.93%,
01/15/33
(a) (b)
..................... 1,000 1,000,980
Benefit Street Partners CLO XXV Ltd., Series
2021-25A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.28%,
01/15/35
(a) (b)
..................... 1,000 999,082
Boyce Park CLO Ltd., Series 2022-1A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 7.42%, 04/21/35
(a) (b)
.......... 1,000 991,345
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.21%, 07/18/34 ................ 1,000 1,000,600
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.56%, 07/18/34 ................ 500 499,957
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.48%,
07/15/31 ..................... 1,000 999,002
Series 2020-2A, Class AR, (3-mo. CME
Term SOFR at 1.19% Floor + 1.45%),
6.77%, 10/15/34 ................ 1,000 998,969
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.28%,
10/15/34 ..................... 450 449,009
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-3A, Class BRR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.18%, 07/20/34
(a) (b)
................ 1,100 1,099,926
Carlyle US CLO Ltd., Series 2017-1A, Class
A2R, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 7.18%, 04/20/31
(a) (b)
..... 675 674,853
CBAM Ltd., Series 2020-13A, Class A, (3-mo.
CME Term SOFR at 1.43% Floor + 1.69%),
7.01%, 01/20/34
(a) (b)
................ 1,000 1,001,960
Cedar Funding XII CLO Ltd., Series 2020-12A,
Class A1R, (3-mo. CME Term SOFR at
1.13% Floor + 1.39%), 6.72%, 10/25/34
(a) (b)
1,500 1,499,402
CIFC Funding 2020-III Ltd., Series 2020-3A,
Class BR, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.23%, 10/20/34
(a) (b)
..... 2,000 2,002,634
CIFC Funding 2022-IV Ltd., Series 2022-4A,
Class B, (3-mo. CME Term SOFR at 2.00%
Floor + 2.00%), 7.31%, 07/16/35
(a) (b)
..... 1,000 1,000,200
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (3-mo. CME
Term SOFR at 1.30% Floor + 1.56%),
6.88%, 04/27/31 ................ 650 650,710
Series 2018-4A, Class B, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.68%,
10/17/31 ..................... 500 500,352

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-4A, Class A2R, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.23%, 10/15/34 ................ USD 1,000 $ 1,000,898
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.72%, 01/15/35 ................ 2,000 2,000,091
Series 2019-5A, Class A2RS, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.33%, 01/15/35 ................ 1,500 1,504,973
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.06% Floor + 2.06%), 7.39%,
04/25/33 ..................... 1,000 991,127
Clover CLO LLC
(a)(b)
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 6.68%,
04/22/34 ..................... 2,215 2,216,329
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.33%,
07/20/34 ..................... 1,000 1,002,346
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.58%,
07/20/34 ..................... 1,000 1,000,749
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.61%, 07/18/30
(a) (b)
..... 500 497,506
Dryden 83 CLO Ltd., Series 2020-83A, Class
A, (3-mo. CME Term SOFR at 1.22% Floor +
1.48%), 6.78%, 01/18/32
(a) (b)
.......... 1,000 1,000,896
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.63%, 04/15/28
(a) (b)
..... 500 500,485
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (3-mo. CME Term SOFR at
1.85% Floor + 2.11%), 7.43%, 04/15/29
(a) (b)
500 499,001
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.73%, 01/15/34 ................ 1,000 1,003,093
Series 2018-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.78%,
10/15/30 ..................... 500 497,000
Elmwood CLO II Ltd., Series 2019-2A, Class
CR, (3-mo. CME Term SOFR at 2.00% Floor
+ 2.26%), 7.58%, 04/20/34
(a) (b)
......... 700 703,157
Elmwood CLO IV Ltd., Series 2020-1A, Class
A, (3-mo. CME Term SOFR at 1.24% Floor +
1.50%), 6.82%, 04/15/33
(a) (b)
.......... 3,500 3,503,506
Elmwood CLO V Ltd., Series 2020-2A, Class
AR, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.73%, 10/20/34
(a) (b)
......... 1,500 1,501,034
First Franklin Mortgage Loan Trust, Series
2005-FF10, Class A6M, (1-mo. CME Term
SOFR at 0.70% Floor + 0.81%), 6.14%,
11/25/35
(a)
...................... 577 523,649
Flatiron CLO 17 Ltd., Series 2017-1A, Class
CR, (3-mo. CME Term SOFR at 1.90% Floor
+ 2.16%), 7.47%, 05/15/30
(a) (b)
......... 400 400,373
Galaxy XXII CLO Ltd.
(a)(b)
Series 2016-22A, Class ARR, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.78%, 04/16/34 ................ 750 752,012
Series 2016-22A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.28%, 04/16/34 ................ 500 500,456
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class A, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.78%,
10/20/34 ..................... USD 1,000 $ 998,677
Series 9A, Class B1, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.33%,
10/20/34 ..................... 1,500 1,497,167
Series 9A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.83%,
10/20/34 ..................... 1,000 1,000,001
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (3-mo. CME Term SOFR at 1.19% Floor +
1.45%), 6.77%, 10/15/30
(a) (b)
.......... 503 503,496
GoldenTree Loan Management US CLO 1
Ltd., Series 2017-1A, Class CR2, (3-mo.
CME Term SOFR at 1.80% Floor + 2.06%),
7.38%, 04/20/34
(a) (b)
................ 2,500 2,485,479
GoldenTree Loan Management US CLO 10
Ltd., Series 2021-10A, Class B, (3-mo.
CME Term SOFR at 1.60% Floor + 1.86%),
7.18%, 07/20/34
(a) (b)
................ 2,000 1,997,704
Golub Capital Partners CLO 37B Ltd., Series
2018-37A, Class B1, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.38%,
07/20/30
(a) (b)
..................... 2,000 2,004,182
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.38%,
07/20/34
(a) (b)
..................... 2,000 1,999,881
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.77%,
01/25/35
(a) (b)
..................... 1,000 1,000,212
Greywolf CLO II Ltd., Series 2013-1A, Class
A2AR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 7.18%, 04/15/34
(a) (b)
..... 300 299,435
Greywolf CLO VII Ltd., Series 2018-2A, Class
A1, (3-mo. CME Term SOFR at 1.44% Floor
+ 1.44%), 6.76%, 10/20/31
(a) (b)
......... 500 500,359
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class
A1A, (3-mo. CME Term SOFR at 1.71%
Floor + 1.71%), 7.03%, 11/30/32
(a) (b)
..... 1,500 1,502,116
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
A, (3-mo. CME Term SOFR at 1.22% Floor +
1.48%), 6.80%, 04/20/34
(a) (b)
.......... 500 500,492
Highbridge Loan Management Ltd., Series
12A-18, Class A2, (3-mo. CME Term SOFR
+ 1.76%), 7.06%, 07/18/31
(a) (b)
......... 500 501,013
Invesco CLO Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 6.70%, 07/15/34
(a) (b)
.......... 1,000 998,473
Juniper Valley Park CLO LLC, Series 2023-1A,
Class A1, (3-mo. CME Term SOFR at 1.85%
Floor + 1.85%), 7.17%, 07/20/35
(a) (b)
..... 1,700 1,709,624
Madison Park Funding XX Ltd., Series 2016-
20A, Class CR, (3-mo. CME Term SOFR at
1.90% Floor + 2.16%), 7.48%, 07/27/30
(a) (b)
1,000 991,630
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
7.11%, 10/15/32 ................ 1,000 999,801
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
7.51%, 10/15/32 ................ 1,000 997,836

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XXXV Ltd., Series 2019-
35A, Class BR, (3-mo. CME Term SOFR at
1.40% Floor + 1.66%), 6.98%, 04/20/32
(a) (b)
USD 750 $ 748,635
Milos CLO Ltd., Series 2017-1A, Class BR,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 7.13%, 10/20/30
(a) (b)
.......... 1,000 999,624
Neuberger Berman CLO XVII Ltd., Series 2014-
17A, Class AR2, (3-mo. CME Term SOFR at
1.03% Floor + 1.29%), 6.61%, 04/22/29
(a) (b)
1,164 1,164,118
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.31%,
10/18/30
(a) (b)
..................... 1,000 995,279
OCP CLO Ltd.
(a)(b)
Series 2020-19A, Class AR, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.73%, 10/20/34 ................ 2,500 2,497,535
Series 2021-22A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.63%,
12/02/34 ..................... 500 498,417
Octagon Investment Partners 26 Ltd., Series
2016-1A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%), 7.18%,
07/15/30
(a) (b)
..................... 500 500,000
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.28%, 10/15/33 ................ 1,500 1,499,831
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.73%, 10/15/33 ................ 1,000 1,000,005
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class AR, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.72%, 07/20/34
(a) (b)
..... 1,500 1,500,988
OHA Credit Partners XIII Ltd., Series 2016-13A,
Class BR, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.28%, 10/25/34
(a) (b)
..... 1,500 1,503,467
OHA Credit Partners XVI, Series 2021-16A,
Class A, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.71%, 10/18/34
(a) (b)
..... 1,500 1,501,132
OHA Loan Funding Ltd., Series 2013-1A, Class
BR2, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 7.18%, 07/23/31
(a) (b)
..... 1,000 1,000,081
Palmer Square CLO Ltd.
(a)(b)
Series 2014-1A, Class A2R2, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
7.03%, 01/17/31 ................ 1,500 1,500,924
Series 2019-1A, Class A1R, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.72%, 11/14/34 ................ 1,000 1,000,915
Series 2019-1A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.27%, 11/14/34 ................ 1,000 1,000,901
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.06% Floor + 2.06%), 7.38%,
07/15/34 ..................... 1,000 999,993
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 6.75%,
10/15/34 ..................... 2,000 2,001,723
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 7.12%,
04/20/35 ..................... 500 501,641
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 7.37%,
04/20/35 ..................... 500 500,855
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.83%,
07/15/34
(a) (b)
..................... USD 1,000 $ 998,895
Pikes Peak CLO 6, Series 2020-6A, Class BR2,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.28%, 05/18/34
(a) (b)
.......... 500 499,037
Pikes Peak CLO 8, Series 2021-8A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 7.33%, 07/20/34
(a) (b)
.......... 500 499,648
PPM CLO 4 Ltd., Series 2020-4A, Class CR,
(3-mo. CME Term SOFR at 2.10% Floor +
2.36%), 7.66%, 10/18/34
(a) (b)
.......... 750 747,776
PPM CLO 5 Ltd., Series 2021-5A, Class A,
(3-mo. CME Term SOFR at 1.20% Floor +
1.46%), 6.76%, 10/18/34
(a) (b)
.......... 1,500 1,501,120
Progress Residential Trust
(b)
Series 2020-SFR1, Class F, 3.43%,
04/17/37 ..................... 1,000 963,381
Series 2020-SFR2, Class A, 2.08%,
06/17/37 ..................... 997 956,390
Series 2020-SFR2, Class B, 2.58%,
06/17/37 ..................... 1,000 961,438
Rad CLO 3 Ltd., Series 2019-3A, Class A,
(3-mo. CME Term SOFR at 1.48% Floor +
1.74%), 7.06%, 04/15/32
(a) (b)
.......... 1,000 999,575
Rad CLO 12 Ltd., Series 2021-12A, Class C,
(3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 7.63%, 10/30/34
(a) (b)
.......... 1,000 999,206
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (3-mo. CME Term SOFR at 1.25%
Floor + 1.51%), 6.83%, 10/17/30
(a) (b)
..... 318 318,257
Regatta XI Funding Ltd., Series 2018-1A,
Class B, (3-mo. CME Term SOFR + 1.91%),
7.23%, 07/17/31
(a) (b)
................ 650 650,644
Regatta XIV Funding Ltd., Series 2018-3A,
Class A, (3-mo. CME Term SOFR at 1.19%
Floor + 1.45%), 6.78%, 10/25/31
(a) (b)
..... 964 963,676
Regatta XV Funding Ltd., Series 2018-4A,
Class A2, (3-mo. CME Term SOFR at 1.85%
Floor + 2.11%), 7.44%, 10/25/31
(a) (b)
..... 1,500 1,506,957
Rockford Tower CLO Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.58%, 08/20/32 ................ 500 500,001
Series 2021-3A, Class A1, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.76%,
10/20/34 ..................... 1,250 1,250,208
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.73%,
10/20/34 ..................... 1,000 999,842
RR 17 Ltd., Series 2021-17A, Class A2, (3-mo.
CME Term SOFR at 1.65% Floor + 1.91%),
7.23%, 07/15/34
(a) (b)
................ 500 500,437
RR LLC, Series 2017-1A, Class A1AB, (3-mo.
CME Term SOFR at 1.15% Floor + 1.41%),
6.73%, 07/15/35
(a) (b)
................ 1,250 1,251,388
RR15 Ltd., Series 2021-15A, Class A2, (3-mo.
CME Term SOFR at 1.45% Floor + 1.71%),
7.03%, 04/15/36
(a) (b)
................ 2,000 1,992,809
RRX 4 Ltd., Series 2021-4A, Class A1, (3-mo.
CME Term SOFR at 1.20% Floor + 1.46%),
6.78%, 07/15/34
(a) (b)
................ 4,000 4,002,669
Signal Peak CLO 10 Ltd., Series 2021-9A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.28%, 07/21/34
(a) (b)
..... 2,000 2,002,025

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.28%, 07/20/34
(a) (b)
..... USD 1,000 $ 1,001,167
Sixth Street CLO XX Ltd., Series 2021-20A,
Class B, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.23%, 10/20/34
(a) (b)
..... 750 750,185
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (3-mo. CME Term SOFR at 1.17% Floor
+ 1.43%), 6.75%, 07/15/34
(a) (b)
......... 1,000 997,166
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.72%, 10/23/34
(a) (b)
..... 1,000 1,000,831
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2018-1A, Class CR, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.33%, 01/29/32 ................ 1,000 1,001,249
Series 2018-1A, Class DR, (3-mo. CME
Term SOFR at 2.75% Floor + 3.01%),
8.33%, 01/29/32 ................ 1,000 1,003,277
TCW CLO Ltd., Series 2021-1A, Class C,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.48%, 03/18/34
(a) (b)
.......... 500 495,439
TICP CLO VI Ltd., Series 2016-6A, Class BR2,
(3-mo. CME Term SOFR at 1.50% Floor +
1.76%), 7.08%, 01/15/34
(a) (b)
.......... 1,000 997,140
TICP CLO XI Ltd., Series 2018-11A, Class AR,
(3-mo. CME Term SOFR at 1.53% Floor +
1.53%), 0.00%, 04/25/37
(a) (b)
.......... 1,455 1,455,000
TICP CLO XV Ltd., Series 2020-15A, Class A,
(3-mo. CME Term SOFR at 1.28% Floor +
1.54%), 6.86%, 04/20/33
(a) (b)
.......... 1,200 1,201,093
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.61%), 6.93%, 07/20/30
(a) (b)
..... 1,000 998,851
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.48%), 6.80%, 10/15/34
(a) (b)
......... 2,000 2,000,323
Total Asset-Backed Securities — 19 .0%
(Cost: $ 141,542,200 ) .............................. 142,455,646
Shares
Shares
Common Stocks
Aerospace & Defense — 0.2%
BAE Systems plc .................... 75,023 1,278,799
Air Freight & Logistics — 0.2%
United Parcel Service, Inc. , Class B ....... 10,493 1,559,575
Banks — 0.6%
Bank Rakyat Indonesia Persero Tbk. PT .... 1,972,400 754,196
Citizens Financial Group, Inc. ........... 48,044 1,743,517
DBS Group Holdings Ltd. .............. 32,900 878,029
M&T Bank Corp. .................... 8,575 1,247,148
4,622,890
Beverages — 0.2%
Diageo plc ........................ 42,251 1,563,381
Biotechnology — 0.3%
AbbVie, Inc. ....................... 13,606 2,477,653
Building Products — 0.2%
Allegion plc ........................ 12,332 1,661,244
Security
Shares
Shares Value
Capital Markets — 0.6%
Charles Schwab Corp. (The) ............ 19,133 $ 1,384,081
Intercontinental Exchange, Inc. .......... 11,632 1,598,586
Moody's Corp. ...................... 3,350 1,316,650
4,299,317
Chemicals — 0.2%
Air Liquide SA ...................... 7,889 1,641,296
Commercial Services & Supplies — 0.2%
Republic Services, Inc. ................ 8,816 1,687,735
Consumer Finance — 0.1%
American Express Co. ................ 3,734 850,194
Consumer Staples Distribution & Retail — 0.2%
Wal-Mart de Mexico SAB de CV .......... 371,536 1,501,833
Diversified REITs — 0.0%
Cromwell European REIT
(c)
............. 37,000 55,072
Essential Properties Realty Trust, Inc. ...... 4,021 107,200
162,272
Diversified Telecommunication Services — 0.5%
Cellnex Telecom SA
(b) (c)
................ 5,540 195,976
Koninklijke KPN NV .................. 434,826 1,626,426
TELUS Corp. ...................... 95,980 1,535,482
3,357,884
Electrical Equipment — 0.2%
Hubbell, Inc. ....................... 3,785 1,570,964
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A ............. 48,953 1,639,926
Financial Services — 0.1%
Mastercard, Inc. , Class A ............... 1,769 851,897
Travelport Finance SARL
(d) (e)
............ 30 96,064
947,961
Food Products — 0.5%
Mondelez International, Inc. , Class A ....... 28,695 2,008,650
Nestle SA (Registered) ................ 19,337 2,054,555
4,063,205
Ground Transportation — 0.3%
Union Pacific Corp. .................. 8,027 1,974,080
Health Care Providers & Services — 0.3%
Envision Healthcare Corp. , (Acquired 11/03/23 ,
cost $ 21,657 )
(d) (e) (f)
................. 2,678 22,763
UnitedHealth Group, Inc. ............... 4,595 2,273,147
2,295,910
Health Care REITs — 0.2%
Assura plc ........................ 618,016 329,892
CareTrust REIT, Inc. .................. 11,786 287,225
Community Healthcare Trust, Inc. ......... 1,215 32,258
Healthpeak Properties, Inc. ............. 23,697 444,319
Target Healthcare REIT plc ............. 155,392 165,143
Welltower, Inc. ...................... 2,067 193,140
1,451,977
Household Durables — 0.2%
Taylor Wimpey plc ................... 684,738 1,183,824
Industrial REITs — 0.2%
ESR Kendall Square REIT Co. Ltd. ........ 35,110 114,882
Goodman Group .................... 5,803 127,824
LondonMetric Property plc .............. 117,899 302,552
Prologis, Inc. ....................... 2,692 350,552
Rexford Industrial Realty, Inc. ........... 6,147 309,194

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial REITs (continued)
Segro plc ......................... 7,129 $ 81,282
Warehouses De Pauw CVA ............. 9,244 263,591
1,549,877
Insurance — 0.4%
Assurant, Inc. ...................... 4,530 852,727
Prudential plc ...................... 44,920 421,286
Zurich Insurance Group AG ............. 3,071 1,658,999
2,933,012
Interactive Media & Services — 0.2%
Meta Platforms, Inc. , Class A ............ 3,391 1,646,602
IT Services — 0.2%
Accenture plc , Class A ................ 4,888 1,694,230
SUNeVision Holdings Ltd. .............. 302,000 98,391
1,792,621
Machinery — 0.2%
Otis Worldwide Corp. ................. 17,435 1,730,772
Media — 0.0%
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 9,686 )
(d) (e) (f)
........... 771 36,237
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc. ....... 1,308 168,614
Boston Properties, Inc. ................ 2,996 195,669
SL Green Realty Corp. ................ 2,192 120,845
485,128
Oil, Gas & Consumable Fuels — 0.5%
Shell plc .......................... 50,080 1,677,785
Williams Cos., Inc. (The) ............... 44,680 1,741,180
3,418,965
Personal Care Products — 0.2%
L'Oreal SA ........................ 3,476 1,646,135
Pharmaceuticals — 1.0%
AstraZeneca plc .................... 17,167 2,306,280
Novo Nordisk A/S , Class B ............. 20,206 2,591,893
Sanofi SA ......................... 16,828 1,637,104
Zoetis, Inc. , Class A .................. 4,187 708,482
7,243,759
Professional Services — 0.5%
NMG, Inc.
(d)
........................ 265 24,512
Paychex, Inc. ...................... 15,866 1,948,345
RELX plc ......................... 45,626 1,976,371
3,949,228
Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. ................ 71,000 292,568
Corp. Inmobiliaria Vesta SAB de CV , ADR ... 2,404 94,333
VGP NV .......................... 694 79,436
Vonovia SE ........................ 5,308 156,861
Wharf Real Estate Investment Co. Ltd. ..... 39,000 126,980
750,178
Residential REITs — 0.1%
Sun Communities, Inc. ................ 2,571 330,579
UDR, Inc. ......................... 10,593 396,284
726,863
Retail REITs — 0.1%
Link REIT ......................... 67,400 290,252
Region RE Ltd.
(g)
.................... 53,941 83,996
374,248
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 0.8%
Applied Materials, Inc. ................ 7,582 $ 1,563,636
Taiwan Semiconductor Manufacturing Co. Ltd. 98,000 2,385,427
Texas Instruments, Inc. ................ 11,735 2,044,354
5,993,417
Software — 0.8%
Microsoft Corp. ..................... 10,639 4,476,040
Oracle Corp. ....................... 12,867 1,616,224
6,092,264
Specialized REITs — 0.2%
American Tower Corp. ................ 1,086 214,583
Crown Castle, Inc. ................... 1,781 188,483
Digital Realty Trust, Inc. ............... 1,074 154,699
EPR Properties ..................... 5,504 233,645
Equinix, Inc. ....................... 184 151,861
Extra Space Storage, Inc. .............. 1,375 202,125
SBA Communications Corp. ............ 1,090 236,203
VICI Properties, Inc. .................. 13,011 387,597
1,769,196
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc. ........................ 12,431 2,131,668
Textiles, Apparel & Luxury Goods — 0.3%
LVMH Moet Hennessy Louis Vuitton SE ..... 2,162 1,945,361
Tobacco — 0.2%
Philip Morris International, Inc. ........... 14,163 1,297,614
Total Common Stocks — 11 .9%
(Cost: $ 79,396,563 ) ............................... 89,305,065
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 1.2%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
.. USD 32 32,246
Boeing Co. (The)
2.85% , 10/30/24 .................. 375 368,182
2.20% , 02/04/26 .................. 1,804 1,688,903
2.70% , 02/01/27 .................. 450 414,497
5.15% , 05/01/30 .................. 1,243 1,202,611
Bombardier, Inc.
(b)
7.13% , 06/15/26 .................. 72 73,037
7.88% , 04/15/27 .................. 7 7,005
6.00% , 02/15/28 .................. 83 81,645
8.75% , 11/15/30 .................. 62 66,202
7.25% , 07/01/31 .................. 35 35,071
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
.. 82 76,450
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
..................... 5 4,816
General Dynamics Corp.
3.50% , 04/01/27 .................. 39 37,666
3.75% , 05/15/28 .................. 37 35,808
2.25% , 06/01/31 .................. 45 38,126
L3Harris Technologies, Inc.
3.85% , 12/15/26 .................. 100 96,639
4.40% , 06/15/28 .................. 649 631,247
2.90% , 12/15/29 .................. 12 10,681
5.40% , 07/31/33 .................. 242 243,521
5.35% , 06/01/34 .................. 230 230,002
Lockheed Martin Corp., 4.50%, 05/15/36 ... 92 87,377
Northrop Grumman Corp., 3.25%, 01/15/28 .. 161 152,133
RTX Corp.
4.13% , 11/16/28 .................. 310 299,858

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
5.75% , 01/15/29 .................. USD 619 $ 640,491
2.25% , 07/01/30 .................. 8 6,830
5.15% , 02/27/33 .................. 693 694,318
Spirit AeroSystems, Inc.
(b)
9.38% , 11/30/29 .................. 47 51,267
9.75% , 11/15/30 .................. 52 58,165
TransDigm, Inc.
(b)
6.75% , 08/15/28 .................. 295 298,893
6.38% , 03/01/29 .................. 476 477,482
7.13% , 12/01/31 .................. 122 125,728
6.63% , 03/01/32 .................. 485 489,991
Triumph Group, Inc., 9.00%, 03/15/28
(b)
.... 98 103,315
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26
(b)
(d) (h)
......................... 92 23,000
8,883,203
Air Freight & Logistics — 0.0%
FedEx Corp., 2.40%, 05/15/31 .......... 95 80,633
Automobile Components — 0.2%
Aptiv plc, 3.25%, 03/01/32 ............ 225 195,704
Champions Financing, Inc., 8.75%, 02/15/29
(b)
42 44,001
Clarios Global LP
(b)
8.50% , 05/15/27 .................. 270 270,408
6.75% , 05/15/28 .................. 92 93,254
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... 16 15,927
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. 5 4,668
5.63% , 04/30/33 .................. 47 42,924
Icahn Enterprises LP
6.25% , 05/15/26 .................. 54 52,128
5.25% , 05/15/27 .................. 37 33,438
9.75% , 01/15/29
(b)
................. 41 42,796
4.38% , 02/01/29 .................. 34 28,988
Magna International, Inc., 5.05%, 03/14/29 .. 329 328,829
Phinia, Inc., 6.75%, 04/15/29
(b)
.......... 18 18,174
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ 39 35,585
1,206,824
Automobiles — 0.5%
Daimler Truck Finance North America LLC
(b)
5.15% , 01/16/26 .................. 300 298,900
5.00% , 01/15/27 .................. 155 154,562
3.65% , 04/07/27 .................. 150 143,809
Ford Motor Co., 6.10%, 08/19/32 ........ 481 487,404
General Motors Co., 6.13%, 10/01/25 ..... 45 45,379
Hyundai Capital America
(b)
1.00% , 09/17/24 .................. 455 445,128
1.80% , 10/15/25 .................. 63 59,544
6.25% , 11/03/25 .................. 480 484,908
5.30% , 01/08/29 .................. 105 105,139
6.50% , 01/16/29 .................. 93 97,568
5.70% , 06/26/30 .................. 170 173,236
5.40% , 01/08/31 .................. 60 60,238
Mercedes-Benz Finance North America LLC
(b)
4.85% , 01/11/29 .................. 230 228,801
5.00% , 01/11/34 .................. 155 153,696
Nissan Motor Acceptance Co. LLC
(b)
2.00% , 03/09/26 .................. 400 370,395
1.85% , 09/16/26 .................. 161 145,682
2.75% , 03/09/28 .................. 60 53,299
2.45% , 09/15/28 .................. 30 25,846
7.05% , 09/15/28 .................. 25 26,132
Volkswagen Group of America Finance LLC,
5.80%, 09/12/25
(b)
................ 344 345,519
3,905,185
Security
Par (000)
Par (000) Value
Banks — 4.8%
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.07%), 3.37% ,
01/23/26 ..................... USD 390 $ 382,846
(1-day SOFR + 1.15%), 1.32% , 06/19/26 . 190 180,606
(1-day SOFR + 1.01%), 1.20% , 10/24/26 . 66 61,774
(1-day SOFR + 1.29%), 5.08% , 01/20/27 . 550 547,230
(3-mo. CME Term SOFR + 1.32%), 3.56% ,
04/23/27 ..................... 1,003 967,818
(1-day SOFR + 0.96%), 1.73% , 07/22/27 . 116 106,946
(1-day SOFR + 1.05%), 2.55% , 02/04/28 . 618 574,443
(3-mo. CME Term SOFR + 1.77%), 3.71% ,
04/24/28 ..................... 23 22,006
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ..................... 1,056 1,003,706
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ..................... 350 328,349
(1-day SOFR + 1.06%), 2.09% , 06/14/29 . 604 533,742
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30 ..................... 300 272,450
(1-day SOFR + 2.15%), 2.59% , 04/29/31 . 86 74,145
Bank of Ireland Group plc, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.25%, 09/16/26
(a) (b)
.......... 330 331,901
Barclays Bank plc, Series MSFT, 1.00%,
02/16/29
(i)
..................... 42 45,209
Barclays plc
3.65% , 03/16/25 .................. 661 648,338
5.20% , 05/12/26 .................. 209 206,848
(1-day SOFR + 2.21%), 5.83% , 05/09/27
(a)
200 200,425
(1-day SOFR + 1.49%), 5.67% , 03/12/28
(a)
576 578,049
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.41%),
4.38%
(a) (j)
..................... 200 163,958
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.30%), 7.39% ,
11/02/28
(a)
.................... 200 212,092
(USISSO05 + 5.78%), 9.63%
(a) (j)
....... 220 233,288
(3-mo. LIBOR USD + 3.05%), 5.09% ,
06/20/30
(a)
.................... 400 385,335
BNP Paribas SA
(a)(b)
(1-day SOFR + 1.00%), 1.32% , 01/13/27 . 226 210,076
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.35%), 8.50%
(j)
235 245,634
Citigroup, Inc.
(a)
(1-day SOFR + 2.84%), 3.11% , 04/08/26 . 199 193,963
(1-day SOFR + 0.77%), 1.12% , 01/28/27 . 132 122,082
(3-mo. CME Term SOFR + 1.82%), 3.89% ,
01/10/28 ..................... 1,275 1,229,445
(1-day SOFR + 1.28%), 3.07% , 02/24/28 . 51 47,972
(3-mo. CME Term SOFR + 1.65%), 3.67% ,
07/24/28 ..................... 125 118,811
(3-mo. CME Term SOFR + 1.41%), 3.52% ,
10/27/28 ..................... 216 203,670
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63%
(j)
...................... 42 44,094
(1-day SOFR + 1.42%), 2.98% , 11/05/30 . 217 192,756
(1-day SOFR + 2.11%), 2.57% , 06/03/31 . 5 4,273
(1-day SOFR + 1.17%), 2.56% , 05/01/32 . 190 158,461
(1-day SOFR + 1.94%), 3.79% , 03/17/33 . 226 201,873
(1-day SOFR + 2.66%), 6.17% , 05/25/34 . 120 121,859
Commonwealth Bank of Australia, 5.84%,
03/13/34
(b)
..................... 406 408,277
Danske Bank A/S, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.40%), 5.71%, 03/01/30
(a) (b)
.......... 970 976,198

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Fifth Third Bancorp
(a)
(SOFR Index + 2.19%), 6.36% , 10/27/28 . USD 170 $ 173,955
(1-day SOFR + 2.34%), 6.34% , 07/27/29 . 794 818,511
(1-day SOFR + 1.84%), 5.63% , 01/29/32 . 150 150,154
HSBC Holdings plc
(a)
(1-day SOFR + 0.71%), 0.98% , 05/24/25 . 235 233,191
(1-day SOFR + 1.43%), 3.00% , 03/10/26 . 200 194,830
(1-day SOFR + 1.54%), 1.65% , 04/18/26 . 254 243,287
(1-day SOFR + 1.57%), 5.89% , 08/14/27 . 655 660,730
(1-day SOFR + 1.97%), 6.16% , 03/09/29 . 935 960,673
HSBC USA, Inc., 5.63%, 03/17/25 ....... 200 200,362
Huntington Bancshares, Inc., (SOFR Index +
1.87%), 5.71%, 02/02/35
(a)
........... 390 388,877
Intesa Sanpaolo SpA, 5.71%, 01/15/26
(b)
... 200 198,261
JPMorgan Chase & Co.
2.95% , 10/01/26 .................. 130 123,911
(3-mo. CME Term SOFR + 0.70%), 1.04% ,
02/04/27
(a)
.................... 95 87,918
(1-day SOFR + 0.77%), 1.47% , 09/22/27
(a)
404 368,630
(3-mo. CME Term SOFR + 1.64%), 3.54% ,
05/01/28
(a)
.................... 195 186,286
(1-day SOFR + 1.99%), 4.85% , 07/25/28
(a)
71 70,401
(3-mo. CME Term SOFR + 1.38%), 4.01% ,
04/23/29
(a)
.................... 346 331,648
(1-day SOFR + 1.02%), 2.07% , 06/01/29
(a)
460 408,045
Series NN , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.74%),
6.88%
(a) (j)
..................... 28 28,973
(1-day SOFR + 1.45%), 5.30% , 07/24/29
(a)
1,848 1,861,729
(1-day SOFR + 1.57%), 6.09% , 10/23/29
(a)
186 193,368
(1-day SOFR + 1.31%), 5.01% , 01/23/30
(a)
489 486,997
(1-day SOFR + 1.62%), 5.34% , 01/23/35
(a)
3 3,012
KeyCorp
(a)
(SOFR Index + 2.06%), 4.79% , 06/01/33 . 51 46,694
(SOFR Index + 2.42%), 6.40% , 03/06/35 . 260 265,514
Lloyds Banking Group plc, (3-mo. LIBOR USD
+ 1.21%), 3.57%, 11/07/28
(a)
.......... 204 191,246
Mitsubishi UFJ Financial Group, Inc.
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.67%), 1.64% ,
10/13/27
(a)
.................... 200 183,063
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 2.34% ,
01/19/28
(a)
.................... 200 185,486
3.96% , 03/02/28 .................. 6 5,802
3.74% , 03/07/29 .................. 71 67,529
2.05% , 07/17/30 .................. 200 167,694
Morgan Stanley Bank NA, (1-day SOFR +
1.08%), 4.95%, 01/14/28
(a)
........... 665 662,261
National Australia Bank Ltd., 3.91%, 06/09/27 250 243,085
NatWest Group plc
4.80% , 04/05/26 .................. 200 197,670
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 5.58% ,
03/01/28
(a)
.................... 573 575,884
PNC Financial Services Group, Inc. (The)
(a)
(SOFR Index + 1.73%), 6.62% , 10/20/27 . 103 106,044
(1-day SOFR + 1.34%), 5.30% , 01/21/28 . 245 245,280
(1-day SOFR + 1.84%), 5.58% , 06/12/29 . 670 678,161
(1-day SOFR + 2.28%), 6.88% , 10/20/34 . 188 205,866
(1-day SOFR + 1.90%), 5.68% , 01/22/35 . 245 247,231
Royal Bank of Canada, 6.00%, 11/01/27 .... 27 27,905
Santander Holdings USA, Inc.
(a)
(1-day SOFR + 2.36%), 6.50% , 03/09/29 . 952 973,708
(1-day SOFR + 2.50%), 6.17% , 01/09/30 . 265 267,389
Security
Par (000)
Par (000) Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc.
5.46% , 01/13/26 .................. USD 865 $ 867,911
5.72% , 09/14/28 .................. 587 603,538
Toronto-Dominion Bank (The)
5.16% , 01/10/28 .................. 171 172,096
5.52% , 07/17/28 .................. 50 51,064
Truist Financial Corp.
(1-day SOFR + 2.05%), 6.05% , 06/08/27
(a)
467 473,303
1.13% , 08/03/27 .................. 15 13,169
(1-day SOFR + 0.86%), 1.89% , 06/07/29
(a)
34 29,513
(1-day SOFR + 2.45%), 7.16% , 10/30/29
(a)
1,119 1,193,303
(1-day SOFR + 1.62%), 5.44% , 01/24/30
(a)
418 417,512
(1-day SOFR + 2.36%), 5.87% , 06/08/34
(a)
65 65,797
(1-day SOFR + 1.92%), 5.71% , 01/24/35
(a)
479 481,068
US Bancorp
(a)
(1-day SOFR + 1.66%), 4.55% , 07/22/28 . 133 130,352
(1-day SOFR + 2.02%), 5.78% , 06/12/29 . 378 384,597
(1-day SOFR + 1.56%), 5.38% , 01/23/30 . 115 115,508
(1-day SOFR + 1.60%), 4.84% , 02/01/34 . 7 6,647
(1-day SOFR + 2.26%), 5.84% , 06/12/34 . 454 462,741
(1-day SOFR + 1.86%), 5.68% , 01/23/35 . 260 262,529
Wells Fargo & Co.
(a)
(1-day SOFR + 1.32%), 3.91% , 04/25/26 . 981 962,811
(1-day SOFR + 2.00%), 2.19% , 04/30/26 . 275 264,833
(3-mo. CME Term SOFR + 1.57%), 3.58% ,
05/22/28 ..................... 109 103,628
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.61%), 7.63%
(j)
61 65,191
(1-day SOFR + 1.74%), 5.57% , 07/25/29 . 553 559,554
(1-day SOFR + 1.79%), 6.30% , 10/23/29 . 18 18,748
(1-day SOFR + 1.50%), 5.20% , 01/23/30 . 330 329,304
(1-day SOFR + 2.06%), 6.49% , 10/23/34 . 656 703,609
(1-day SOFR + 1.78%), 5.50% , 01/23/35 . 605 606,424
Wells Fargo Bank NA, 5.45%, 08/07/26 .... 253 254,700
Westpac Banking Corp.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 2.67% ,
11/15/35 ..................... 49 40,416
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.53%), 3.02% ,
11/18/36 ..................... 23 18,893
36,116,968
Beverages — 0.0%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 . 6 5,801
Anheuser-Busch InBev Worldwide, Inc.
4.00% , 04/13/28 .................. 185 180,449
5.00% , 06/15/34 .................. 95 95,565
281,815
Biotechnology — 0.9%
AbbVie, Inc.
2.95% , 11/21/26 .................. 452 430,484
4.80% , 03/15/27 .................. 260 260,268
4.80% , 03/15/29 .................. 945 946,387
3.20% , 11/21/29 .................. 461 424,810
4.95% , 03/15/31 .................. 220 221,570
Amgen, Inc.
5.15% , 03/02/28 .................. 925 930,929
5.25% , 03/02/33 .................. 344 346,894
Gilead Sciences, Inc.
3.65% , 03/01/26 .................. 2,725 2,654,958
4.60% , 09/01/35 .................. 238 228,048
6,444,348

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail — 0.0%
(b)
ANGI Group LLC, 3.88%, 08/15/28 ....... USD 25 $ 21,700
Go Daddy Operating Co. LLC, 5.25%, 12/01/27 42 41,075
LCM Investments Holdings II LLC
4.88% , 05/01/29 .................. 48 44,118
8.25% , 08/01/31 .................. 51 53,354
Match Group Holdings II LLC
4.63% , 06/01/28 .................. 54 50,961
5.63% , 02/15/29 .................. 27 26,170
NMG Holding Co., Inc., 7.13%, 04/01/26 .... 23 22,523
259,901
Building Products — 0.1%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(b)
..................... 11 11,057
Builders FirstSource, Inc., 6.38%, 03/01/34
(b)
. 23 23,095
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
..................... 40 41,090
Carrier Global Corp.
5.80% , 11/30/25 .................. 215 216,427
5.90% , 03/15/34 .................. 56 58,856
Masonite International Corp., 3.50%, 02/15/30
(b)
29 25,657
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 .................. 34 32,572
9.75% , 07/15/28 .................. 15 15,346
Standard Industries, Inc.
(b)
5.00% , 02/15/27 .................. 37 35,891
4.75% , 01/15/28 .................. 4 3,817
4.38% , 07/15/30 .................. 29 26,058
3.38% , 01/15/31 .................. 34 28,508
Summit Materials LLC
(b)
5.25% , 01/15/29 .................. 16 15,591
7.25% , 01/15/31 .................. 63 65,481
599,446
Capital Markets — 2.3%
AerCap Ireland Capital DAC
1.75% , 01/30/26 .................. 150 140,056
2.45% , 10/29/26 .................. 250 232,165
6.10% , 01/15/27 .................. 216 219,535
6.45% , 04/15/27
(b)
................. 205 210,480
5.75% , 06/06/28 .................. 585 592,809
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
..................... 23 23,810
Apollo Debt Solutions BDC, 6.90%, 04/13/29
(b)
85 85,807
Ares Capital Corp., 5.88%, 03/01/29 ...... 663 661,017
Aretec Group, Inc., 10.00%, 08/15/30
(b)
.... 15 16,384
Blackstone Private Credit Fund
3.25% , 03/15/27 .................. 67 61,836
4.00% , 01/15/29 .................. 142 130,284
6.25% , 01/25/31
(b)
................. 21 21,088
Blue Owl Capital Corp.
3.75% , 07/22/25 .................. 59 57,234
3.40% , 07/15/26 .................. 3 2,826
5.95% , 03/15/29 .................. 132 131,257
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(b)
. 20 20,600
Blue Owl Credit Income Corp.
5.50% , 03/21/25 .................. 19 18,868
7.75% , 09/16/27 .................. 45 46,100
Charles Schwab Corp. (The)
5.88% , 08/24/26 .................. 590 599,833
3.20% , 03/02/27 .................. 155 147,542
3.30% , 04/01/27 .................. 120 114,265
(1-day SOFR + 2.01%), 6.14% , 08/24/34
(a)
229 238,892
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 53 50,357
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Credit Suisse AG
3.70% , 02/21/25 .................. USD 250 $ 245,721
2.95% , 04/09/25 .................. 400 389,426
7.50% , 02/15/28 .................. 515 555,318
Deutsche Bank AG
(1-day SOFR + 1.13%), 1.45% , 04/01/25
(a)
555 555,000
4.50% , 04/01/25 .................. 200 196,651
(1-day SOFR + 1.32%), 2.55% , 01/07/28
(a)
240 220,363
(1-day SOFR + 1.59%), 5.71% , 02/08/28
(a)
440 439,361
(1-day SOFR + 3.18%), 6.72% , 01/18/29
(a)
175 180,979
(1-day SOFR + 2.51%), 6.82% , 11/20/29
(a)
914 955,499
(1-day SOFR + 3.65%), 7.08% , 02/10/34
(a)
215 221,112
Goldman Sachs Group, Inc. (The)
(3-mo. CME Term SOFR + 1.46%), 3.27% ,
09/29/25
(a)
.................... 104 102,748
(1-day SOFR + 0.61%), 0.86% , 02/12/26
(a)
100 95,788
(1-day SOFR + 1.08%), 5.80% , 08/10/26
(a)
402 403,303
(1-day SOFR + 0.79%), 1.09% , 12/09/26
(a)
100 92,897
(1-day SOFR + 0.80%), 1.43% , 03/09/27
(a)
560 518,610
(1-day SOFR + 1.73%), 4.48% , 08/23/28
(a)
64 62,568
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29
(a)
.................... 75 71,098
(3-mo. CME Term SOFR + 1.56%), 4.22% ,
05/01/29
(a)
.................... 72 69,302
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
106 88,961
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
100 82,036
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
85 70,722
6.45% , 05/01/36 .................. 8 8,534
Intercontinental Exchange, Inc.
3.10% , 09/15/27 .................. 80 75,254
4.00% , 09/15/27 .................. 184 178,275
1.85% , 09/15/32 .................. 184 143,478
Lehman Brothers Holdings, Inc., 6.88%,
07/17/37
(d) (e) (h)
................... 203 —
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 . 967 894,468
(1-day SOFR + 0.86%), 1.51% , 07/20/27 . 705 647,050
(1-day SOFR + 1.00%), 2.48% , 01/21/28 . 45 41,860
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29 ..................... 904 860,494
(1-day SOFR + 1.59%), 5.16% , 04/20/29 . 651 650,475
(1-day SOFR + 1.63%), 5.45% , 07/20/29 . 375 378,288
(1-day SOFR + 1.83%), 6.41% , 11/01/29 . 543 569,370
(3-mo. CME Term SOFR + 1.89%), 4.43% ,
01/23/30 ..................... 205 198,525
(1-day SOFR + 1.02%), 1.93% , 04/28/32 . 60 48,159
(1-day SOFR + 1.18%), 2.24% , 07/21/32 . 39 31,859
(1-day SOFR + 1.29%), 2.94% , 01/21/33 . 105 89,242
(1-day SOFR + 1.73%), 5.47% , 01/18/35 . 345 348,084
(1-day SOFR + 1.36%), 2.48% , 09/16/36 . 81 64,062
Nasdaq, Inc.
5.35% , 06/28/28 .................. 169 171,181
5.55% , 02/15/34 .................. 36 36,607
Oaktree Strategic Credit Fund, 8.40%,
11/14/28
(b)
..................... 22 23,336
S&P Global, Inc., 5.25%, 09/15/33
(b)
...... 128 130,796
State Street Corp., Series I, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.61%), 6.70%
(a) (j)
.......... 37 37,545
UBS Group AG
(a)(b)
(SOFR Index + 0.98%), 1.31% , 02/02/27 . 374 345,249
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.40%), 4.88%
(j)
200 183,644

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.70% ,
08/05/27 ..................... USD 700 $ 686,868
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.31%), 4.38%
(j)
200 164,464
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.76%), 9.25%
(j)
400 451,415
(1-day SOFR + 5.02%), 9.02% , 11/15/33 . 400 485,338
17,384,428
Chemicals — 0.2%
Axalta Coating Systems LLC, 3.38%, 02/15/29
(b)
150 134,230
Chemours Co. (The)
5.38% , 05/15/27 .................. 22 21,091
5.75% , 11/15/28
(b)
................. 45 41,494
4.63% , 11/15/29
(b)
................. 19 16,379
Eastman Chemical Co., 5.75%, 03/08/33 ... 403 409,834
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 155 142,189
Herens Holdco SARL, 4.75%, 05/15/28
(b)
... 200 174,542
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... 75 73,987
Ingevity Corp., 3.88%, 11/01/28
(b)
........ 26 23,482
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)
.. 74 59,555
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
... 24 21,611
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
25 23,904
Nutrien Ltd.
5.95% , 11/07/25 .................. 54 54,441
4.90% , 03/27/28 .................. 62 61,672
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 .................. 3 2,715
4.00% , 04/01/31 .................. 10 8,623
4.38% , 02/01/32 .................. 26 22,416
Sherwin-Williams Co. (The)
3.95% , 01/15/26 .................. 29 28,343
3.45% , 06/01/27 .................. 99 94,634
2.30% , 05/15/30 .................. 22 18,895
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... 73 65,070
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 .................. 10 9,504
5.63% , 08/15/29 .................. 221 197,771
7.38% , 03/01/31 .................. 27 27,339
1,733,721
Commercial Services & Supplies — 0.3%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
. 40 36,206
Allied Universal Holdco LLC
(b)
9.75% , 07/15/27 .................. 12 12,036
4.63% , 06/01/28 .................. 200 181,793
6.00% , 06/01/29 .................. 200 172,085
7.88% , 02/15/31 .................. 117 118,497
APi Group DE, Inc.
(b)
4.13% , 07/15/29 .................. 22 19,821
4.75% , 10/15/29 .................. 17 15,668
APX Group, Inc.
(b)
6.75% , 02/15/27 .................. 33 33,135
5.75% , 07/15/29 .................. 53 50,959
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 70 67,562
Clean Harbors, Inc.
(b)
4.88% , 07/15/27 .................. 28 27,160
6.38% , 02/01/31 .................. 15 15,110
Covanta Holding Corp., 4.88%, 12/01/29
(b)
.. 67 60,049
Garda World Security Corp.
(b)
4.63% , 02/15/27 .................. 65 62,282
9.50% , 11/01/27 .................. 17 17,041
7.75% , 02/15/28 .................. 42 43,071
6.00% , 06/01/29 .................. 13 11,636
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc.
(b)
3.75% , 08/01/25 .................. USD 26 $ 25,323
3.50% , 09/01/28 .................. 37 33,892
4.75% , 06/15/29 .................. 57 53,605
4.38% , 08/15/29 .................. 65 59,883
6.75% , 01/15/31 .................. 61 62,513
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. 56 52,952
Prime Security Services Borrower LLC
(b)
5.25% , 04/15/24 .................. 4 3,993
6.25% , 01/15/28 .................. 66 64,652
Republic Services, Inc., 4.88%, 04/01/29 ... 280 280,437
Waste Management, Inc., 2.00%, 06/01/29 .. 191 167,568
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 135 132,959
Williams Scotsman, Inc., 7.38%, 10/01/31
(b)
.. 42 43,653
1,925,541
Communications Equipment — 0.2%
Cisco Systems, Inc.
4.85% , 02/26/29 .................. 222 223,639
4.95% , 02/26/31 .................. 20 20,176
CommScope, Inc.
(b)
6.00% , 03/01/26 .................. 26 23,790
4.75% , 09/01/29 .................. 34 24,480
Motorola Solutions, Inc.
5.00% , 04/15/29 .................. 355 353,188
2.75% , 05/24/31 .................. 39 33,050
5.40% , 04/15/34 .................. 481 480,050
Viasat, Inc.
(b)
5.63% , 09/15/25 .................. 44 42,892
5.63% , 04/15/27 .................. 50 47,347
7.50% , 05/30/31 .................. 8 5,797
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
.... 15 12,870
1,267,279
Construction & Engineering — 0.0%
(b)
Arcosa, Inc., 4.38%, 04/15/29 .......... 67 61,743
Brand Industrial Services, Inc., 10.38%,
08/01/30 ...................... 163 176,474
Dycom Industries, Inc., 4.50%, 04/15/29 .... 35 32,717
Pike Corp., 8.63%, 01/31/31 ........... 12 12,752
283,686
Construction Materials — 0.0%
Smyrna Ready Mix Concrete LLC
(b)
6.00% , 11/01/28 .................. 50 48,868
8.88% , 11/15/31 .................. 94 100,476
149,344
Consumer Finance — 1.1%
Ally Financial, Inc.
5.80% , 05/01/25 .................. 200 199,663
5.75% , 11/20/25 .................. 343 340,530
(1-day SOFR + 2.82%), 6.85% , 01/03/30
(a)
1,033 1,063,128
American Express Co., 2.55%, 03/04/27 .... 193 180,255
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 19 19,773
Capital One Financial Corp.
(1-day SOFR + 1.37%), 4.17% , 05/09/25
(a)
215 214,561
(1-day SOFR + 1.29%), 2.64% , 03/03/26
(a)
62 60,268
(1-day SOFR + 0.86%), 1.88% , 11/02/27
(a)
35 32,020
3.80% , 01/31/28 .................. 160 152,151
(1-day SOFR + 2.08%), 5.47% , 02/01/29
(a)
225 224,266
(1-day SOFR + 2.64%), 6.31% , 06/08/29
(a)
1,194 1,227,499
(1-day SOFR + 1.27%), 2.62% , 11/02/32
(a)
25 20,221
Ford Motor Credit Co. LLC
3.38% , 11/13/25 .................. 455 437,742
5.80% , 03/05/27 .................. 620 622,293

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.13% , 08/17/27 .................. USD 200 $ 189,784
7.35% , 11/04/27 .................. 200 209,754
6.80% , 05/12/28 .................. 551 572,428
5.11% , 05/03/29 .................. 200 194,165
7.12% , 11/07/33 .................. 200 215,182
General Motors Financial Co., Inc.
1.25% , 01/08/26 .................. 40 37,223
5.40% , 04/06/26 .................. 540 540,201
4.35% , 01/17/27 .................. 196 191,425
5.40% , 05/08/27 .................. 145 145,379
5.75% , 02/08/31 .................. 85 85,922
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b) (k)
....... 39 36,958
Macquarie Airfinance Holdings Ltd.
(b)
8.38% , 05/01/28 .................. 14 14,839
6.40% , 03/26/29 .................. 10 10,158
8.13% , 03/30/29 .................. 33 34,902
6.50% , 03/26/31 .................. 20 20,357
Navient Corp.
5.50% , 03/15/29 .................. 5 4,656
9.38% , 07/25/30 .................. 35 37,442
OneMain Finance Corp.
6.63% , 01/15/28 .................. 27 27,087
9.00% , 01/15/29 .................. 19 20,161
5.38% , 11/15/29 .................. 35 32,907
7.88% , 03/15/30 .................. 54 55,705
4.00% , 09/15/30 .................. 29 24,820
SLM Corp., 3.13%, 11/02/26 ........... 44 40,865
Synchrony Financial
4.25% , 08/15/24 .................. 200 198,710
4.88% , 06/13/25 .................. 3 2,955
4.50% , 07/23/25 .................. 72 70,553
5.15% , 03/19/29 .................. 530 509,202
Toyota Motor Credit Corp.
5.25% , 09/11/28 .................. 146 148,518
1.65% , 01/10/31 .................. 31 25,306
8,491,934
Consumer Staples Distribution & Retail — 0.1%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
........ 382 352,974
Albertsons Cos., Inc.
(b)
3.25% , 03/15/26 .................. 31 29,562
4.63% , 01/15/27 .................. 4 3,871
5.88% , 02/15/28 .................. 16 15,841
6.50% , 02/15/28 .................. 20 20,212
3.50% , 03/15/29 .................. 28 25,132
4.88% , 02/15/30 .................. 36 34,252
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
..................... 42 38,489
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
28 23,257
US Foods, Inc.
(b)
4.75% , 02/15/29 .................. 25 23,731
4.63% , 06/01/30 .................. 37 34,325
7.25% , 01/15/32 .................. 32 33,303
Walgreens Boots Alliance, Inc.
3.20% , 04/15/30 .................. 4 3,477
4.80% , 11/18/44 .................. 12 10,094
4.10% , 04/15/50 .................. 20 14,665
663,185
Containers & Packaging — 0.3%
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(b)
................ 200 161,210
Berry Global, Inc., 1.57%, 01/15/26 ....... 736 688,004
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 .................. 47 46,962
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
8.75% , 04/15/30 .................. USD 95 $ 93,341
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
10 9,067
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
..................... 23 21,234
LABL, Inc.
(b)
6.75% , 07/15/26 .................. 8 7,903
5.88% , 11/01/28 .................. 40 36,784
9.50% , 11/01/28 .................. 61 61,705
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 08/15/26 .................. 347 353,507
9.25% , 04/15/27 .................. 8 7,936
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31
(b)
..................... 21 21,389
Sealed Air Corp., 5.00%, 04/15/29
(b)
...... 7 6,719
Smurfit Kappa Treasury ULC, 5.44%,
04/03/34
(b)
..................... 200 200,076
Sonoco Products Co., 2.25%, 02/01/27 .... 135 125,076
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
15 16,004
WRKCo, Inc.
3.75% , 03/15/25 .................. 54 53,077
4.65% , 03/15/26 .................. 375 370,307
4.90% , 03/15/29 .................. 90 89,342
2,369,643
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 24 21,574
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 66 64,448
Resideo Funding, Inc., 4.00%, 09/01/29 .... 23 20,565
106,587
Diversified Consumer Services — 0.1%
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(b)
................ 29 27,581
Service Corp. International, 4.00%, 05/15/31 . 95 84,166
Sotheby's, 7.38%, 10/15/27
(b)
........... 355 330,534
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... 83 85,841
528,122
Diversified REITs — 0.4%
Extra Space Storage LP, 5.40%, 02/01/34 ... 480 477,889
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 28 23,959
HAT Holdings I LLC
(b)
3.38% , 06/15/26 .................. 46 43,328
8.00% , 06/15/27 .................. 28 29,195
Highwoods Realty LP, 7.65%, 02/01/34 .... 10 10,906
Invitation Homes Operating Partnership LP
5.50% , 08/15/33 .................. 21 20,919
2.70% , 01/15/34 .................. 297 236,412
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
....... 42 38,357
Mid-America Apartments LP, 3.60%, 06/01/27 89 85,489
MPT Operating Partnership LP
5.25% , 08/01/26 .................. 6 5,493
5.00% , 10/15/27 .................. 5 4,187
4.63% , 08/01/29 .................. 3 2,302
3.50% , 03/15/31 .................. 130 89,261
Prologis LP
4.88% , 06/15/28 .................. 56 56,060
2.88% , 11/15/29 .................. 45 40,644
5.13% , 01/15/34 .................. 126 126,546
Prologis Targeted US Logistics Fund LP, 5.25%,
04/01/29
(b)
..................... 270 269,226
RHP Hotel Properties LP, 6.50%, 04/01/32
(b)
. 93 93,314
Simon Property Group LP, 5.50%, 03/08/33 .. 128 130,351
VICI Properties LP
4.38% , 05/15/25 .................. 30 29,488

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
4.63% , 06/15/25
(b)
................. USD 12 $ 11,816
4.75% , 02/15/28 .................. 200 195,040
4.13% , 08/15/30
(b)
................. 210 190,954
5.13% , 05/15/32 .................. 481 460,075
5.63% , 05/15/52 .................. 24 22,242
2,693,453
Diversified Telecommunication Services — 0.4%
Altice France SA, 5.13%, 07/15/29
(b)
...... 200 135,207
AT&T, Inc., 5.40%, 02/15/34 ........... 445 450,837
CCO Holdings LLC
(b)
5.00% , 02/01/28 .................. 34 31,651
6.38% , 09/01/29 .................. 22 20,871
4.75% , 03/01/30 .................. 28 24,042
7.38% , 03/01/31 .................. 226 221,634
4.75% , 02/01/32 .................. 80 65,290
4.25% , 01/15/34 .................. 88 66,427
Frontier Communications Holdings LLC
(b)
5.88% , 10/15/27 .................. 81 78,419
5.00% , 05/01/28 .................. 86 79,826
8.75% , 05/15/30 .................. 104 106,415
8.63% , 03/15/31 .................. 42 42,896
Iliad Holding SASU, 7.00%, 10/15/28
(b)
..... 200 197,943
Level 3 Financing, Inc.
(b)
10.50% , 04/15/29 ................. 88 89,760
4.88% , 06/15/29 .................. 124 82,770
11.00% , 11/15/29 ................. 104 108,544
10.50% , 05/15/30 ................. 106 108,385
3.88% , 10/15/30 .................. 10 5,900
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 .................. 21 13,120
4.13% , 04/15/30 .................. 21 12,911
Sprint Capital Corp., 6.88%, 11/15/28 ...... 548 583,969
Telecom Italia Capital SA
6.38% , 11/15/33 .................. 4 3,784
6.00% , 09/30/34 .................. 41 37,501
7.20% , 07/18/36 .................. 23 22,450
7.72% , 06/04/38 .................. 18 18,031
Uniti Group LP, 10.50%, 02/15/28
(b)
....... 157 162,766
Windstream Escrow LLC, 7.75%, 08/15/28
(b)
. 14 12,958
Zayo Group Holdings, Inc.
(b)
4.00% , 03/01/27 .................. 312 256,821
6.13% , 03/01/28 .................. 61 42,686
3,083,814
Electric Utilities — 1.6%
Alexander Funding Trust II, 7.47%, 07/31/28
(b)
100 105,730
American Electric Power Co., Inc., 5.70%,
08/15/25 ...................... 412 412,843
CenterPoint Energy Houston Electric LLC
Series AG , 3.00% , 03/01/32 .......... 100 87,021
4.95% , 04/01/33 .................. 68 67,539
DTE Electric Co., 4.85%, 12/01/26 ....... 277 276,816
Duke Energy Carolinas LLC
2.85% , 03/15/32 .................. 115 98,634
4.95% , 01/15/33 .................. 77 76,575
Duke Energy Corp.
2.65% , 09/01/26 .................. 660 623,199
2.55% , 06/15/31 .................. 123 103,568
Duke Energy Florida LLC
3.20% , 01/15/27 .................. 6 5,727
2.50% , 12/01/29 .................. 88 78,016
1.75% , 06/15/30 .................. 154 127,929
Duke Energy Ohio, Inc., 5.25%, 04/01/33 ... 13 13,143
Edison International
4.70% , 08/15/25 .................. 390 385,210
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.75% , 06/15/27 .................. USD 100 $ 101,318
5.25% , 11/15/28 .................. 260 259,085
6.95% , 11/15/29 .................. 68 72,851
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.66%), 7.88% ,
06/15/54
(a)
.................... 139 142,798
Eversource Energy
4.75% , 05/15/26 .................. 9 8,907
5.45% , 03/01/28 .................. 220 222,716
Exelon Corp.
2.75% , 03/15/27 .................. 40 37,446
5.15% , 03/15/28 .................. 200 200,489
FirstEnergy Corp.
4.00% , 05/01/26
(b) (i)
................ 59 58,646
Series B , 4.15% , 07/15/27
(l)
.......... 185 177,432
2.65% , 03/01/30 .................. 210 180,520
Florida Power & Light Co., 4.80%, 05/15/33 .. 122 120,155
Georgia Power Co.
5.00% , 02/23/27 .................. 330 330,397
4.70% , 05/15/32 .................. 174 169,996
MidAmerican Energy Co., 5.75%, 11/01/35 .. 21 22,033
NextEra Energy Capital Holdings, Inc.
5.75% , 09/01/25 .................. 280 281,201
1.88% , 01/15/27 .................. 20 18,314
3.55% , 05/01/27 .................. 300 286,182
4.63% , 07/15/27 .................. 25 24,651
5.05% , 02/28/33 .................. 110 108,983
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80% ,
03/15/82
(a)
.................... 949 860,963
NextEra Energy Operating Partners LP
(b)
4.25% , 09/15/24 .................. 4 3,860
3.88% , 10/15/26 .................. 8 7,461
7.25% , 01/15/29 .................. 23 23,533
Northern States Power Co., 2.25%, 04/01/31 . 10 8,394
NRG Energy, Inc.
(b)
2.45% , 12/02/27 .................. 173 155,503
7.00% , 03/15/33 .................. 30 32,012
Ohio Power Co.
5.00% , 06/01/33 .................. 177 173,678
Series F , 5.85% , 10/01/35 ........... 9 9,233
Pacific Gas & Electric Co.
3.45% , 07/01/25 .................. 14 13,618
3.15% , 01/01/26 .................. 350 336,479
3.30% , 12/01/27 .................. 10 9,292
3.30% , 12/01/27 .................. 140 130,093
3.00% , 06/15/28 .................. 150 137,010
6.10% , 01/15/29 .................. 231 238,040
4.55% , 07/01/30 .................. 707 672,019
6.95% , 03/15/34 .................. 18 19,706
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 71 66,182
PECO Energy Co., 4.90%, 06/15/33 ...... 99 99,025
PG&E Corp., 4.25%, 12/01/27
(b) (i)
........ 46 46,207
Public Service Electric & Gas Co.
4.90% , 12/15/32 .................. 395 393,203
4.65% , 03/15/33 .................. 57 55,557
Southern California Edison Co.
Series 20C , 1.20% , 02/01/26 ......... 154 143,012
4.88% , 02/01/27 .................. 468 466,575
Series G , 2.50% , 06/01/31 ........... 337 284,400
6.00% , 01/15/34 .................. 277 292,828
5.20% , 06/01/34 .................. 25 24,749
Southern Co. (The)
Series 21-B , 1.75% , 03/15/28 ......... 150 132,489

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.85% , 06/15/28 .................. USD 114 $ 113,397
5.50% , 03/15/29 .................. 153 155,908
5.20% , 06/15/33 .................. 258 257,800
Tampa Electric Co., 2.40%, 03/15/31 ...... 9 7,534
Virginia Electric & Power Co.
Series B , 3.75% , 05/15/27 ........... 111 107,078
Series A , 3.80% , 04/01/28 ........... 90 86,400
2.30% , 11/15/31 .................. 67 55,682
Vistra Operations Co. LLC
(b)
3.55% , 07/15/24 .................. 518 514,284
5.13% , 05/13/25 .................. 723 716,605
5.00% , 07/31/27 .................. 7 6,778
7.75% , 10/15/31 .................. 51 53,411
6.95% , 10/15/33 .................. 35 37,358
12,233,426
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 79 73,505
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ........ 61 57,452
Sensata Technologies, Inc.
4.38% , 02/15/30 .................. 73 66,441
3.75% , 02/15/31 .................. 29 25,085
148,978
Energy Equipment & Services — 0.3%
Archrock Partners LP
(b)
6.88% , 04/01/27 .................. 57 57,173
6.25% , 04/01/28 .................. 64 63,324
Borr IHC Ltd., 10.00%, 11/15/28
(b)
........ 200 208,000
Enerflex Ltd., 9.00%, 10/15/27
(b)
......... 46 47,264
Halliburton Co., 2.92%, 03/01/30 ........ 28 25,109
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
. 58 59,078
Nabors Industries Ltd.
(b)
7.25% , 01/15/26 .................. 12 11,926
7.50% , 01/15/28 .................. 40 37,516
Nabors Industries, Inc., 9.13%, 01/31/30
(b)
... 24 24,952
Noble Finance II LLC, 8.00%, 04/15/30
(b)
... 41 42,708
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 10 9,852
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 . 15 16,126
Precision Drilling Corp., 6.88%, 01/15/29
(b)
.. 11 10,980
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
.. 18 18,475
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
..................... 17 17,692
Transocean, Inc.
(b)
7.50% , 01/15/26 .................. 49 48,693
11.50% , 01/30/27 ................. 57 59,407
8.00% , 02/01/27 .................. 44 43,673
8.75% , 02/15/30 .................. 143 149,207
USA Compression Partners LP
6.88% , 04/01/26 .................. 7 6,992
6.88% , 09/01/27 .................. 54 54,128
7.13% , 03/15/29
(b)
................. 50 50,623
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 87 89,743
Venture Global LNG, Inc.
(b)
8.13% , 06/01/28 .................. 109 111,200
9.50% , 02/01/29 .................. 207 223,118
8.38% , 06/01/31 .................. 195 201,097
9.88% , 02/01/32 .................. 141 151,962
Weatherford International Ltd.
(b)
6.50% , 09/15/28 .................. 24 24,753
8.63% , 04/30/30 .................. 101 105,441
1,970,212
Security
Par (000)
Par (000) Value
Entertainment — 0.0%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ...................... USD 39 $ 29,836
Live Nation Entertainment, Inc., 4.75%,
10/15/27 ...................... 74 70,657
Netflix, Inc., 4.88%, 06/15/30 ........... 106 105,259
Playtika Holding Corp., 4.25%, 03/15/29 .... 30 25,971
231,723
Financial Services — 0.5%
Block, Inc.
2.75% , 06/01/26 .................. 73 68,655
3.50% , 06/01/31 .................. 228 198,439
Blue Owl Credit Income Corp.
(b)
7.75% , 01/15/29 .................. 608 626,179
6.65% , 03/15/31 .................. 40 39,034
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29
(b)
..................... 12 11,851
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
.... 27 26,995
Fidelity National Information Services, Inc.,
1.15%, 03/01/26 ................. 213 197,197
Fiserv, Inc.
3.20% , 07/01/26 .................. 40 38,348
2.25% , 06/01/27 .................. 106 97,374
Freedom Mortgage Corp.
(b)
12.00% , 10/01/28 ................. 13 14,170
12.25% , 10/01/30 ................. 13 14,297
Freedom Mortgage Holdings LLC, 9.25%,
02/01/29
(b)
..................... 9 9,211
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 .................. 6 6,124
8.00% , 02/15/27 .................. 53 54,723
8.00% , 06/15/28 .................. 14 14,621
6.88% , 04/15/29 .................. 30 30,112
Global Payments, Inc.
1.20% , 03/01/26 .................. 230 212,756
4.80% , 04/01/26 .................. 67 66,304
2.15% , 01/15/27 .................. 12 11,073
1.50% , 03/01/31
(b) (i)
................ 63 66,591
2.90% , 11/15/31 .................. 65 54,548
HPS Corporate Lending Fund, 6.75%,
01/30/29
(b)
..................... 30 29,945
JPMorgan Chase Bank NA, 5.11%, 12/08/26 . 658 659,889
MGIC Investment Corp., 5.25%, 08/15/28 ... 31 30,113
Nationstar Mortgage Holdings, Inc.
(b)
5.00% , 02/01/26 .................. 148 144,834
6.00% , 01/15/27 .................. 18 17,745
5.13% , 12/15/30 .................. 39 35,384
5.75% , 11/15/31 .................. 26 23,981
7.13% , 02/01/32 .................. 88 87,397
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... 34 36,367
PennyMac Financial Services, Inc., 7.88%,
12/15/29
(b)
..................... 38 39,047
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 .................. 37 38,108
5.88% , 07/01/29 .................. 86 84,567
9.88% , 07/15/31 .................. 42 46,801
7.00% , 01/15/32 .................. 25 25,935
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 .................. 140 129,349
3.88% , 03/01/31 .................. 33 28,749
4.00% , 10/15/33 .................. 8 6,777
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 72 69,613
Shift4 Payments, Inc., 0.00%, 12/15/25
(i) (m)
.. 7 7,490
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
.. 315 315,885
3,716,578

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products — 0.1%
Chobani LLC
(b)
4.63% , 11/15/28 .................. USD 114 $ 106,309
7.63% , 07/01/29 .................. 157 159,159
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
.. 84 83,244
Fiesta Purchaser, Inc., 7.88%, 03/01/31
(b)
... 18 18,589
Kraft Heinz Foods Co., 3.88%, 05/15/27 .... 226 219,011
Lamb Weston Holdings, Inc.
(b)
4.88% , 05/15/28 .................. 69 67,063
4.13% , 01/31/30 .................. 12 10,942
4.38% , 01/31/32 .................. 34 30,488
Post Holdings, Inc.
(b)
5.50% , 12/15/29 .................. 9 8,697
4.50% , 09/15/31 .................. 9 8,096
6.25% , 02/15/32 .................. 32 32,233
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... 32 28,279
772,110
Gas Utilities — 0.2%
AmeriGas Partners LP, 9.38%, 06/01/28
(b)
... 39 40,385
Atmos Energy Corp.
1.50% , 01/15/31 .................. 35 28,089
5.90% , 11/15/33 .................. 22 23,338
CenterPoint Energy Resources Corp., 5.25%,
03/01/28 ...................... 18 18,182
DCP Midstream Operating LP
5.63% , 07/15/27 .................. 250 252,096
3.25% , 02/15/32 .................. 641 552,077
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28
(b)
................ 35 36,933
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 .................. 55 56,330
8.38% , 02/15/32 .................. 140 143,515
ONE Gas, Inc.
2.00% , 05/15/30 .................. 9 7,638
4.25% , 09/01/32 .................. 9 8,606
Southern California Gas Co., 2.95%, 04/15/27 96 90,571
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
..................... 6 5,470
1,263,230
Ground Transportation — 0.3%
Avis Budget Car Rental LLC, 8.00%, 02/15/31
(b)
32 31,948
Burlington Northern Santa Fe LLC, 3.25%,
06/15/27 ...................... 15 14,325
Canadian National Railway Co., 3.85%,
08/05/32 ...................... 45 41,813
GN Bondco LLC, 9.50%, 10/15/31
(b)
...... 45 44,920
Lyft, Inc., 0.63%, 03/01/29
(b) (i)
........... 18 21,026
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
.. 38 35,952
Norfolk Southern Corp.
3.80% , 08/01/28 .................. 30 28,728
2.30% , 05/15/31 .................. 16 13,530
Penske Truck Leasing Co. LP
(b)
1.20% , 11/15/25 .................. 853 795,744
4.45% , 01/29/26 .................. 100 97,917
5.75% , 05/24/26 .................. 275 276,989
5.88% , 11/15/27 .................. 91 92,511
5.55% , 05/01/28 .................. 21 21,225
5.35% , 03/30/29 .................. 125 125,086
Ryder System, Inc.
2.85% , 03/01/27 .................. 135 126,547
6.60% , 12/01/33 .................. 114 123,650
SMBC Aviation Capital Finance DAC, 1.90%,
10/15/26
(b)
..................... 200 182,513
Uber Technologies, Inc.
0.00% , 12/15/25
(i) (m)
................ 9 10,103
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Series 2028 , 0.88% , 12/01/28
(b) (i)
....... USD 29 $ 35,873
4.50% , 08/15/29
(b)
................. 77 73,059
Union Pacific Corp., 2.89%, 04/06/36 ...... 53 43,226
2,236,685
Health Care Equipment & Supplies — 0.4%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 .................. 99 93,814
3.88% , 11/01/29 .................. 33 29,747
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
... 181 187,274
Baxter International, Inc.
1.92% , 02/01/27 .................. 37 33,784
2.54% , 02/01/32 .................. 104 85,940
Becton Dickinson & Co.
3.70% , 06/06/27 .................. 164 157,561
4.87% , 02/08/29 .................. 463 460,236
Medline Borrower LP
(b)
3.88% , 04/01/29 .................. 63 57,343
6.25% , 04/01/29 .................. 51 51,228
5.25% , 10/01/29 .................. 254 240,073
Medtronic Global Holdings SCA, 4.25%,
03/30/28 ...................... 31 30,455
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
40 43,090
Solventum Corp.
(b)
5.45% , 02/25/27 .................. 339 340,171
5.40% , 03/01/29 .................. 523 524,054
5.45% , 03/13/31 .................. 215 214,444
5.60% , 03/23/34 .................. 243 243,795
Teleflex, Inc., 4.63%, 11/15/27 .......... 28 26,930
2,819,939
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(b)
13 12,655
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 65 59,150
Ascension Health, Series B, 2.53%, 11/15/29 . 16 14,267
Banner Health, 1.90%, 01/01/31 ......... 128 105,354
Centene Corp.
3.00% , 10/15/30 .................. 201 172,337
2.63% , 08/01/31 .................. 346 284,023
CommonSpirit Health
6.07% , 11/01/27 .................. 137 139,430
3.35% , 10/01/29 .................. 22 20,176
2.78% , 10/01/30 .................. 161 139,647
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 .................. 54 49,702
6.00% , 01/15/29 .................. 101 88,233
5.25% , 05/15/30 .................. 48 39,140
4.75% , 02/15/31 .................. 65 50,163
Elevance Health, Inc.
5.35% , 10/15/25 .................. 42 42,023
4.10% , 03/01/28 .................. 200 194,471
2.25% , 05/15/30 .................. 15 12,828
5.50% , 10/15/32 .................. 75 76,901
5.85% , 01/15/36 .................. 45 47,109
Encompass Health Corp.
4.50% , 02/01/28 .................. 7 6,667
4.75% , 02/01/30 .................. 27 25,298
4.63% , 04/01/31 .................. 48 43,642
HCA, Inc.
5.38% , 02/01/25 .................. 62 61,820
3.13% , 03/15/27 .................. 465 439,773
3.50% , 09/01/30 .................. 356 321,951
5.45% , 04/01/31 .................. 275 276,435
3.63% , 03/15/32 .................. 175 154,916
5.50% , 06/01/33 .................. 64 64,230
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 96 88,573

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Humana, Inc.
5.38% , 04/15/31 .................. USD 414 $ 414,223
5.95% , 03/15/34 .................. 71 73,723
Legacy LifePoint Health LLC, 4.38%, 02/15/27
(b)
16 15,247
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 .................. 27 28,243
11.00% , 10/15/30 ................. 61 65,196
Molina Healthcare, Inc.
(b)
4.38% , 06/15/28 .................. 21 19,741
3.88% , 11/15/30 .................. 56 49,788
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 79 72,432
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 6 5,968
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 12 12,016
Surgery Center Holdings, Inc.
(b)
6.75% , 07/01/25 .................. 8 8,001
10.00% , 04/15/27 ................. 36 36,066
7.25% , 04/15/32 .................. 73 73,567
Sutter Health
Series 2018 , 3.70% , 08/15/28 ......... 30 28,628
Series 20A , 2.29% , 08/15/30 ......... 70 59,997
5.16% , 08/15/33 .................. 40 40,319
Tenet Healthcare Corp.
4.63% , 06/15/28 .................. 12 11,426
6.13% , 06/15/30 .................. 20 19,954
6.75% , 05/15/31
(b)
................. 111 113,024
UnitedHealth Group, Inc.
4.70% , 04/15/29 .................. 195 194,328
4.00% , 05/15/29 .................. 6 5,802
4.90% , 04/15/31 .................. 290 290,134
2.30% , 05/15/31 .................. 90 76,243
4.63% , 07/15/35 .................. 129 125,487
5.80% , 03/15/36 .................. 96 102,916
4,973,383
Health Care REITs — 0.1%
Healthpeak OP LLC
1.35% , 02/01/27 .................. 284 256,287
2.88% , 01/15/31 .................. 14 12,020
5.25% , 12/15/32 .................. 146 144,809
Welltower OP LLC
4.00% , 06/01/25 .................. 112 110,098
3.85% , 06/15/32 .................. 279 252,380
775,594
Health Care Technology — 0.0%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
. 315 288,105
IQVIA, Inc., 6.25%, 02/01/29 ........... 14 14,536
302,641
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP
4.75% , 10/15/27 .................. 86 82,802
7.25% , 07/15/28
(b)
................. 46 47,371
4.50% , 02/15/29
(b)
................. 20 18,675
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
... 30 28,569
Service Properties Trust, 8.63%, 11/15/31
(b)
.. 125 133,305
310,722
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC
(b)
3.88% , 01/15/28 .................. 36 33,833
4.38% , 01/15/28 .................. 21 19,865
4.00% , 10/15/30 .................. 57 50,787
Boyd Gaming Corp., 4.75%, 06/15/31
(b)
.... 64 58,813
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 74 68,596
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.
(b)
4.63% , 10/15/29 .................. USD 85 $ 77,509
7.00% , 02/15/30 .................. 147 150,893
6.50% , 02/15/32 .................. 72 72,634
Carnival Corp.
(b)
4.00% , 08/01/28 .................. 22 20,384
6.00% , 05/01/29 .................. 101 99,658
7.00% , 08/15/29 .................. 23 23,939
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
..................... 288 314,167
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... 13 12,988
Cedar Fair LP
5.38% , 04/15/27 .................. 6 5,911
6.50% , 10/01/28 .................. 18 18,061
Churchill Downs, Inc.
(b)
5.50% , 04/01/27 .................. 76 74,597
4.75% , 01/15/28 .................. 53 50,454
5.75% , 04/01/30 .................. 60 57,918
6.75% , 05/01/31 .................. 52 52,291
Expedia Group, Inc., 3.80%, 02/15/28 ..... 35 33,293
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 .................. 64 58,687
6.75% , 01/15/30 .................. 33 29,631
GLP Capital LP
5.30% , 01/15/29 .................. 72 70,797
4.00% , 01/15/30 .................. 49 44,735
3.25% , 01/15/32 .................. 22 18,520
Hilton Domestic Operating Co., Inc.
3.75% , 05/01/29
(b)
................. 14 12,843
4.88% , 01/15/30 .................. 28 26,847
4.00% , 05/01/31
(b)
................. 27 24,132
6.13% , 04/01/32
(b)
................. 64 64,272
Hilton Grand Vacations Borrower Escrow LLC,
6.63%, 01/15/32
(b)
................ 32 32,129
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 .................. 6 6,159
7.50% , 09/01/31 .................. 43 44,716
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
..................... 33 34,896
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. 47 47,364
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
58 54,397
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 22 20,371
NCL Corp. Ltd.
(b)
5.88% , 03/15/26 .................. 25 24,679
8.38% , 02/01/28 .................. 3 3,169
8.13% , 01/15/29 .................. 17 17,989
7.75% , 02/15/29 .................. 37 38,416
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 26 25,675
Ontario Gaming GTA LP, 8.00%, 08/01/30
(b)
.. 22 22,659
Premier Entertainment Sub LLC
(b)
5.63% , 09/01/29 .................. 23 17,559
5.88% , 09/01/31 .................. 24 17,545
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
..................... 19 20,534
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 25 24,048
Regency Centers LP, 5.25%, 01/15/34 ..... 184 183,300
Royal Caribbean Cruises Ltd.
(b)
4.25% , 07/01/26 .................. 20 19,301
5.38% , 07/15/27 .................. 4 3,943
5.50% , 04/01/28 .................. 7 6,919
9.25% , 01/15/29 .................. 21 22,524
7.25% , 01/15/30 .................. 22 22,858
6.25% , 03/15/32 .................. 349 351,778

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
..................... USD 26 $ 25,135
Six Flags Entertainment Corp., 7.25%,
05/15/31
(b)
..................... 107 108,403
Station Casinos LLC
(b)
4.50% , 02/15/28 .................. 5 4,710
4.63% , 12/01/31 .................. 73 65,612
6.63% , 03/15/32 .................. 25 25,254
Viking Cruises Ltd.
(b)
5.88% , 09/15/27 .................. 29 28,453
7.00% , 02/15/29 .................. 7 7,030
9.13% , 07/15/31 .................. 113 123,578
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 35 34,061
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 28 26,029
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 56 54,847
Wynn Macau Ltd., 5.63%, 08/26/28
(b)
...... 200 189,375
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 .................. 61 57,788
7.13% , 02/15/31 .................. 72 74,513
3,534,771
Household Durables — 0.0%
Ashton Woods USA LLC
(b)
6.63% , 01/15/28 .................. 11 11,043
4.63% , 08/01/29 .................. 13 11,991
4.63% , 04/01/30 .................. 35 31,979
Beazer Homes USA, Inc., 7.50%, 03/15/31
(b)
. 11 11,109
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 .................. 28 25,400
4.88% , 02/15/30 .................. 26 23,320
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
16 16,702
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
..................... 21 20,439
LGI Homes, Inc., 8.75%, 12/15/28
(b)
....... 17 17,937
Mattamy Group Corp.
(b)
5.25% , 12/15/27 .................. 6 5,817
4.63% , 03/01/30 .................. 20 18,145
New Home Co., Inc. (The)
(b)
8.25% , 10/15/27
(l)
................. 2 2,008
9.25% , 10/01/29 .................. 27 27,135
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
... 14 14,368
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
. 23 17,010
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 11 10,505
Tempur Sealy International, Inc., 4.00%,
04/15/29
(b)
..................... 44 39,930
TRI Pointe Homes, Inc.
5.25% , 06/01/27 .................. 19 18,557
5.70% , 06/15/28 .................. 14 13,785
337,180
Household Products — 0.0%
Central Garden & Pet Co.
5.13% , 02/01/28 .................. 2 1,939
4.13% , 10/15/30 .................. 23 20,633
Spectrum Brands, Inc.
(b)
5.00% , 10/01/29 .................. 22 21,561
5.50% , 07/15/30 .................. 21 20,568
64,701
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)
1.38% , 01/15/26 .................. 385 356,528
2.45% , 01/15/31 .................. 146 119,451
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
Calpine Corp.
(b)
5.13% , 03/15/28 .................. USD 71 $ 68,142
5.00% , 02/01/31 .................. 6 5,504
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
..................... 67 63,687
NextEra Energy Partners LP
(b)(i)
0.00% , 11/15/25
(m)
................. 27 23,962
2.50% , 06/15/26 .................. 27 24,299
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
. 18 19,248
TransAlta Corp., 7.75%, 11/15/29 ........ 29 30,145
710,966
Industrial Conglomerates — 0.1%
(b)
EMRLD Borrower LP, 6.63%, 12/15/30 ..... 349 352,348
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29 ...................... 89 92,036
444,384
Insurance — 0.6%
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 .................. 75 70,609
6.75% , 10/15/27 .................. 120 118,227
6.75% , 04/15/28 .................. 72 72,508
5.88% , 11/01/29 .................. 235 218,312
7.00% , 01/15/31 .................. 142 143,423
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 .................. 17 17,092
4.88% , 06/30/29 .................. 57 53,203
Aon Corp.
2.85% , 05/28/27 .................. 212 198,357
2.60% , 12/02/31 .................. 77 64,786
5.35% , 02/28/33 .................. 110 110,595
Aon North America, Inc.
5.15% , 03/01/29 .................. 910 914,983
5.30% , 03/01/31 .................. 315 317,354
AssuredPartners, Inc., 7.50%, 02/15/32
(b)
... 45 44,220
Howden UK Refinance plc
(b)
7.25% , 02/15/31 .................. 198 198,748
8.13% , 02/15/32 .................. 110 110,933
HUB International Ltd.
(b)
7.25% , 06/15/30 .................. 376 386,414
7.38% , 01/31/32 .................. 417 419,808
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50% , 03/15/30 .................. 57 59,416
10.50% , 12/15/30 ................. 41 43,264
Marsh & McLennan Cos., Inc.
2.25% , 11/15/30 .................. 101 85,864
2.38% , 12/15/31 .................. 22 18,346
NFP Corp.
(b)
4.88% , 08/15/28 .................. 52 52,118
6.88% , 08/15/28 .................. 109 110,391
8.50% , 10/01/31 .................. 3 3,302
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
336 341,615
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
.... 29 27,104
Sumitomo Life Insurance Co., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.84%), 5.88%
(a) (b) (j)
......... 200 199,215
USI, Inc., 7.50%, 01/15/32
(b)
........... 63 63,116
4,463,323
Interactive Media & Services — 0.0%
Meta Platforms, Inc.
4.60% , 05/15/28 .................. 143 142,923
4.95% , 05/15/33 .................. 112 113,365
256,288

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services — 0.1%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
.. USD 200 $ 181,728
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
200 209,363
CA Magnum Holdings, 5.38%, 10/31/26
(b)
... 201 192,960
Cablevision Lightpath LLC, 5.63%, 09/15/28
(b)
200 166,903
Central Parent LLC, 8.00%, 06/15/29
(b)
..... 61 63,235
Newfold Digital Holdings Group, Inc., 11.75%,
10/15/28
(b)
..................... 16 17,319
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
.... 71 72,603
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
... 8 7,759
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
.. 7 6,989
Twilio, Inc.
3.63% , 03/15/29 .................. 23 20,687
3.88% , 03/15/31 .................. 71 61,982
1,001,528
Leisure Products — 0.0%
Acushnet Co., 7.38%, 10/15/28
(b)
........ 12 12,435
Amer Sports Co., 6.75%, 02/16/31
(b)
...... 34 33,739
Mattel, Inc., 6.20%, 10/01/40 ........... 35 34,955
81,129
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
... 26 26,840
Star Parent, Inc., 9.00%, 10/01/30
(b)
....... 128 135,463
Thermo Fisher Scientific, Inc., 2.00%, 10/15/31 82 67,555
229,858
Machinery — 0.2%
ATS Corp., 4.13%, 12/15/28
(b)
.......... 34 31,164
Chart Industries, Inc.
(b)
7.50% , 01/01/30 .................. 107 111,114
9.50% , 01/01/31 .................. 22 23,957
Cummins, Inc., 4.90%, 02/20/29 ......... 318 319,729
Esab Corp., 6.25%, 04/15/29
(b)
.......... 32 32,150
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
..................... 19 14,104
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b) (k)
......... 157 157,264
Madison IAQ LLC, 5.88%, 06/30/29
(b)
...... 177 161,934
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
29 26,304
OT Merger Corp., 7.88%, 10/15/29
(b)
...... 44 31,419
Otis Worldwide Corp.
2.29% , 04/05/27 .................. 46 42,639
5.25% , 08/16/28 .................. 55 55,715
2.57% , 02/15/30 .................. 44 38,689
Terex Corp., 5.00%, 05/15/29
(b)
......... 59 55,701
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
.... 9 8,989
Titan International, Inc., 7.00%, 04/30/28 ... 9 8,881
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
200 193,218
Wabash National Corp., 4.50%, 10/15/28
(b)
.. 39 35,764
1,348,735
Media — 0.7%
Cable One, Inc.
0.00% , 03/15/26
(i) (m)
................ 21 18,291
1.13% , 03/15/28
(i)
................. 40 30,024
4.00% , 11/15/30
(b)
................. 43 33,558
Charter Communications Operating LLC
4.91% , 07/23/25 .................. 885 874,229
6.15% , 11/10/26 .................. 751 756,881
4.20% , 03/15/28 .................. 27 25,448
2.25% , 01/15/29 .................. 231 196,519
5.05% , 03/30/29 .................. 110 106,065
2.80% , 04/01/31 .................. 318 260,560
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 .................. 99 93,321
7.75% , 04/15/28 .................. 96 84,077
Security
Par (000)
Par (000) Value
Media (continued)
9.00% , 09/15/28 .................. USD 165 $ 171,867
7.88% , 04/01/30 .................. 99 98,421
CMG Media Corp., 8.88%, 12/15/27
(b)
..... 42 27,834
Comcast Corp.
3.55% , 05/01/28 .................. 50 47,709
4.15% , 10/15/28 .................. 151 147,377
2.65% , 02/01/30 .................. 86 76,486
3.40% , 04/01/30 .................. 12 11,097
1.50% , 02/15/31 .................. 225 181,659
5.50% , 11/15/32 .................. 6 6,217
CSC Holdings LLC
(b)
11.25% , 05/15/28 ................. 200 198,188
4.50% , 11/15/31 .................. 246 174,160
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
.. 87 82,305
DISH DBS Corp.
(b)
5.25% , 12/01/26 .................. 87 68,505
5.75% , 12/01/28 .................. 37 25,428
DISH Network Corp., 11.75%, 11/15/27
(b)
... 104 106,177
GCI LLC, 4.75%, 10/15/28
(b)
........... 30 27,507
Gray Television, Inc.
(b)
5.88% , 07/15/26 .................. 28 27,269
7.00% , 05/15/27 .................. 53 49,291
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 15 12,484
Interpublic Group of Cos., Inc. (The), 2.40%,
03/01/31 ...................... 170 142,419
Lamar Media Corp., 4.00%, 02/15/30 ...... 8 7,271
Midcontinent Communications, 5.38%,
08/15/27
(b)
..................... 18 17,085
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
..... 11 10,553
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 .................. 45 43,311
4.25% , 01/15/29 .................. 38 34,427
4.63% , 03/15/30 .................. 7 6,278
7.38% , 02/15/31 .................. 40 41,897
Paramount Global
3.70% , 06/01/28 .................. 31 27,467
4.20% , 05/19/32 .................. 125 103,844
Radiate Holdco LLC
(b)
4.50% , 09/15/26 .................. 89 70,769
6.50% , 09/15/28 .................. 120 57,232
Sirius XM Radio, Inc.
(b)
3.13% , 09/01/26 .................. 74 69,318
5.00% , 08/01/27 .................. 22 21,166
4.00% , 07/15/28 .................. 13 11,893
Stagwell Global LLC, 5.63%, 08/15/29
(b)
.... 17 15,438
Univision Communications, Inc.
(b)
6.63% , 06/01/27 .................. 21 20,539
8.00% , 08/15/28 .................. 154 156,889
7.38% , 06/30/30 .................. 8 7,911
Videotron Ltd., 3.63%, 06/15/29
(b)
........ 11 9,943
4,894,604
Metals & Mining — 0.4%
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 .................. 25 26,247
11.50% , 10/01/31 ................. 99 110,263
ATI, Inc.
5.88% , 12/01/27 .................. 21 20,677
4.88% , 10/01/29 .................. 17 15,997
7.25% , 08/15/30 .................. 53 54,782
5.13% , 10/01/31 .................. 52 48,174
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 183 184,029
Carpenter Technology Corp.
6.38% , 07/15/28 .................. 3 2,995
7.63% , 03/15/30 .................. 49 50,551

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Constellium SE, 3.75%, 04/15/29
(b)
....... USD 250 $ 224,924
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... 30 28,462
Freeport-McMoRan, Inc., 5.40%, 11/14/34 ... 26 25,685
Glencore Canada Corp., 6.20%, 06/15/35 ... 14 14,472
Glencore Funding LLC
(b)
4.00% , 03/27/27 .................. 250 241,671
5.70% , 05/08/33 .................. 30 30,485
6.50% , 10/06/33 .................. 339 362,610
5.63% , 04/04/34 .................. 290 290,775
Kaiser Aluminum Corp.
(b)
4.63% , 03/01/28 .................. 45 42,225
4.50% , 06/01/31 .................. 69 61,046
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
.. 5 5,266
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 102 102,231
Newmont Corp., 2.25%, 10/01/30 ........ 72 61,269
Novelis Corp.
(b)
3.25% , 11/15/26 .................. 38 35,408
4.75% , 01/30/30 .................. 142 131,012
3.88% , 08/15/31 .................. 132 113,389
Steel Dynamics, Inc.
1.65% , 10/15/27 .................. 180 160,399
3.25% , 01/15/31 .................. 42 37,400
Teck Resources Ltd., 3.90%, 07/15/30 ..... 200 184,366
Vale Overseas Ltd.
3.75% , 07/08/30 .................. 306 275,209
6.13% , 06/12/33 .................. 203 204,522
3,146,541
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
4.25% , 02/01/27 .................. 15 14,034
4.75% , 06/15/29 .................. 26 23,635
Starwood Property Trust, Inc.
4.38% , 01/15/27 .................. 3 2,822
7.25% , 04/01/29 .................. 21 21,167
61,658
Multi-Utilities — 0.4%
Algonquin Power & Utilities Corp., 5.37%,
06/15/26
(l)
..................... 295 293,403
Berkshire Hathaway Energy Co., 1.65%,
05/15/31 ...................... 177 141,716
Consumers Energy Co.
4.90% , 02/15/29 .................. 457 458,464
4.60% , 05/30/29 .................. 130 128,488
Dominion Energy, Inc., Series C, 3.38%,
04/01/30 ...................... 58 52,710
NiSource, Inc.
5.25% , 03/30/28 .................. 319 321,193
5.40% , 06/30/33 .................. 142 143,142
San Diego Gas & Electric Co., 4.95%, 08/15/28 507 508,902
Sempra
5.40% , 08/01/26 .................. 102 102,295
3.25% , 06/15/27 .................. 233 219,603
3.40% , 02/01/28 .................. 117 110,549
3.70% , 04/01/29 .................. 66 61,704
WEC Energy Group, Inc.
4.75% , 01/09/26 .................. 98 97,095
5.60% , 09/12/26 .................. 135 136,560
4.75% , 01/15/28 .................. 9 8,937
2,784,761
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc.
3.95% , 01/15/27 .................. 350 337,877
4.90% , 12/15/30 .................. 260 256,303
2.00% , 05/18/32 .................. 145 113,635
Security
Par (000)
Par (000) Value
Office REITs (continued)
1.88% , 02/01/33 .................. USD 160 $ 121,551
5.25% , 05/15/36 .................. 260 255,175
Boston Properties LP, 6.75%, 12/01/27 ..... 49 50,859
Kilroy Realty LP
4.25% , 08/15/29 .................. 69 63,325
3.05% , 02/15/30 .................. 76 64,672
6.25% , 01/15/36 .................. 170 166,059
1,429,456
Oil, Gas & Consumable Fuels — 2.3%
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 61 61,704
Antero Midstream Partners LP
(b)
5.75% , 03/01/27 .................. 27 26,662
5.75% , 01/15/28 .................. 19 18,707
6.63% , 02/01/32 .................. 40 40,175
Apache Corp., 5.35%, 07/01/49 ......... 8 6,762
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 .................. 60 75,513
8.25% , 12/31/28 .................. 67 68,828
5.88% , 06/30/29 .................. 54 51,485
Baytex Energy Corp., 8.50%, 04/30/30
(b)
.... 35 36,547
BP Capital Markets America, Inc.
3.54% , 04/06/27 .................. 264 254,360
3.59% , 04/14/27 .................. 117 112,720
4.23% , 11/06/28 .................. 50 48,932
4.70% , 04/10/29 .................. 142 141,644
1.75% , 08/10/30 .................. 180 150,180
Buckeye Partners LP
5.85% , 11/15/43 .................. 13 11,076
5.60% , 10/15/44 .................. 18 14,386
Cenovus Energy, Inc., 2.65%, 01/15/32 .... 18 14,930
Cheniere Corpus Christi Holdings LLC
5.88% , 03/31/25 .................. 492 492,142
5.13% , 06/30/27 .................. 394 393,061
3.70% , 11/15/29 .................. 7 6,511
Cheniere Energy Partners LP
4.00% , 03/01/31 .................. 247 224,501
3.25% , 01/31/32 .................. 52 44,295
5.95% , 06/30/33 .................. 225 230,034
Cheniere Energy, Inc., 5.65%, 04/15/34
(b)
... 225 226,607
Chesapeake Energy Corp., 6.75%, 04/15/29
(b)
2 2,021
CITGO Petroleum Corp.
(b)
7.00% , 06/15/25 .................. 24 23,970
8.38% , 01/15/29 .................. 53 55,684
Civitas Resources, Inc.
(b)
8.38% , 07/01/28 .................. 95 100,008
8.63% , 11/01/30 .................. 42 45,098
8.75% , 07/01/31 .................. 54 57,783
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
22 19,608
CNX Resources Corp., 7.38%, 01/15/31
(b)
... 14 14,258
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 .................. 34 32,424
5.88% , 01/15/30 .................. 99 89,655
ConocoPhillips Co.
6.95% , 04/15/29 .................. 130 142,848
4.15% , 11/15/34 .................. 9 8,290
Coterra Energy, Inc.
3.90% , 05/15/27 .................. 12 11,550
4.38% , 03/15/29 .................. 8 7,701
Crescent Energy Finance LLC
(b)
9.25% , 02/15/28 .................. 89 93,974
7.63% , 04/01/32 .................. 71 71,547
Devon Energy Corp.
5.85% , 12/15/25 .................. 31 31,168
4.50% , 01/15/30 .................. 63 60,723
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
30 31,662

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.
3.13% , 03/24/31 .................. USD 389 $ 344,618
6.25% , 03/15/33 .................. 560 597,007
DT Midstream, Inc.
(b)
4.13% , 06/15/29 .................. 28 25,742
4.38% , 06/15/31 .................. 26 23,546
Enbridge, Inc.
5.90% , 11/15/26 .................. 327 333,075
5.70% , 03/08/33 .................. 367 375,865
2.50% , 08/01/33 .................. 40 32,230
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.43%), 8.50% ,
01/15/84
(a)
.................... 47 51,067
Energy Transfer LP
3.90% , 07/15/26 .................. 245 237,575
4.40% , 03/15/27 .................. 400 391,420
5.55% , 02/15/28 .................. 100 101,417
Series B , (3-mo. LIBOR USD + 4.16%),
6.63%
(a) (j)
..................... 13 12,141
4.95% , 05/15/28 .................. 200 198,328
6.10% , 12/01/28 .................. 1,121 1,162,141
6.40% , 12/01/30 .................. 405 427,507
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54
(a)
.................... 156 163,624
EnLink Midstream LLC
(b)
5.63% , 01/15/28 .................. 81 80,229
6.50% , 09/01/30 .................. 10 10,288
EnLink Midstream Partners LP, 5.60%, 04/01/44 18 16,026
Enterprise Products Operating LLC, 4.15%,
10/16/28 ...................... 540 525,280
EOG Resources, Inc., 4.38%, 04/15/30 .... 15 14,674
EQM Midstream Partners LP
4.13% , 12/01/26 .................. 13 12,501
4.50% , 01/15/29
(b)
................. 17 15,940
6.38% , 04/01/29
(b)
................. 40 40,294
7.50% , 06/01/30
(b)
................. 14 14,965
4.75% , 01/15/31
(b)
................. 11 10,229
EQT Corp.
3.90% , 10/01/27 .................. 330 313,676
5.00% , 01/15/29 .................. 227 222,370
5.75% , 02/01/34 .................. 161 160,469
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
..................... 18 18,755
Genesis Energy LP
7.75% , 02/01/28 .................. 16 16,082
8.25% , 01/15/29 .................. 45 46,197
8.88% , 04/15/30 .................. 15 15,701
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
.. 9 9,125
Hess Corp., 4.30%, 04/01/27 ........... 963 944,236
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
..................... 22 20,216
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 .................. 33 32,964
5.75% , 02/01/29 .................. 55 53,572
6.00% , 04/15/30 .................. 1 979
8.38% , 11/01/33 .................. 57 61,799
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 66 60,232
Kinder Morgan, Inc., 4.30%, 03/01/28 ..... 707 689,977
Kinetik Holdings LP
(b)
6.63% , 12/15/28 .................. 13 13,231
5.88% , 06/15/30 .................. 20 19,562
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
..................... 13 12,788
Marathon Oil Corp., 4.40%, 07/15/27 ...... 41 39,841
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp., 4.70%, 05/01/25 . USD 35 $ 34,703
Matador Resources Co.
(b)
6.88% , 04/15/28 .................. 55 56,269
6.50% , 04/15/32 .................. 106 106,129
MPLX LP
4.88% , 06/01/25 .................. 258 255,841
1.75% , 03/01/26 .................. 159 148,632
4.95% , 09/01/32 .................. 66 64,112
5.00% , 03/01/33 .................. 37 35,918
Murphy Oil Corp., 5.88%, 12/01/42
(l)
...... 5 4,486
New Fortress Energy, Inc.
(b)
6.75% , 09/15/25 .................. 43 42,707
8.75% , 03/15/29 .................. 96 95,634
Northern Oil & Gas, Inc.
(b)
8.13% , 03/01/28 .................. 93 94,394
3.63% , 04/15/29
(i)
................. 18 21,915
8.75% , 06/15/31 .................. 42 44,350
Occidental Petroleum Corp.
8.50% , 07/15/27 .................. 47 51,014
7.50% , 05/01/31 .................. 136 151,384
7.88% , 09/15/31 .................. 6 6,802
ONEOK, Inc., 6.05%, 09/01/33 .......... 84 87,608
Ovintiv, Inc.
5.38% , 01/01/26 .................. 198 197,193
5.65% , 05/15/28 .................. 447 454,391
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
... 24 24,894
Pioneer Natural Resources Co.
1.13% , 01/15/26 .................. 325 302,454
5.10% , 03/29/26 .................. 100 99,874
1.90% , 08/15/30 .................. 34 28,562
2.15% , 01/15/31 .................. 192 161,537
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
..... 23 23,677
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
.. 59 55,213
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
..................... 18 16,823
Sabine Pass Liquefaction LLC
5.63% , 03/01/25 .................. 360 359,685
5.88% , 06/30/26 .................. 27 27,213
5.00% , 03/15/27 .................. 100 99,708
4.50% , 05/15/30 .................. 87 83,669
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
................ 52 53,784
SM Energy Co., 6.50%, 07/15/28 ........ 13 13,056
Southwestern Energy Co.
5.70% , 01/23/25
(l)
................. 4 3,981
5.38% , 02/01/29 .................. 34 33,022
Spectra Energy Partners LP, 3.50%, 03/15/25 272 266,640
Sunoco LP
5.88% , 03/15/28 .................. 22 21,790
7.00% , 09/15/28
(b)
................. 4 4,087
Tallgrass Energy Partners LP
(b)
6.00% , 03/01/27 .................. 19 18,704
5.50% , 01/15/28 .................. 13 12,525
7.38% , 02/15/29 .................. 45 45,269
6.00% , 12/31/30 .................. 2 1,900
6.00% , 09/01/31 .................. 11 10,266
Talos Production, Inc.
(b)
9.00% , 02/01/29 .................. 25 26,549
9.38% , 02/01/31 .................. 21 22,387
Targa Resources Corp.
6.15% , 03/01/29 .................. 25 26,055
6.50% , 03/30/34 .................. 103 110,671
Venture Global Calcasieu Pass LLC
(b)
3.88% , 08/15/29 .................. 75 67,511
3.88% , 11/01/33 .................. 70 59,472

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
... USD 15 $ 14,646
Viper Energy, Inc., 7.38%, 11/01/31
(b)
...... 275 285,883
Vital Energy, Inc.
9.75% , 10/15/30 .................. 44 48,116
7.88% , 04/15/32
(b)
................. 59 59,936
Western Midstream Operating LP, 3.95%,
06/01/25 ...................... 363 355,501
Williams Cos., Inc. (The)
4.00% , 09/15/25 .................. 280 274,658
5.40% , 03/02/26 .................. 223 223,573
3.75% , 06/15/27 .................. 100 96,232
5.30% , 08/15/28 .................. 452 455,828
17,470,068
Passenger Airlines — 0.0%
(b)
Air Canada, 3.88%, 08/15/26 ........... 53 50,585
American Airlines, Inc.
5.75% , 04/20/29 .................. 80 78,727
8.50% , 05/15/29 .................. 53 55,992
United Airlines, Inc., 4.63%, 04/15/29 ...... 88 81,840
VistaJet Malta Finance plc
7.88% , 05/01/27 .................. 18 15,218
6.38% , 02/01/30 .................. 29 21,376
303,738
Personal Care Products — 0.0%
Coty, Inc.
(b)
4.75% , 01/15/29 .................. 7 6,624
6.63% , 07/15/30 .................. 35 35,542
42,166
Pharmaceuticals — 0.8%
1375209 BC Ltd., 9.00%, 01/30/28
(b)
...... 31 30,380
Bayer US Finance II LLC
(b)
4.25% , 12/15/25 .................. 200 195,007
4.38% , 12/15/28 .................. 360 338,844
Bayer US Finance LLC, 6.13%, 11/21/26
(b)
.. 2,248 2,266,583
Bristol-Myers Squibb Co.
4.95% , 02/20/26 .................. 295 294,942
4.90% , 02/22/29 .................. 179 179,753
Catalent Pharma Solutions, Inc.
(b)
5.00% , 07/15/27 .................. 52 51,205
3.13% , 02/15/29 .................. 44 42,046
3.50% , 04/01/30 .................. 34 32,382
Eli Lilly & Co., 4.70%, 02/09/34 ......... 255 253,580
Organon & Co., 4.13%, 04/30/28
(b)
....... 204 190,106
Pfizer Investment Enterprises Pte. Ltd.
4.45% , 05/19/28 .................. 352 346,992
4.65% , 05/19/30 .................. 403 399,090
4.75% , 05/19/33 .................. 463 455,862
Takeda Pharmaceutical Co. Ltd., 5.00%,
11/26/28 ...................... 200 200,297
Teva Pharmaceutical Finance Netherlands III
BV
6.00% , 04/15/24 .................. 246 244,721
3.15% , 10/01/26 .................. 109 101,606
5,623,396
Professional Services — 0.1%
(b)
AMN Healthcare, Inc., 4.00%, 04/15/29 .... 29 26,044
Black Knight InfoServ LLC, 3.63%, 09/01/28 . 305 288,225
CoreLogic, Inc., 4.50%, 05/01/28 ........ 95 85,183
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 111 102,460
KBR, Inc., 4.75%, 09/30/28 ............ 13 11,954
Science Applications International Corp.,
4.88%, 04/01/28 ................. 28 26,737
540,603
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.0%
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... USD 31 $ 27,781
7.00% , 04/15/30
(b)
................. 36 31,657
Cushman & Wakefield US Borrower LLC
(b)
6.75% , 05/15/28 .................. 25 24,687
8.88% , 09/01/31 .................. 20 21,135
Howard Hughes Corp. (The), 4.13%, 02/01/29
(b)
34 30,558
Realogy Group LLC, 5.75%, 01/15/29
(b)
.... 5 3,541
139,359
Residential REITs — 0.1%
AvalonBay Communities, Inc., 5.00%, 02/15/33 247 244,690
Camden Property Trust, 2.80%, 05/15/30 ... 169 149,885
UDR, Inc., 2.10%, 08/01/32 ............ 75 58,804
453,379
Retail REITs — 0.3%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... 22 20,081
Kimco Realty OP LLC
1.90% , 03/01/28 .................. 24 21,221
4.60% , 02/01/33 .................. 72 68,158
Realty Income Corp.
3.95% , 08/15/27 .................. 100 96,914
3.40% , 01/15/28 .................. 86 81,152
3.65% , 01/15/28 .................. 200 190,583
4.70% , 12/15/28 .................. 83 81,748
4.75% , 02/15/29 .................. 170 167,905
4.85% , 03/15/30 .................. 107 105,767
3.25% , 01/15/31 .................. 96 85,640
2.85% , 12/15/32 .................. 96 79,841
5.13% , 02/15/34 .................. 238 233,544
Regency Centers LP
4.13% , 03/15/28 .................. 200 192,596
3.70% , 06/15/30 .................. 506 466,608
1,891,758
Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc., 2.10%, 10/01/31 ..... 66 54,734
Broadcom Corp., 3.88%, 01/15/27 ....... 375 363,536
Broadcom, Inc.
4.00% , 04/15/29
(b)
................. 404 384,844
4.15% , 11/15/30 .................. 93 87,940
2.45% , 02/15/31
(b)
................. 282 237,732
Entegris, Inc.
(b)
4.38% , 04/15/28 .................. 6 5,639
4.75% , 04/15/29 .................. 160 153,337
Intel Corp.
4.88% , 02/10/28 .................. 152 152,375
5.00% , 02/21/31 .................. 240 240,246
KLA Corp., 4.10%, 03/15/29 ........... 615 600,617
NVIDIA Corp.
1.55% , 06/15/28 .................. 68 60,624
2.00% , 06/15/31 .................. 51 43,094
NXP BV
3.15% , 05/01/27 .................. 58 54,734
2.50% , 05/11/31 .................. 170 142,412
QUALCOMM, Inc., 3.25%, 05/20/27 ...... 198 189,732
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 44 39,600
TSMC Global Ltd., 1.25%, 04/23/26
(b)
...... 309 285,922
3,097,118
Software — 0.7%
Autodesk, Inc.
3.50% , 06/15/27 .................. 279 266,920
2.40% , 12/15/31 .................. 292 244,554
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 87 83,708

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. USD 44 $ 45,656
Central Parent, Inc., 7.25%, 06/15/29
(b)
..... 61 62,269
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 .................. 159 147,105
4.88% , 07/01/29 .................. 112 103,615
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 .................. 453 429,880
9.00% , 09/30/29 .................. 232 222,515
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . 53 47,004
Elastic NV, 4.13%, 07/15/29
(b)
.......... 43 38,696
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 52 48,571
McAfee Corp., 7.38%, 02/15/30
(b)
........ 79 72,447
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
..... 66 63,672
Oracle Corp.
1.65% , 03/25/26 .................. 770 718,661
2.65% , 07/15/26 .................. 254 240,346
6.15% , 11/09/29 .................. 873 920,086
2.88% , 03/25/31 .................. 7 6,086
3.90% , 05/15/35 .................. 234 205,344
Roper Technologies, Inc.
3.80% , 12/15/26 .................. 112 108,502
4.20% , 09/15/28 .................. 71 68,945
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 .................. 63 55,284
11.25% , 12/15/27 ................. 2 1,877
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 107 104,620
UKG, Inc., 6.88%, 02/01/31
(b)
........... 334 340,255
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 60 55,012
VMware LLC
1.40% , 08/15/26 .................. 296 270,324
4.65% , 05/15/27 .................. 271 266,399
3.90% , 08/21/27 .................. 44 42,142
2.20% , 08/15/31 .................. 228 185,543
Workday, Inc., 3.50%, 04/01/27 ......... 20 19,151
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
110 99,019
5,584,208
Specialized REITs — 0.2%
American Tower Corp.
1.30% , 09/15/25 .................. 51 48,057
4.40% , 02/15/26 .................. 588 577,723
1.45% , 09/15/26 .................. 12 10,937
3.65% , 03/15/27 .................. 13 12,461
5.80% , 11/15/28 .................. 175 179,171
2.30% , 09/15/31 .................. 18 14,691
Crown Castle, Inc.
4.45% , 02/15/26 .................. 9 8,850
4.80% , 09/01/28 .................. 6 5,883
2.50% , 07/15/31 .................. 19 15,723
5.10% , 05/01/33 .................. 6 5,852
Equinix, Inc.
1.00% , 09/15/25 .................. 254 237,538
2.90% , 11/18/26 .................. 254 238,265
2.00% , 05/15/28 .................. 148 130,006
2.50% , 05/15/31 .................. 107 89,255
3.90% , 04/15/32 .................. 46 41,623
Iron Mountain, Inc.
(b)
7.00% , 02/15/29 .................. 79 80,506
5.63% , 07/15/32 .................. 14 13,224
SBA Communications Corp.
3.88% , 02/15/27 .................. 72 68,478
3.13% , 02/01/29 .................. 59 52,068
1,830,311
Security
Par (000)
Par (000) Value
Specialty Retail — 0.2%
Arko Corp., 5.13%, 11/15/29
(b)
.......... USD 17 $ 14,070
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 4 3,808
4.75% , 03/01/30 .................. 10 9,210
5.00% , 02/15/32
(b)
................. 23 20,839
Carvana Co.
(b)(k)
12.00% , ( 12.00 % Cash or 12.00 % PIK),
12/01/28 ..................... 16 14,993
13.00% , ( 13.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 16 14,899
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 24 22,697
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. 14 12,903
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 65 60,429
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
18 16,648
Lowe's Cos., Inc.
3.10% , 05/03/27 .................. 154 146,042
3.65% , 04/05/29 .................. 500 474,155
Penske Automotive Group, Inc., 3.50%,
09/01/25 ...................... 14 13,625
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 27 26,819
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 207 203,036
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b) (k)
............ 97 96,906
1,151,079
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC
6.02% , 06/15/26 .................. 102 103,304
6.10% , 07/15/27 .................. 239 246,089
5.40% , 04/15/34 .................. 27 27,063
3.45% , 12/15/51 .................. 21 14,777
HP, Inc., 4.75%, 01/15/28 ............. 48 47,721
Seagate HDD Cayman
(b)
8.25% , 12/15/29 .................. 36 38,681
8.50% , 07/15/31 .................. 62 67,001
544,636
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc., 4.13%, 08/15/31 ........... 33 28,592
Hanesbrands, Inc., 4.88%, 05/15/26 ...... 21 20,446
Kontoor Brands, Inc., 4.13%, 11/15/29 ..... 37 33,209
Levi Strauss & Co., 3.50%, 03/01/31 ...... 46 40,356
122,603
Tobacco — 0.3%
Altria Group, Inc., 6.20%, 11/01/28 ....... 150 156,341
BAT Capital Corp.
3.22% , 09/06/26 .................. 525 499,492
4.70% , 04/02/27 .................. 561 551,667
5.83% , 02/20/31 .................. 180 181,545
6.42% , 08/02/33 .................. 47 49,165
BAT International Finance plc, 5.93%, 02/02/29 329 337,694
Reynolds American, Inc., 5.70%, 08/15/35 ... 117 114,249
1,890,153
Trading Companies & Distributors — 0.5%
Air Lease Corp.
3.38% , 07/01/25 .................. 345 336,205
2.88% , 01/15/26 .................. 331 316,520
1.88% , 08/15/26 .................. 79 72,835
3.63% , 04/01/27 .................. 84 79,240
Aviation Capital Group LLC
(b)
1.95% , 09/20/26 .................. 683 624,082
3.50% , 11/01/27 .................. 7 6,514
6.75% , 10/25/28 .................. 608 633,890

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Beacon Roofing Supply, Inc.
(b)
4.13% , 05/15/29 .................. USD 21 $ 19,047
6.50% , 08/01/30 .................. 42 42,619
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50% , 10/01/25 .................. 92 91,862
5.50% , 05/01/28 .................. 56 54,260
7.88% , 12/01/30 .................. 62 65,107
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
..................... 27 24,829
GATX Corp.
3.25% , 03/30/25 .................. 454 442,969
5.40% , 03/15/27 .................. 121 121,828
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
..................... 16 14,648
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 92 90,361
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... 51 47,820
SRS Distribution, Inc.
(b)
4.63% , 07/01/28 .................. 69 69,504
6.13% , 07/01/29 .................. 91 92,797
6.00% , 12/01/29 .................. 84 85,807
United Rentals North America, Inc.
(b)
6.00% , 12/15/29 .................. 369 371,445
6.13% , 03/15/34 .................. 21 21,026
WESCO Distribution, Inc.
(b)
6.38% , 03/15/29 .................. 26 26,267
6.63% , 03/15/32 .................. 27 27,437
3,778,919
Transportation Infrastructure — 0.0%
Rand Parent LLC, 8.50%, 02/15/30
(b)
...... 3 2,971
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV, 3.63%, 04/22/29 .. 262 243,901
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... 200 196,055
Millicom International Cellular SA, 7.38%,
04/02/32
(b)
..................... 225 225,000
Rogers Communications, Inc.
3.20% , 03/15/27 .................. 770 730,943
5.00% , 02/15/29 .................. 235 233,368
3.80% , 03/15/32 .................. 1,130 1,015,529
5.30% , 02/15/34 .................. 278 275,520
T-Mobile USA, Inc.
2.25% , 02/15/26 .................. 397 375,664
4.75% , 02/01/28 .................. 650 641,374
2.05% , 02/15/28 .................. 186 166,657
4.80% , 07/15/28 .................. 655 649,580
2.63% , 02/15/29 .................. 115 102,914
2.40% , 03/15/29 .................. 34 30,128
3.88% , 04/15/30 .................. 46 43,092
2.55% , 02/15/31 .................. 13 11,074
2.25% , 11/15/31 .................. 221 181,470
2.70% , 03/15/32 .................. 24 20,182
Vmed O2 UK Financing I plc, 4.75%, 07/15/31
(b)
200 172,377
5,314,828
Total Corporate Bonds — 27 .3%
(Cost: $ 205,785,242 ) .............................. 204,858,962
Security
Par (000)
Par (000) Value
Equity-Linked Notes
Automobiles — 0.1%
(b)(c)
Barclays Bank plc ( Ford Motor Co. ) ,
22.13% , 04/24/24 ................. USD 12 $ 153,321
Mizuho Markets Cayman LP ( Harley-Davidson,
Inc. ) , 20.02% , 04/01/24 .............. 2 80,459
Nomura Holdings, Inc. ( Harley-Davidson, Inc. ) ,
25.38% , 04/26/24 ................. 2 73,893
Royal Bank of Canada ( General Motors Co. ) ,
15.40% , 04/24/24 ................. 5 233,683
541,356
Banks — 0.2%
(b)(c)
Barclays Bank plc ( Bank of America Corp. ) ,
16.99% , 04/17/24 ................. 6 236,070
Barclays Bank plc ( First Horizon Corp. ) ,
26.09% , 04/18/24 ................. 4 58,174
Barclays Bank plc ( Wells Fargo & Co. ) ,
17.04% , 04/15/24 ................. 4 229,042
HSBC Bank plc ( Banco Bilbao Vizcaya
Argentaria SA ) , 36.12% , 04/30/24 ...... EUR 19 225,479
JPMorgan Structured Products BV ( PNC
Financial Services Group, Inc. (The) ) ,
26.74% , 04/17/24 ................. USD 1 133,137
JPMorgan Structured Products BV ( Swedbank
AB ) , 78.50% , 04/25/24 .............. SEK 7 142,915
SGA Societe Generale Acceptance NV
( Citigroup, Inc. ) , 18.38% , 04/15/24 ...... USD 2 98,450
SGA Societe Generale Acceptance NV
( JPMorgan Chase & Co. ) , 14.26% , 04/15/24 2 293,012
1,416,279
Beverages — 0.1%
(b)(c)
Barclays Bank plc ( Coca-Cola Co. (The) ) ,
9.09% , 04/02/24 .................. 3 154,204
Citigroup, Inc. ( PepsiCo, Inc. ) , 8.75% , 04/02/24 1 192,199
Mizuho Markets Cayman LP ( Molson Coors
Beverage Co. ) , 15.02% , 04/02/24 ....... 2 117,602
Royal Bank of Canada ( Diageo plc ) ,
9.30% , 08/01/24 .................. GBP 8 280,874
Royal Bank of Canada ( Molson Coors
Beverage Co. ) , 11.85% , 05/02/24 ....... USD 2 131,541
876,420
Biotechnology — 0.0%
BMO Capital Markets Corp. ( AbbVie, Inc. ) ,
18.38% , 04/26/24
(b) (c)
............... 1 189,996
Broadline Retail — 0.2%
UBS AG ( Amazon.com, Inc. ) ,
16.10% , 04/26/24
(b) (c)
............... 8 1,414,808
Building Products — 0.0%
(b)(c)
Barclays Bank plc ( A O Smith Corp. ) ,
12.83% , 04/26/24 ................. 1 57,930
Royal Bank of Canada ( Johnson Controls
International plc ) , 14.58% , 05/07/24 ..... 2 113,501
171,431
Capital Markets — 0.2%
(b)(c)
Barclays Bank plc ( Goldman Sachs Group, Inc.
(The) ) , 14.28% , 04/16/24 ............ —
(n)
193,398
Barclays Bank plc ( Morgan Stanley ) ,
15.37% , 04/17/24 ................. 2 192,664
Barclays Bank plc ( Nasdaq, Inc. ) ,
8.66% , 04/22/24 .................. 1 37,646
BMO Capital Markets Corp. ( Intercontinental
Exchange, Inc. ) , 6.75% , 05/02/24 ....... —
(n)
55,010
BMO Capital Markets Corp. ( LPL Financial
Holdings, Inc. ) , 20.55% , 04/26/24 ....... 1 226,081

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
BMO Capital Markets Corp. ( State Street
Corp. ) , 26.25% , 04/12/24 ............ USD 1 $ 98,801
BNP Paribas SA ( Intercontinental Exchange,
Inc. ) , 7.80% , 04/01/24 .............. —
(n)
56,301
Nomura Holdings, Inc. ( S&P Global, Inc. ) ,
8.51% , 04/03/24 .................. —
(n)
186,072
SGA Societe Generale Acceptance NV ( Cboe
Global Markets, Inc. ) , 11.15% , 05/06/24 .. 1 113,470
1,159,443
Chemicals — 0.1%
(b)(c)
BNP Paribas SA ( Corteva, Inc. ) ,
12.21% , 05/02/24 ................. 3 190,973
Citigroup, Inc. ( Albemarle Corp. ) ,
48.43% , 04/03/24 ................. 1 97,979
Nomura Holdings, Inc. ( Dow, Inc. ) ,
11.89% , 04/26/24 ................. 2 116,251
SGA Societe Generale Acceptance NV ( PPG
Industries, Inc. ) , 10.87% , 04/19/24 ...... 1 154,192
559,395
Commercial Services & Supplies — 0.0%
Barclays Bank plc ( Waste Management, Inc. ) ,
7.55% , 04/02/24
(b) (c)
................ 1 114,974
Communications Equipment — 0.1%
(b)(c)
Barclays Bank plc ( Arista Networks, Inc. ) ,
19.94% , 04/02/24 ................. —
(n)
98,203
BNP Paribas SA ( Arista Networks, Inc. ) ,
25.68% , 05/01/24 ................. —
(n)
111,932
Citigroup, Inc. ( Cisco Systems, Inc. ) ,
8.33% , 04/03/24 .................. 4 187,317
397,452
Construction Materials — 0.0%
(b)(c)
Barclays Bank plc ( Martin Marietta Materials,
Inc. ) , 13.06% , 04/03/24 .............. —
(n)
191,993
BNP Paribas SA ( Eagle Materials, Inc. ) ,
14.55% , 04/03/24 ................. —
(n)
97,192
289,185
Consumer Staples Distribution & Retail — 0.1%
(b)(c)
Citigroup, Inc. ( Walmart, Inc. ) , 9.00% , 04/03/24 2 379,288
Nomura Holdings, Inc. ( Kroger Co. (The) ) ,
14.46% , 06/14/24 ................. 2 96,534
Nomura Holdings, Inc. ( Target Corp. ) ,
15.97% , 04/19/24 ................. 1 193,825
Nomura Holdings, Inc. ( Tesco plc ) ,
14.99% , 04/26/24 ................. —
(n)
74,212
Royal Bank of Canada ( Sysco Corp. ) ,
10.24% , 05/02/24 ................. 2 185,382
929,241
Diversified Telecommunication Services — 0.1%
(b)(c)
Barclays Bank plc ( AT&T, Inc. ) ,
23.43% , 04/24/24 ................. 16 287,678
Nomura Holdings, Inc. ( Verizon
Communications, Inc. ) , 23.06% , 04/23/24 . 9 390,781
678,459
Electric Utilities — 0.1%
Nomura Holdings, Inc. ( NextEra Energy, Inc. ) ,
11.41% , 04/26/24
(b) (c)
............... 6 358,232
Electrical Equipment — 0.1%
(b)(c)
BNP Paribas SA ( Emerson Electric Co. ) ,
5.83% , 05/03/24 .................. 2 245,827
Nomura Holdings, Inc. ( Eaton Corp. plc ) ,
12.89% , 05/02/24 ................. 1 259,817
Security
Par (000)
Par (000) Value
Electrical Equipment (continued)
Royal Bank of Canada ( Eaton Corp. plc ) ,
13.41% , 05/02/24 ................. USD 1 $ 270,487
776,131
Electronic Equipment, Instruments & Components — 0.1%
(b)(c)
BNP Paribas SA ( CDW Corp. ) , 7.64% , 05/03/24 1 167,890
BNP Paribas SA ( Flex Ltd. ) , 25.65% , 05/10/24 7 206,123
SGA Societe Generale Acceptance NV
( Amphenol Corp. ) , 10.43% , 04/26/24 .... 3 291,617
665,630
Energy Equipment & Services — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Schlumberger
NV ) , 20.06% , 04/23/24 .............. 3 159,028
JPMorgan Structured Products BV ( Halliburton
Co. ) , 18.82% , 04/25/24 .............. 5 198,100
357,128
Entertainment — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Walt Disney Co.
(The) ) , 16.50% , 05/10/24 ............ 2 258,169
Citigroup, Inc. ( Walt Disney Co. (The) ) ,
12.95% , 04/01/24 ................. 2 273,503
SGA Societe Generale Acceptance NV ( Netflix,
Inc. ) , 21.79% , 04/19/24 .............. —
(n)
298,938
830,610
Financial Services — 0.1%
(b)(c)
Barclays Bank plc ( Fidelity National Information
Services, Inc. ) , 17.80% , 04/10/24 ....... 2 162,103
Goldman Sachs International ( Mastercard, Inc. ) ,
10.54% , 04/26/24 ................. 1 551,820
Mizuho Markets Cayman LP ( Global Payments,
Inc. ) , 17.57% , 04/03/24 .............. 1 180,310
894,233
Food Products — 0.1%
Barclays Bank plc ( Bunge Global SA ) ,
14.46% , 05/03/24
(b) (c)
............... 1 151,965
Barclays Bank plc ( Mondelez International,
Inc. ) , 11.16% , 04/26/24
(b) (c)
............ 3 181,866
Mizuho Markets Cayman LP (Hershey Co.
(The))
12.92% , 04/01/24
(b) (c)
............... 1 210,683
15.95% , 04/26/24
(b) (c)
............... 1 182,862
Royal Bank of Canada ( Tyson Foods, Inc. ) ,
11.13% , 05/08/24
(b) (c)
............... 3 149,823
877,199
Ground Transportation — 0.1%
(b)(c)
BMO Capital Markets Corp. ( JB Hunt Transport
Services, Inc. ) , 19.86% , 04/17/24 ....... —
(n)
56,526
BMO Capital Markets Corp. ( Union Pacific
Corp. ) , 9.68% , 04/19/24 ............. 1 147,892
BNP Paribas SA ( CSX Corp. ) , 8.80% , 04/19/24 4 148,889
BNP Paribas SA ( Uber Technologies, Inc. ) ,
20.12% , 05/03/24 ................. 2 183,225
SGA Societe Generale Acceptance NV
( Old Dominion Freight Line, Inc. ) ,
20.45% , 04/26/24 ................. —
(n)
55,039
591,571
Health Care Equipment & Supplies — 0.3%
Barclays Bank plc ( Dexcom, Inc. ) ,
22.53% , 04/26/24
(b) (c)
............... 1 167,550
Barclays Bank plc ( Edwards Lifesciences
Corp. ) , 15.96% , 04/26/24
(b) (c)
.......... 2 169,752
Barclays Bank plc ( Stryker Corp. ) ,
9.29% , 05/01/24
(b) (c)
................ 1 187,633

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Citigroup, Inc. ( Dexcom, Inc. ) ,
20.04% , 04/02/24
(b) (c)
............... USD 1 $ 157,911
Goldman Sachs International ( Boston Scientific
Corp. ) , 10.42% , 04/26/24
(b) (c)
.......... 3 187,556
Mizuho Markets Cayman LP (Baxter
International, Inc.)
23.37% , 04/01/24
(b) (c)
............... 2 76,710
11.72% , 04/26/24
(b) (c)
............... 2 73,954
Mizuho Markets Cayman LP ( Zimmer Biomet
Holdings, Inc. ) , 10.50% , 04/02/24
(b) (c)
..... 1 135,583
Nomura Holdings, Inc. ( Align Technology, Inc. ) ,
24.50% , 04/24/24
(b) (c)
............... —
(n)
152,226
Nomura Holdings, Inc. ( Becton Dickinson &
Co. ) , 8.94% , 05/03/24
(b) (c)
............ 1 189,002
Nomura Holdings, Inc. ( IDEXX Laboratories,
Inc. ) , 15.51% , 04/02/24
(b) (c)
........... —
(n)
178,370
Royal Bank of Canada ( IDEXX Laboratories,
Inc. ) , 15.11% , 05/03/24
(b) (c)
............ —
(n)
168,458
Royal Bank of Canada ( Zimmer Biomet
Holdings, Inc. ) , 11.15% , 05/02/24
(b) (c)
..... 1 149,929
1,994,634
Health Care Providers & Services — 0.4%
(b)(c)
Barclays Bank plc ( CVS Health Corp. ) ,
21.81% , 05/03/24 ................. 6 451,030
BNP Paribas SA ( McKesson Corp. ) ,
11.82% , 04/01/24 ................. —
(n)
152,597
BNP Paribas SA ( Molina Healthcare, Inc. ) ,
13.23% , 04/01/24 ................. —
(n)
137,447
Nomura Holdings, Inc. ( Cardinal Health, Inc. ) ,
19.77% , 05/03/24 ................. 2 170,737
Nomura Holdings, Inc. ( McKesson Corp. ) ,
9.03% , 05/08/24 .................. —
(n)
147,218
Nomura Holdings, Inc. ( Molina Healthcare,
Inc. ) , 15.78% , 04/24/24 .............. —
(n)
125,673
Royal Bank of Canada ( HCA Healthcare, Inc. ) ,
11.22% , 04/23/24 ................. 1 225,235
SGA Societe Generale Acceptance NV ( Cigna
Group (The) ) , 10.16% , 05/02/24 ........ 1 322,849
SGA Societe Generale Acceptance NV
( Elevance Health, Inc. ) , 8.62% , 04/19/24 .. 1 516,027
SGA Societe Generale Acceptance
NV ( UnitedHealth Group, Inc. ) ,
16.29% , 04/16/24 ................. 2 768,104
UBS AG ( Centene Corp. ) , 22.00% , 04/26/24 . 3 208,321
3,225,238
Hotels, Restaurants & Leisure — 0.3%
(b)(c)
Barclays Bank plc ( McDonald's Corp. ) ,
5.20% , 05/01/24 .................. 1 186,933
Barclays Bank plc ( Starbucks Corp. ) ,
12.36% , 05/02/24 ................. 3 259,900
BMO Capital Markets Corp. ( Aramark ) ,
12.94% , 05/09/24 ................. 4 134,475
BMO Capital Markets Corp. ( Chipotle Mexican
Grill, Inc. ) , 15.00% , 04/24/24 .......... —
(n)
183,500
BNP Paribas SA ( Marriott International, Inc. ) ,
10.19% , 05/02/24 ................. 1 130,697
BNP Paribas SA ( Wynn Resorts Ltd. ) ,
20.30% , 04/01/24 ................. 2 176,203
Citigroup, Inc. ( Aristocrat Leisure Ltd. ) ,
12.19% , 04/01/24 ................. 1 194,541
JPMorgan Structured Products BV ( McDonald's
Corp. ) , 8.41% , 04/02/24 ............. 1 183,306
Mizuho Markets Cayman LP ( Hilton Worldwide
Holdings, Inc. ) , 8.38% , 04/26/24 ........ 1 1,932
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Mizuho Markets Cayman LP ( Marriott
International, Inc. ) , 12.32% , 04/02/24 .... USD —
(n)
$ 116,889
Nomura Holdings, Inc. ( Aristocrat Leisure Ltd. ) ,
9.94% , 05/01/24 .................. 1 185,669
Nomura Holdings, Inc. ( Las Vegas Sands
Corp. ) , 10.38% , 04/22/24 ............ 2 114,110
Nomura Holdings, Inc. ( Royal Caribbean
Cruises Ltd. ) , 19.92% , 05/03/24 ........ 1 171,375
Nomura Holdings, Inc. ( Wynn Resorts Ltd. ) ,
21.95% , 05/09/24 ................. 2 165,844
Royal Bank of Canada ( Domino's Pizza, Inc. ) ,
13.58% , 04/10/24 ................. —
(n)
160,027
2,365,401
Household Durables — 0.0%
Mizuho Markets Cayman LP ( PulteGroup, Inc. ) ,
22.22% , 04/24/24
(b) (c)
............... 1 58,156
Household Products — 0.0%
SGA Societe Generale Acceptance NV
( Colgate-Palmolive Co. ) , 6.91% , 04/05/24
(b) (c)
1 114,845
Industrial Conglomerates — 0.0%
Barclays Bank plc ( General Electric Co. ) ,
15.98% , 04/23/24
(b) (c)
............... 1 253,671
Industrial REITs — 0.0%
Nomura Holdings, Inc. ( Prologis, Inc. ) ,
20.20% , 04/18/24
(b) (c)
............... 1 111,063
Insurance — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Prudential
Financial, Inc. ) , 8.07% , 04/30/24 ....... 1 150,500
BMO Capital Markets Corp. ( Travelers Cos.,
Inc. (The) ) , 8.69% , 04/17/24 .......... 1 194,771
Nomura Holdings, Inc. ( Marsh & McLennan
Cos, Inc. ) , 6.35% , 04/22/24 ........... 1 191,973
SGA Societe Generale Acceptance NV
( Progressive Corp. (The) ) , 19.07% , 04/15/24 1 214,080
751,324
Interactive Media & Services — 0.2%
(b)(c)
BMO Capital Markets Corp. ( Meta Platforms,
Inc. ) , 24.23% , 04/26/24 .............. —
(n)
233,282
BNP Paribas SA ( Alphabet, Inc. ) ,
13.81% , 04/26/24 ................. 5 752,873
Goldman Sachs International ( Match Group,
Inc. ) , 25.09% , 05/02/24 .............. 3 93,763
Royal Bank of Canada ( Meta Platforms, Inc. ) ,
20.20% , 04/29/24 ................. 1 417,280
1,497,198
IT Services — 0.1%
(b)(c)
BMO Capital Markets Corp. ( DXC Technology
Co. ) , 26.64% , 05/17/24 .............. 4 75,898
Mizuho Markets Cayman LP ( Gartner, Inc. ) ,
9.57% , 05/02/24 .................. —
(n)
223,611
Nomura Holdings, Inc. ( International Business
Machines Corp. ) , 9.68% , 04/25/24 ...... 2 365,199
664,708
Leisure Products — 0.0%
SGA Societe Generale Acceptance NV ( Polaris,
Inc. ) , 21.62% , 04/25/24
(b) (c)
........... 1 57,889

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.1%
(b)(c)
BNP Paribas SA ( Danaher Corp. ) ,
11.87% , 04/25/24 ................. USD 1 $ 201,760
SGA Societe Generale Acceptance NV ( Thermo
Fisher Scientific, Inc. ) , 9.38% , 04/26/24 ... —
(n)
277,064
478,824
Machinery — 0.2%
(b)(c)
Barclays Bank plc ( Otis Worldwide Corp. ) ,
6.64% , 04/26/24 .................. 1 148,613
BMO Capital Markets Corp. ( Cummins, Inc. ) ,
13.08% , 05/02/24 ................. —
(n)
94,273
BMO Capital Markets Corp. ( Fortive Corp. ) ,
6.79% , 04/26/24 .................. 1 91,697
BNP Paribas SA ( Fortive Corp. ) ,
9.49% , 04/01/24 .................. 1 96,509
BNP Paribas SA ( Parker-Hannifin Corp. ) ,
11.00% , 05/02/24 ................. —
(n)
168,147
BNP Paribas SA ( Pentair plc ) ,
13.09% , 04/26/24 ................. 1 97,529
BNP Paribas SA ( Stanley Black & Decker, Inc. ) ,
16.59% , 05/03/24 ................. 1 75,995
JPMorgan Structured Products BV ( Volvo AB ) ,
33.50% , 04/17/24 ................. SEK 5 138,322
Nomura Holdings, Inc. ( Deere & Co. ) ,
13.49% , 04/03/24 ................. USD 1 194,323
Nomura Holdings, Inc. ( Fortive Corp. ) ,
7.40% , 04/26/24 .................. 1 112,200
Royal Bank of Canada ( Xylem, Inc. ) ,
7.07% , 05/06/24 .................. 1 150,662
SGA Societe Generale Acceptance NV
( Caterpillar, Inc. ) , 20.03% , 04/26/24 ..... 1 266,323
1,634,593
Media — 0.1%
Nomura Holdings, Inc. ( Comcast Corp. ) ,
8.40% , 04/29/24
(b) (c)
................ 8 347,507
Metals & Mining — 0.0%
Barclays Bank plc ( Freeport-McMoRan, Inc. ) ,
21.67% , 04/23/24
(b) (c)
............... 3 160,806
Oil, Gas & Consumable Fuels — 0.2%
(b)(c)
BMO Capital Markets Corp. ( Chevron Corp. ) ,
9.44% , 04/30/24 .................. 1 188,474
BMO Capital Markets Corp. ( ConocoPhillips ) ,
11.77% , 05/02/24 ................. 1 110,908
BMO Capital Markets Corp. ( Exxon Mobil
Corp. ) , 10.86% , 04/30/24 ............ 3 378,013
Citigroup, Inc. ( ConocoPhillips ) ,
16.69% , 04/01/24 ................. 1 117,125
Citigroup, Inc. ( Occidental Petroleum Corp. ) ,
16.15% , 04/03/24 ................. 2 97,325
HSBC Bank plc ( Crescent Point Energy Corp. ) ,
8.43% , 05/15/24 .................. GBP 7 191,657
SGA Societe Generale Acceptance NV ( Phillips
66 ) , 16.77% , 04/26/24 .............. USD 1 133,734
Toronto-Dominion Bank (The) ( Marathon
Petroleum Corp. ) , 17.33% , 05/02/24 ..... 1 189,896
1,407,132
Personal Care Products — 0.0%
(b)(c)
BNP Paribas SA ( Coty, Inc. ) , 18.20% , 04/01/24 8 93,644
Nomura Holdings, Inc. ( Coty, Inc. ) ,
21.65% , 05/09/24 ................. 8 91,826
185,470
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.1%
(b)(c)
Barclays Bank plc ( Johnson & Johnson ) ,
7.93% , 04/17/24 .................. USD 3 $ 407,075
BMO Capital Markets Corp. ( Eli Lilly & Co. ) ,
22.63% , 04/30/24 ................. —
(n)
299,878
706,953
Professional Services — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Paycom Software,
Inc. ) , 23.66% , 05/02/24 .............. 1 111,035
BNP Paribas SA ( Equifax, Inc. ) ,
15.36% , 04/01/24 ................. —
(n)
95,839
BNP Paribas SA ( Paycom Software, Inc. ) ,
26.27% , 04/01/24 ................. 1 111,805
Nomura Holdings, Inc. ( Equifax, Inc. ) ,
20.71% , 04/22/24 ................. —
(n)
91,578
SGA Societe Generale Acceptance NV
( Automatic Data Processing, Inc. ) ,
8.63% , 04/26/24 .................. 1 185,709
595,966
Real Estate Management & Development — 0.0%
Citigroup, Inc. ( CBRE Group, Inc. ) ,
16.01% , 04/03/24
(b) (c)
............... 1 95,126
Semiconductors & Semiconductor Equipment — 0.0%
SGA Societe Generale Acceptance NV ( Applied
Materials, Inc. ) , 20.60% , 04/05/24
(b) (c)
.... 1 296,753
Software — 0.7%
(b)(c)
Barclays Bank plc ( Cadence Design Systems,
Inc. ) , 13.43% , 04/02/24 .............. 1 157,300
Barclays Bank plc ( SAP SE ) , 10.19% , 04/23/24 EUR 4 752,703
BMO Capital Markets Corp. ( Zoom Video
Communications, Inc. ) , 20.50% , 04/11/24 . USD 2 144,923
BNP Paribas SA ( Cadence Design Systems,
Inc. ) , 0.74% , 04/24/24 .............. 1 168,402
BNP Paribas SA ( Microsoft Corp. ) ,
9.63% , 04/26/24 .................. 1 557,316
Goldman Sachs International ( Microsoft Corp. ) ,
10.47% , 04/26/24 ................. 2 732,809
Mizuho Markets Cayman LP ( Workday, Inc. ) ,
18.45% , 04/11/24 ................. 1 137,281
Nomura Holdings, Inc. ( Crowdstrike Holdings,
Inc. ) , 21.93% , 04/23/24 .............. 1 181,336
Nomura Holdings, Inc. ( ServiceNow, Inc. ) ,
23.42% , 04/26/24 ................. —
(n)
187,362
Royal Bank of Canada ( Salesforce, Inc. ) ,
16.35% , 04/15/24 ................. 1 440,108
SGA Societe Generale Acceptance NV
( DocuSign, Inc. ) , 24.86% , 04/23/24 ...... 5 299,601
SGA Societe Generale Acceptance NV
( Microsoft Corp. ) , 13.63% , 04/25/24 ..... 3 1,285,071
5,044,212
Specialized REITs — 0.0%
BNP Paribas SA ( Equinix, Inc. ) ,
12.47% , 04/03/24
(b) (c)
............... —
(n)
86,791
Specialty Retail — 0.1%
(b)(c)
BMO Capital Markets Corp. ( AutoZone, Inc. ) ,
9.60% , 04/11/24 .................. —
(n)
150,936
Nomura Holdings, Inc. ( Burlington Stores, Inc. ) ,
24.07% , 05/24/24 ................. —
(n)
97,912
Nomura Holdings, Inc. ( Ross Stores, Inc. ) ,
7.73% , 04/23/24 .................. 1 111,571
Royal Bank of Canada ( Best Buy Co., Inc. ) ,
23.47% , 04/15/24 ................. 2 133,121

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
SGA Societe Generale Acceptance NV ( Gap,
Inc. (The) ) , 30.75% , 04/23/24 ......... USD 6 $ 129,227
622,767
Technology Hardware, Storage & Peripherals — 0.2%
(b)(c)
BMO Capital Markets Corp. ( Apple, Inc. ) ,
12.36% , 05/02/24 ................. 2 411,579
BNP Paribas SA ( Apple, Inc. ) , 7.73% , 05/06/24 1 252,984
Royal Bank of Canada ( Apple, Inc. ) ,
11.61% , 05/02/24 ................. 5 834,363
1,498,926
Textiles, Apparel & Luxury Goods — 0.0%
(b)(c)
BNP Paribas SA (Ralph Lauren Corp.)
18.31% , 04/02/24
(b) (c)
............... —
(n)
58,474
15.40% , 05/24/24
(b) (c)
............... —
(n)
75,104
133,578
Tobacco — 0.1%
(b)(c)
Nomura Holdings, Inc. ( Altria Group, Inc. ) ,
8.25% , 04/26/24 .................. 4 187,177
SGA Societe Generale Acceptance NV ( Philip
Morris International, Inc. ) , 17.82% , 04/05/24 4 340,734
527,911
Trading Companies & Distributors — 0.0%
(b)(c)
Barclays Bank plc ( Fastenal Co. ) ,
14.39% , 04/12/24 ................. 1 57,236
Nomura Holdings, Inc. ( United Rentals, Inc. ) ,
10.71% , 04/29/24 ................. —
(n)
157,780
215,016
Wireless Telecommunication Services — 0.0%
SGA Societe Generale Acceptance NV
( T-Mobile US, Inc. ) , 10.37% , 04/05/24
(b) (c)
.. 1 222,497
Total Equity-Linked Notes — 5 .3%
(Cost: $ 39,081,088 ) ............................... 39,444,128
Fixed Rate Loan Interests
Diversified Telecommunication Services — 0.0%
Level 3 Financing, Inc., Term Loan B1 ,
11.89%
,
04/15/29 ................. 48 47,390
Level 3 Financing, Inc., Term Loan B2 ,
11.89%
,
04/15/30
(e)
................ 48 47,798
95,188
Health Care Technology — 0.0%
Cotiviti Holdings, Inc., Term Loan , 02/21/31
(o)
. 82 82,102
Media — 0.0%
AVSC Holding Corp., 1st Lien Term Loan B3 ,
15.00%
,
10/15/26 ................. 52 53,691
Clear Channel International BV, Term Loan ,
08/12/27
(e) (o)
..................... 60 59,700
113,391
Total Fixed Rate Loan Interests — 0 .0%
(Cost: $ 282,719 ) ................................. 290,681
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.85%
,
05/25/28 ............ USD 363 $ 339,235
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.85%
,
05/25/28 ............ 67 62,651
Bleriot U.S. Bidco, Inc., Term Loan , (3-mo. CME
Term SOFR + 4.00%), 9.57%
,
10/30/28 ... 36 35,843
Cobham Ultra SeniorCo SARL, Facility Term
Loan B , (6-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 9.01%
,
08/03/29 ....... 88 86,462
Dynasty Acquisition Co., Inc., Term Loan
B1 , (1-mo. CME Term SOFR + 3.50%),
8.83%
,
08/24/28 .................. 411 411,014
Dynasty Acquisition Co., Inc., Term Loan
B2 , (1-mo. CME Term SOFR + 3.50%),
8.83%
,
08/24/28 .................. 158 158,253
Kaman Corp., Term Loan , 03/27/31
(o)
...... 29 29,018
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.18%
,
02/01/28 .................. 281 280,554
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
13.18%
,
02/01/29 ................. 73 72,853
Setanta Aircraft Leasing DAC, Term Loan ,
(3-mo. CME Term SOFR + 2.00%),
7.56%
,
11/05/28 .................. 144 144,210
TransDigm, Inc., Term Loan , (1-mo. CME Term
SOFR + 3.25%), 8.60%
,
08/24/28 ...... 51 50,776
TransDigm, Inc., Term Loan H , (1-mo. CME
Term SOFR + 3.25%), 8.60%
,
02/22/27 ... 247 247,487
TransDigm, Inc., Term Loan J , (3-mo. CME
Term SOFR + 3.25%), 8.56%
,
02/28/31 ... 138 138,294
TransDigm, Inc., Term Loan K , (3-mo. CME
Term SOFR + 2.75%), 8.06%
,
03/22/30 ... 14 14,021
2,070,671
Automobile Components — 0.1%
(a)
Champions Holdco, Inc., Term Loan ,
(3-mo. CME Term SOFR + 4.75%),
10.07%
,
02/23/29
(e)
................ 249 249,622
Clarios Global LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
8.33%
,
05/06/30 .................. 340 340,107
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 4.75%),
10.17% - 10.40%
,
11/17/28 ........... 93 87,358
677,087
Automobiles — 0.0%
Dealer Tire Financial LLC, Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.08%
,
12/14/27
(a) (e)
.......... 187 188,460
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.66%
,
01/24/29 .................. 431 402,058
Naked Juice LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.40%
,
01/24/30 ................. 200 160,887
562,945

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.69%
,
11/24/28 ... USD 52 $ 51,814
Sally Holdings LLC, Term Loan , (1-mo. CME
Term SOFR + 2.25%), 7.58%
,
02/28/30 ... 39 38,562
StubHub Holdco Sub, LLC, Term Loan
B , (1-mo. CME Term SOFR + 4.75%),
10.08%
,
03/15/30 ................. 465 464,524
Woof Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.32%
,
12/21/27 .................. 31 24,481
579,381
Building Products — 0.1%
(a)
AZZ, Inc., Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.25%), 8.58%
,
05/13/29 . 46 46,652
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.08%
,
11/03/28 .................. 85 85,106
Cornerstone Building Brands, Inc., Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68%
,
04/12/28 ............ 48 47,866
CP Atlas Buyer, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%), 4.25%
- 9.18%
,
11/23/27 ................. 145 142,983
CP Iris Holdco I, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.18%
,
10/02/28 ............ 22 21,647
CPG International LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.93%
,
04/28/29 .................. 73 72,959
Wilsonart LLC, Term Loan E , (3-mo. CME
Term SOFR at 1.00% Floor + 3.25%),
8.65%
,
12/31/26 .................. 276 275,901
693,114
Capital Markets — 0.2%
(a)
Aretec Group, Inc., Term Loan B1 , (1-mo. CME
Term SOFR + 4.50%), 9.93%
,
08/09/30 ... 72 72,073
Ascensus Group Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.94%
,
08/02/28 ....... 244 242,659
Axalta Coating Systems Dutch Holding B BV,
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 2.00%), 7.33%
,
12/20/29 .. 181 180,678
Azalea TopCo, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.94% , 07/24/26 ................ 115 114,048
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.19% , 07/24/26 .......... 87 86,523
Castlelake Aviation One DAC, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.83% , 10/22/26 .......... 167 166,875
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.08% , 10/22/27 .......... 44 44,456
Focus Financial Partners LLC, Term Loan B4 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.83%
,
06/30/28 ............ 174 173,568
Focus Financial Partners LLC, Term Loan B7 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.08%
,
06/30/28 ............ 93 92,283
Learning Care Group US No. 2, Inc., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.75%), 10.06% - 10.09%
,
08/11/28 16 15,923
Osaic Holdings, Inc., Term Loan , 08/17/28
(o)
.. 92 92,304
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Osaic Holdings, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR + 4.50%),
9.83%
,
08/17/28 .................. USD 144 $ 144,325
1,425,715
Chemicals — 0.3%
(a)
ARC Falcon I, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.93%
,
09/30/28 .................. 91 90,913
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.43%
,
11/24/27 ....... 32 31,601
Ascend Performance Materials Operations
LLC, Term Loan , (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.07%
,
08/27/26 .. 41 39,903
Chemours Co., (The), Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.83%
,
08/18/28 .................. 85 84,152
CPC Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.32%
,
12/29/27 ............ 29 24,109
Derby Buyer LLC, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.58%
,
11/01/30 .................. 231 232,227
Ecovyst Catalyst Technologies LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.91%
,
06/09/28 ............ 138 137,522
Element Solutions, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR + 2.00%),
7.33%
,
12/18/30 .................. 194 194,486
HB Fuller Co., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.33%
,
02/15/30 .................. 91 90,911
Herens Holdco SARL, Facility Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 9.33%
,
07/03/28 ............ 73 68,602
Ineos US Finance LLC, Term Loan , (1-mo. CME
Term SOFR + 3.50%), 8.93%
,
02/18/30 ... 40 39,643
LSF11 A5 Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94% , 10/15/28 .......... 168 168,126
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.68% , 10/15/28 .......... 19 18,867
Momentive Performance Materials, Inc., Term
Loan , (1-mo. CME Term SOFR + 4.50%),
9.83%
,
03/29/28 .................. 225 221,280
Nouryon Finance BV, Term Loan , (3-mo. CME
Term SOFR + 4.00%), 9.42%
,
04/03/28 ... 65 64,609
Olympus Water US Holding Corp., Term Loan
B4 , (3-mo. CME Term SOFR at 0.50% Floor
+ 4.25%), 9.57%
,
11/09/28 ........... 93 92,784
Oxea Holding Vier GmbH, Term Loan B2 ,
(3-mo. CME Term SOFR + 3.50%),
8.91%
,
10/14/24 .................. 109 106,976
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 1.00% Floor
+ 4.00%), 9.44%
,
03/16/27 ........... 44 43,910
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.69%
,
08/02/28 ............ 162 162,227

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
WR Grace Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.32%
,
09/22/28 .................. USD 247 $ 246,565
2,159,413
Commercial Services & Supplies — 0.3%
(a)
Action Environmental Group, Inc., (The),
Delayed Draw Term Loan , 10/24/30
(e) (o)
... 7 6,999
Action Environmental Group, Inc., (The), Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.82%
,
10/24/30
(e)
...... 44 43,998
Allied Universal Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.18% , 05/12/28 .......... 218 217,496
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.08% , 05/12/28 .......... 23 22,930
Aramark Intermediate HoldCo Corp., Term
Loan B5 , (1-mo. CME Term SOFR + 2.50%),
7.94%
,
04/06/28 .................. 81 80,583
Aramark Intermediate HoldCo Corp., Term
Loan B6
(1-mo. CME Term SOFR + 2.50%),
7.33% , 06/22/30 ................ 36 35,681
(1-mo. CME Term SOFR + 2.50%),
7.94% , 06/22/30 ................ 140 139,662
Asplundh Tree Expert LLC, Term Loan ,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
09/07/27 .................. 142 141,663
Clean Harbors, Inc., Term Loan , (1-mo. CME
Term SOFR + 1.75%), 7.19%
,
10/08/28 ... 133 133,260
Covanta Holding Corp., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.83%
,
11/30/28 .................. 164 163,919
Covanta Holding Corp., Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.83%
,
11/30/28 .................. 18 18,162
Garda World Security Corp., Term Loan ,
(3-mo. CME Term SOFR + 4.25%),
9.58%
,
02/01/29 .................. 33 33,021
GFL Environmental, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
05/31/27 .................. 89 89,387
JFL-Tiger Acquisition Co., Inc. Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 10.32%
,
10/17/30 ............ 39 38,915
LABL, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.43%
,
10/29/28 ................. 125 121,775
Minimax Viking GmbH, Facility Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.19%
,
07/31/28 ............ 14 13,936
PECF USS Intermediate Holding III Corp., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.80%
,
12/15/28 ....... 117 88,497
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (3-mo. CME Term SOFR +
2.50%), 7.81%
,
10/13/30 ............ 60 59,850
Tempo Acquisition LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.08%
,
08/31/28 .................. 432 433,244
TruGreen LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.43%
,
11/02/27 .................. 204 197,843
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Vestis Corp., Term Loan B1 , (3-mo. CME Term
SOFR + 2.25%), 7.58%
,
02/22/31 ...... USD 123 $ 122,846
Viad Corp., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.44%
,
07/30/28 ................. 94 94,169
2,297,836
Communications Equipment — 0.0%
(a)
Ciena Corp. Term Loan , (1-mo. CME Term
SOFR + 2.00%), 7.33%
,
10/24/30 ...... 164 163,819
ViaSat, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.83% , 03/02/29 .......... 83 80,116
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.93% , 05/30/30 .......... 42 40,429
284,364
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.50%), 10.81%
,
08/01/30 ............ 369 370,682
Legence Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.93%
,
12/16/27 .................. 16 15,874
Pike Corp., Term Loan , (1-mo. CME Term
SOFR + 3.00%), 8.44%
,
01/21/28 ...... 150 150,383
USIC Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
9.06% - 9.07%
,
05/12/28 ............ 156 155,324
692,263
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan , (1-mo. CME Term SOFR +
2.00%), 7.33%
,
01/31/31 ............ 199 199,381
New AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.33%
,
03/08/29 ................. 91 86,494
Oscar AcquisitionCo LLC, Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
9.90%
,
04/29/29 .................. 126 126,557
Quikrete Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 2.75%),
8.19%
,
03/19/29 .................. 40 39,696
Quikrete Holdings, Inc., Term Loan B ,
03/25/31
(o)
...................... 55 55,023
Smyrna Ready Mix Concrete LLC, Term
Loan , (1-mo. CME Term SOFR + 3.50%),
8.83%
,
04/02/29
(e)
................. 35 35,559
Standard Building Solutions, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.69%
,
09/22/28 ............ 108 107,703
Summit Materials LLC, Term Loan B2 ,
(3-mo. CME Term SOFR + 2.50%),
7.83%
,
01/12/29 .................. 51 51,217
701,630
Consumer Staples Distribution & Retail — 0.0%
US Foods, Inc., Term Loan B
(a)
(1-mo. CME Term SOFR + 2.00%),
7.44% , 09/13/26 ................ 149 149,510
(1-mo. CME Term SOFR + 2.00%),
7.32% , 11/22/28 ................ 45 45,328
194,838

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.50%), 8.83%
,
12/01/27 ....... USD 371 $ 371,618
Mauser Packaging Solutions Holding Co., Term
Loan , (1-mo. CME Term SOFR + 4.00%),
9.33%
,
08/14/26 .................. 87 87,583
Pactiv Evergreen, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR + 3.25%),
8.69%
,
02/05/26 .................. 28 28,144
Pregis TopCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.75%),
9.08%
,
07/31/26 .................. 29 28,950
Reynolds Consumer Products LLC, Term
Loan , (1-mo. CME Term SOFR + 1.75%),
7.18%
,
02/04/27 .................. 14 13,682
Trident TPI Holdings, Inc., Term Loan B3 ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.57%
,
09/15/28 ............ 109 108,805
638,782
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.32%
,
10/28/27
(a)
................. 162 152,851
Diversified Consumer Services — 0.2%
(a)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93%
,
12/11/28 ............. 42 41,582
Ascend Learning LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 11.18%
,
12/10/29 ............ 26 25,256
Bright Horizons Family Solutions LLC, Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.69%
,
11/24/28 ....... 181 180,583
Kuehg Corp., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.30%
,
06/12/30 ................. 94 93,918
Sotheby's, Term Loan , (3-mo. CME Term SOFR
at 0.50% Floor + 4.50%), 10.08%
,
01/15/27 246 241,329
Spring Education Group, Inc., Term Loan ,
(3-mo. CME Term SOFR + 4.50%),
9.81%
,
09/29/30 .................. 160 160,790
Veritas US, Inc., Term Loan B , (1-mo. CME
Term SOFR at 1.00% Floor + 5.00%),
10.44%
,
09/01/25 ................. 76 70,054
Wand Newco 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.75%),
9.10%
,
01/30/31 .................. 251 251,587
WCG Purchaser Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 9.44%
,
01/08/27 ............ 65 65,081
1,130,180
Diversified REITs — 0.0%
RHP Hotel Properties LP, Term Loan B ,
(1-mo. CME Term SOFR + 2.75%),
8.08%
,
05/18/30
(a)
................. 53 53,220
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan , (3-mo. LIBOR
USD + 2.75%), 8.33%
,
01/31/26
(e)
...... 82 79,467
Altice France SA, Term Loan B14 , (3-mo. CME
Term SOFR + 5.50%), 10.81%
,
08/15/28 .. 229 181,055
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Connect Finco SARL, Term Loan , (1-mo.
CME Term SOFR at 1.00% Floor + 3.50%),
8.83%
,
12/11/26 .................. USD 85 $ 85,299
Connect Finco SARL, Term Loan B , 09/13/29
(o)
85 83,533
Consolidated Communications, Inc., Term Loan
B1 , (1-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.94%
,
10/02/27 ........... 19 17,841
Iridium Satellite LLC, Term Loan B3 , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.83%
,
09/20/30 .................. 112 112,153
Lumen Technologies, Inc. Term Loan B1 ,
(1-mo. CME Term SOFR + 0.00%),
7.79%
,
04/15/29 .................. 58 43,086
Lumen Technologies, Inc. Term Loan B2 ,
(1-mo. CME Term SOFR + 0.00%),
7.79%
,
04/15/30 .................. 59 43,978
Lumen Technologies, Inc., Term Loan ,
01/01/28
(e) (o)
..................... 8 6,578
Orbcomm, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.69% - 9.85%
,
09/01/28 ............ 87 84,061
Radiate Holdco LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.70%
,
09/25/26 .................. 223 186,039
Virgin Media Bristol LLC, Facility Term Loan
Q , (1-mo. CME Term SOFR + 3.25%),
8.69%
,
01/31/29 .................. 44 43,521
Zayo Group Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
8.44%
,
03/09/27 .................. 453 396,362
1,362,973
Electric Utilities — 0.0%
NRG Energy, Inc., Term Loan , 03/27/31
(a) (o)
.. 92 91,828
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.32%
,
06/23/28
(a)
........... 194 194,472
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.19%
,
07/02/29
(a)
................. 125 124,967
Entertainment — 0.4%
(a)
AMC Entertainment Holdings, Inc., Term Loan
B1 , (1-mo. CME Term SOFR + 3.00%),
8.44%
,
04/22/26 .................. 205 171,788
Aristocrat Technologies, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.66%
,
05/24/29 ............ 24 23,529
Cirque du Soleil Canada, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.55%
,
03/08/30 ............ 66 66,310
City Football Group Ltd., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.44%
,
07/21/28 .................. 131 131,105
Creative Artists Agency LLC, Term Loan B
11/27/28
(o)
...................... 166 166,184
(1-mo. CME Term SOFR + 3.50%),
8.83% , 11/27/28 ................ 143 143,186

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
Formula One Management Ltd., Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR
at 0.50% Floor + 2.25%), 7.56%
,
01/15/30 . USD 216 $ 216,054
Live Nation Entertainment, Inc., Term Loan
B4 , (1-mo. CME Term SOFR + 1.75%),
7.18%
,
10/19/26 .................. 243 242,210
Motion Acquisition Ltd., Facility Term Loan B ,
11/12/29
(o)
...................... 187 186,579
NEP Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.25%),
8.69%
,
08/19/26 .................. 199 189,350
Playtika Holding Corp., Term Loan B1 ,
(1-mo. CME Term SOFR + 2.75%),
8.19%
,
03/13/28 .................. 181 181,048
SMG US Midco 2, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 2.50%),
8.07%
,
01/23/25 .................. 115 115,222
UFC Holdings LLC, 1st Lien Term Loan B3 ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.34%
,
04/29/26 ............ 122 121,747
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1 , (1-mo. CME Term
SOFR + 2.75%), 8.19%
,
05/18/25 ...... 306 305,528
WMG Acquisition Corp., Term Loan ,
(1-mo. CME Term SOFR + 2.00%),
7.33%
,
01/24/31 .................. 312 311,189
2,571,029
Financial Services — 0.3%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.50% Floor + 3.50%), 8.93%
,
12/21/28 .. 82 82,501
Belron Finance LLC, Term Loan , (3-mo. CME
Term SOFR + 2.25%), 7.83%
,
10/30/26 ... 57 56,909
Belron Finance US LLC, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.58% , 04/13/28 .......... 157 157,108
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.66% , 04/18/29 .......... 171 170,845
Boost Newco Borrower LLC, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.31%
,
01/31/31 .................. 246 246,667
Cogeco Communications Finance LP, Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.94%
,
09/01/28 ....... 137 133,528
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 9.06%
,
04/09/27 ....... 383 381,137
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 6.75%), 12.32%
,
04/07/28 ...... 133 132,501
HIG Finance 2 Ltd., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.83%
,
02/15/31 .................. 122 122,011
LBM Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.18%
,
12/17/27 ............ 124 123,461
Lions Gate Capital Holdings LLC, Term Loan
B , (1-mo. CME Term SOFR + 2.25%),
7.68%
,
03/24/25
(e)
................. 130 129,540
Sotera Health Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 8.19%
,
12/11/26 ....... 166 165,100
Security
Par (000)
Par (000) Value
Financial Services (continued)
UPC Financing Partnership, Facility Term Loan
AX , (1-mo. CME Term SOFR + 3.00%),
8.44%
,
01/31/29 .................. USD 69 $ 68,262
White Cap Supply Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.08%
,
10/19/27 ............ 189 189,908
2,159,478
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR +
3.75%), 9.19%
,
10/01/25 ............ 115 112,381
B&G Foods, Inc., Term Loan B4 , (1-mo. CME
Term SOFR + 2.50%), 7.83%
,
10/10/26 ... 19 19,127
Chobani LLC, Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.50%), 8.94% , 10/25/27 .......... 327 327,437
(1-mo. CME Term SOFR + 3.75%),
9.08% , 10/25/27 ................ 51 51,127
Froneri International Ltd., Facility 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR + 2.25%),
7.68%
,
01/29/27 .................. 371 370,939
H-Food Holdings LLC, Term Loan , (3-mo. CME
Term SOFR + 3.69%), 9.29%
,
05/23/25 ... 39 28,547
Nomad Foods Ltd., Facility Term Loan B4 ,
(6-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.27%
,
11/13/29 ............. 105 105,245
Triton Water Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.81%
,
03/31/28 ............ 87 85,668
Utz Quality Foods LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
8.44%
,
01/20/28 .................. 205 205,573
1,306,044
Ground Transportation — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.17%
,
04/06/28 .. 44 44,178
Avis Budget Car Rental LLC, Term Loan
B , (1-mo. CME Term SOFR + 1.75%),
7.19%
,
08/06/27 .................. 126 125,366
Genesee & Wyoming, Inc., Term Loan ,
(3-mo. CME Term SOFR + 2.00%),
7.40%
,
12/30/26 .................. 105 104,800
SIRVA Worldwide, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 5.50%), 11.07% -
11.10%
,
08/04/25 ................. 45 31,635
Uber Technologies, Inc., Term Loan ,
(3-mo. CME Term SOFR + 2.75%),
8.08%
,
03/03/30 .................. 246 246,795
552,774
Health Care Equipment & Supplies — 0.2%
(a)
Bausch + Lomb Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 05/10/27 .......... 279 274,900
(1-mo. CME Term SOFR + 4.00%),
9.33% , 09/29/28 ................ 62 61,575
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.68%
,
11/03/28 .................. 164 163,351
Insulet Corp., Term Loan , (1-mo. CME Term
SOFR + 3.00%), 8.33%
,
05/04/28 ...... 58 58,146

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Medline Borrower LP, Term Loan
10/23/28
(o)
...................... USD 285 $ 285,593
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.44% , 10/23/28 .......... 272 272,366
1,115,931
Health Care Providers & Services — 0.1%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.69%
,
09/29/28 ....... 136 135,811
CNT Holding I Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.82%
,
11/08/27 ............. 185 185,011
Electron Bidco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.44%
,
11/01/28 .................. 209 209,415
EyeCare Partners LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR + 3.75%),
9.32% , 02/18/27 ................ 32 17,050
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.32% , 11/15/28 ........... 46 24,021
EyeCare Partners LLC, 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
6.75%), 12.32%
,
11/15/29 ............ 78 27,053
MED ParentCo. LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 4.25%),
9.69%
,
08/31/26 .................. 22 22,259
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.68%
,
11/01/28 ....... 40 35,510
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 12.43%
,
11/01/29 ...... 110 87,862
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.19%
,
10/27/28 ............ 81 81,340
Surgery Center Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR + 3.50%),
8.83%
,
12/19/30 .................. 153 153,704
Vizient, Inc., Term Loan B7 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.68%
,
05/16/29 .................. 75 75,314
1,054,350
Health Care Technology — 0.2%
(a)
Athenahealth Group, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.58%
,
02/15/29 .................. 339 335,008
Cotiviti Holdings, Inc., Term Loan , 02/24/31
(o)
. 310 309,225
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.41%
,
10/01/27 ............ 248 237,117
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.57%
,
06/02/28 .................. 465 460,649
Verscend Holding Corp., Term Loan B1 ,
(1-mo. CME Term SOFR + 4.00%),
9.44%
,
08/27/25 .................. 161 160,690
Waystar Technologies, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR + 4.00%),
9.33%
,
10/22/29 .................. 126 126,186
1,628,875
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.5%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B5 , (1-mo. CME Term SOFR + 2.25%),
7.58%
,
09/20/30 .................. USD 181 $ 180,858
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR + 3.75%),
9.19%
,
02/02/26 .................. 209 200,948
Alterra Mountain Co., Term Loan B , 05/31/30
(e) (o)
20 20,075
Alterra Mountain Co., Term Loan B3 ,
(1-mo. CME Term SOFR + 3.75%),
9.18%
,
05/31/30
(e)
................. 11 10,958
Bally's Corp., Facility Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.83%
,
10/02/28 .................. 132 123,957
Caesars Entertainment, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.66%
,
02/06/30 ............ 99 99,165
Caesars Entertainment, Inc., Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.04%
,
02/06/31 ............ 431 431,000
Carnival Corp., Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
8.32%
,
08/09/27 .................. 118 118,431
Churchill Downs, Inc., Term Loan B ,
(1-mo. CME Term SOFR + 2.00%),
7.43%
,
03/17/28 .................. 155 155,327
Fertitta Entertainment LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.08%
,
01/27/29 ............ 433 433,669
Flutter Entertainment plc, Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.56%
,
11/25/30 .................. 310 310,055
Four Seasons Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 7.43%
,
11/30/29 ....... 306 306,245
Hilton Domestic Operating Co., Inc., Term Loan
B4 , (1-mo. CME Term SOFR + 2.00%),
7.43%
,
11/08/30 .................. 244 244,026
IRB Holding Corp., Term Loan B , (1-mo. CME
Term SOFR at 0.75% Floor + 2.75%),
8.18%
,
12/15/27 .................. 273 273,423
Light & Wonder International, Inc., Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 8.08%
,
04/14/29 ........... 144 143,742
Packers Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.68%
,
03/09/28 .................. 70 44,139
Penn Entertainment, Inc., Facility Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.18%
,
05/03/29 ............ 220 219,972
Playa Resorts Holding BV, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.58%
,
01/05/29 .................. 38 37,611
Seaworld Parks & Entertainment, Inc., Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.83%
,
08/25/28 ....... 40 39,488
Station Casinos LLC, Term Loan B , 03/14/31
(o)
280 279,460
Whatabrands LLC, Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.69%
,
08/03/28 .................. 293 292,891
Wyndham Hotels & Resorts, Inc., Term Loan
B , (1-mo. CME Term SOFR + 2.25%),
7.68%
,
05/24/30 .................. 36 36,374
4,001,814

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 0.00%),
9.80%
,
05/17/28 .................. USD 169 $ 153,528
Hunter Douglas Holding BV, Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.82%
,
02/26/29 ............ 286 281,806
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.44%
,
10/06/28 ............ 251 230,223
Weber-Stephen Products LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.69%
,
10/30/27 ............ 335 308,776
974,333
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan , (1-mo. CME Term SOFR + 2.25%),
7.58%
,
07/31/30 .................. 83 82,460
Calpine Corp., Term Loan , (1-mo. CME Term
SOFR + 2.00%), 7.33%
,
01/31/31 ...... 43 42,736
Constellation Renewables LLC, Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
2.50%), 8.10%
,
12/15/27 ............ 149 148,521
273,717
Industrial Conglomerates — 0.0%
EMRLD Borrower LP, Term Loan B ,
(3-mo. CME Term SOFR + 2.50%),
7.79%
,
05/31/30
(a)
................. 245 244,289
Insurance — 0.4%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B6 , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.83%
,
11/06/30 ........... 521 523,228
AmWINS Group, Inc., Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 7.69% , 02/19/28 .......... 257 256,604
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.08% , 02/19/28 .......... 32 31,631
AssuredPartners, Inc., Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.94% , 02/12/27 ................ 210 210,057
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.80% , 02/14/31 .......... 124 124,117
Baldwin Risk Partners LLC, Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94%
,
10/14/27 ............ 51 50,606
Hub International Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.57%
,
06/20/30 .................. 403 402,665
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan , (3-mo. CME Term
SOFR + 3.50%), 8.80%
,
03/15/30 ...... 81 80,924
Ryan Specialty Group LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
8.08%
,
09/01/27 .................. 217 217,328
Truist Insurance Holdings, LLC, Term Loan B ,
03/24/31
(o)
...................... 327 326,454
USI, Inc., Term Loan , (3-mo. CME Term SOFR
+ 3.25%), 8.55%
,
09/27/30 ........... 73 72,657
USI, Inc., Term Loan B , (3-mo. CME Term
SOFR + 3.00%), 8.30%
,
11/22/29 ....... 307 306,491
2,602,762
Security
Par (000)
Par (000) Value
IT Services — 0.2%
(a)
Asurion LLC, 2nd Lien Term Loan B3 ,
(1-mo. CME Term SOFR + 5.25%),
10.69%
,
01/31/28 ................. USD 69 $ 61,928
Asurion LLC, 2nd Lien Term Loan B4 ,
(1-mo. CME Term SOFR + 5.25%),
10.69%
,
01/20/29 ................. 49 43,648
Asurion LLC, Term Loan B11 , (1-mo. CME Term
SOFR + 4.25%), 9.68%
,
08/19/28 ...... 128 123,093
Asurion LLC, Term Loan B8 , (1-mo. CME Term
SOFR + 3.25%), 8.69%
,
12/23/26 ...... 74 72,037
Camelot US Acquisition LLC, Term Loan ,
(1-mo. CME Term SOFR + 2.75%),
8.08%
,
01/31/31 .................. 310 309,271
Central Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 4.00%),
9.31%
,
07/06/29 .................. 342 342,897
Go Daddy Operating Co. LLC, Term Loan
B4 , (1-mo. CME Term SOFR + 2.00%),
7.44%
,
08/10/27 .................. 244 243,928
Go Daddy Operating Co. LLC, Term Loan
B6 , (1-mo. CME Term SOFR + 2.00%),
7.33%
,
11/09/29 .................. 125 125,314
Magenta Buyer LLC, 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.82%
,
07/27/29 ............ 121 35,030
Sedgwick Claims Management Services, Inc.,
Term Loan , (1-mo. CME Term SOFR +
3.75%), 9.08%
,
02/24/28 ............ 370 370,252
Venga Finance SARL, Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.35%
,
06/28/29 ................. 86 85,333
1,812,731
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.43%
,
12/01/28 ............ 42 40,992
Hayward Industries, Inc., 1st Lien Term Loan ,
05/30/28
(o)
...................... 60 59,874
Peloton Interactive, Inc., Term Loan , (6-mo.
CME Term SOFR at 0.50% Floor + 7.00%),
12.48%
,
05/25/27 ................. 84 83,774
184,640
Life Sciences Tools & Services — 0.2%
(a)
Avantor Funding, Inc., Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.70%
,
11/08/27 .................. 241 240,801
eResearchTechnology, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.50%), 9.94%
,
02/04/27 ............ 42 42,414
Fortrea Holdings, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.08%
,
07/01/30 .................. 70 69,849
Icon Public Limited Co., Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.31% , 07/03/28 .......... 128 128,136
Iqvia, Inc., Term Loan B4 , (3-mo. CME Term
SOFR + 2.00%), 7.31%
,
01/02/31 ...... 128 128,182
Maravai Intermediate Holdings LLC, Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.31%
,
10/19/27 ............ 157 153,801

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Parexel International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.69%
,
11/15/28 ............. USD 311 $ 311,588
Star Parent, Inc., Term Loan , (3-mo. CME Term
SOFR + 4.00%), 9.31%
,
09/27/30 ...... 105 104,291
1,179,062
Machinery — 0.4%
(a)
Albion Financing 3 SARL, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.80%
,
08/17/26 ................. 187 187,517
Barnes Group Inc., Term Loan , (1-mo. CME
Term SOFR + 2.50%), 7.80%
,
08/30/30 ... 75 75,160
Clark Equipment Co., Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.90%
,
04/20/29 .................. 76 75,946
Columbus McKinnon Corp., Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.81% , 05/14/28
(e)
......... 20 20,025
(3-mo. CME Term SOFR + 2.75%),
8.39% , 05/14/28 ................ 44 44,086
Filtration Group Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94% , 10/21/28 .......... 166 166,120
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.69% , 10/21/28 .......... 156 156,137
Gardner Denver, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
03/01/27 .................. 158 158,517
Gates Global LLC, Term Loan B3 , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.93%
,
03/31/27 .................. 134 134,118
Generac Power Systems, Inc., Term Loan ,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
12/13/26 .................. 20 19,950
Husky Injection Molding Systems Ltd., Term
Loan , (1-mo. CME Term SOFR + 3.00%),
8.44%
,
03/28/25 .................. 202 201,935
Husky Injection Molding Systems Ltd., Term
Loan B , 02/01/29
(o)
................. 249 249,517
Indicor LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.30%
,
11/22/29 .................. 277 278,608
Ingersoll-Rand Services Co., Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Cap +
1.75%), 7.18%
,
03/01/27 ............ 36 36,281
Madison IAQ LLC, Term Loan , (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.69%
,
06/21/28 .................. 157 156,236
Osmosis Buyer Ltd., Delayed Draw Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
0.00%), 4.25% - 9.58%
,
07/31/28 ....... 91 90,976
SPX Flow, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.93%
,
04/05/29 .................. 220 220,522
TK Elevator Midco GmbH, Facility Term Loan
B1
07/30/27
(o)
...................... 196 196,572
(6-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.08% , 07/30/27 .......... 239 239,354
Vertiv Group Corp., Term Loan B1 , (1-mo. CME
Term SOFR + 2.50%), 7.94%
,
03/02/27 ... 192 192,686
WEC US Holdings Ltd., Term Loan , (1-mo. CME
Term SOFR + 2.75%), 8.08%
,
01/27/31 ... 140 139,797
Security
Par (000)
Par (000) Value
Machinery (continued)
Zurn LLC, 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.44%
,
10/04/28 .................. USD 25 $ 25,421
3,065,481
Media — 0.1%
(a)
AVSC Holding Corp., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 1.00% Floor +
3.00%), 8.68%
,
03/03/25 ............ 99 99,240
Charter Communications Operating LLC, Term
Loan B4 , (3-mo. CME Term SOFR + 2.00%),
7.30%
,
12/07/30 .................. 86 85,255
Clear Channel Outdoor Holdings, Inc., Term
Loan B , (1-mo. CME Term SOFR + 3.50%),
9.07%
,
08/21/26 .................. 48 47,838
CSC Holdings LLC, Term Loan , (1-mo. LIBOR
USD + 2.50%), 7.94%
,
04/15/27 ....... 99 89,038
DirecTV Financing LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.44%
,
08/02/27 ................. 63 62,981
ECL Entertainment LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.08%
,
09/03/30 ................. 35 34,921
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00%
Floor + 5.50%), 10.83% 06/30/28 ....... 54 54,006
Sinclair Television Group, Inc., Term Loan
B4 , (1-mo. CME Term SOFR + 3.75%),
9.18%
,
04/21/29 .................. 36 28,615
Voyage Digital Ltd., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.32%
,
05/11/29
(e)
................. 75 75,384
Ziggo Financing Partnership, Facility Term
Loan I , (1-mo. CME Term SOFR + 2.50%),
7.94%
,
04/30/28 .................. 78 76,816
654,094
Oil, Gas & Consumable Fuels — 0.1%
(a)
Freeport LNG investments LLLP, Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.08%
,
12/21/28 ............ 373 369,947
GIP Pilot Acquisition Partners LP, Term
Loan , (3-mo. CME Term SOFR + 3.00%),
8.31%
,
10/04/30 .................. 20 20,045
M6 ETX Holdings II Midco LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.93%
,
09/19/29 ............ 43 43,371
Medallion Midland Acquisition LP, Term
Loan , (3-mo. CME Term SOFR + 3.50%),
8.83%
,
10/18/28 .................. 213 212,704
New Fortress Energy Inc., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.32%
,
10/30/28 ................. 180 179,999
Oryx Midstream Services Permian Basin LLC,
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.00%), 8.44%
,
10/05/28 .. 227 227,911
1,053,977
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.33%
,
04/20/28 ................. 115 119,311
Air Canada, Term Loan B , (3-mo. CME Term
SOFR + 2.50%), 7.83%
,
03/14/31 ...... 150 150,094

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR + 1.75%),
7.07% , 01/29/27 ................ USD 129 $ 128,736
(6-mo. CME Term SOFR + 2.75%),
8.60% , 02/15/28 ................ 88 88,379
(6-mo. CME Term SOFR + 3.50%),
8.77% , 06/04/29 ................ 111 111,278
Mileage Plus Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.73%
,
06/21/27 ................. 179 184,518
United AirLines, Inc., Term Loan B , (3-mo. CME
Term SOFR + 2.75%), 8.08%
,
02/22/31 ... 158 157,975
WestJet Airlines Ltd., Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 3.00%),
8.43%
,
12/11/26 .................. 6 6,097
946,388
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, Term Loan ,
(1-mo. CME Term SOFR + 5.50%),
10.83%
,
05/04/28 ................. 126 125,831
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR + 4.25%),
9.55%
,
02/28/28 .................. 158 158,716
Bausch Health Cos., Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.68%
,
02/01/27 ................. 104 80,678
Catalent Pharma Solutions, Inc., Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.44%
,
02/22/28 ............ 185 185,150
Elanco Animal Health, Inc., Term Loan ,
(1-mo. CME Term SOFR + 1.75%),
7.20%
,
08/01/27 .................. 181 180,038
Jazz Pharmaceuticals plc, Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
0.00%), 8.40%
,
05/05/28 ............ 248 249,113
Organon & Co., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.43%
,
06/02/28 .................. 150 150,370
Perrigo Co. plc, Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.68%
,
04/20/29 .................. 79 78,734
Precision Medicine Group LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.40%
,
11/18/27 ............. 98 96,241
1,304,871
Professional Services — 0.3%
(a)
AlixPartners LLP, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.94%
,
02/04/28 .................. 152 151,835
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.94%
,
06/02/28 .................. 380 371,126
Dayforce, Inc., Term Loan , (1-mo. CME Term
SOFR + 2.50%), 7.83%
,
03/03/31 ...... 220 219,589
Dun & Bradstreet Corp. (The), Term Loan
B2 , (1-mo. CME Term SOFR + 2.75%),
8.08%
,
01/18/29 .................. 724 724,050
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.66%
,
07/06/29 ....... 53 53,254
Security
Par (000)
Par (000) Value
Professional Services (continued)
Element Materials Technology Group US
Holdings, Inc., Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.66%
,
07/06/29 .................. USD 117 $ 117,192
FleetCor Technologies Operating Co. LLC, Term
Loan B4 , (1-mo. CME Term SOFR + 1.75%),
7.18%
,
04/28/28 .................. 218 217,342
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.06%
,
04/29/29
(e)
........... 100 89,906
Trans Union LLC, Term Loan B5 , (1-mo. CME
Term SOFR + 1.75%), 7.18%
,
11/16/26 ... 79 79,180
Trans Union LLC, Term Loan B7 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.33%
,
12/01/28 .................. 299 298,772
VS Buyer LLC, Term Loan , (6-mo. CME Term
SOFR + 3.25%), 8.58%
,
02/28/27 ...... 196 195,519
2,517,765
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan
(a)
(1-mo. CME Term SOFR + 2.75%),
8.19% , 08/21/25 ................ 6 6,044
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 01/31/30 .......... 80 79,627
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.33% , 01/31/30
(e)
......... 42 41,947
127,618
Semiconductors & Semiconductor Equipment — 0.0%
(a)
MKS Instruments, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
08/17/29 .................. 214 213,812
Synaptics, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.84%
,
12/02/28 .................. 42 42,006
255,818
Software — 0.7%
(a)
Applied Systems, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 3.50%),
8.81%
,
02/24/31 .................. 370 371,904
Barracuda Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.81%
,
08/15/29 ............ 45 44,260
CCC Intelligent Solutions, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.69%
,
09/21/28 ............ 212 211,328
Cloud Software Group, Inc., 1st Lien Term
Loan , 03/21/31
(o)
.................. 122 121,162
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.91%
,
03/30/29 ............ 622 618,285
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.18%
,
10/08/28 .................. 80 79,923
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.43%
,
10/08/29 ................. 83 82,170
Delta Topco, Inc., 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 7.25%),
12.62%
,
12/01/28 ................. 30 30,038

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93%
,
10/09/29 ............ USD 307 $ 308,633
Epicor Software Corp., Term Loan C , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.69%
,
07/30/27 .................. 39 38,654
Gen Digital, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.43%
,
09/12/29 .................. 185 184,600
Genesys Cloud Services Holdings I LLC, Term
Loan
12/01/27
(o)
...................... 87 87,164
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.19% , 12/01/27 .......... 85 85,266
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.44% , 12/01/27 .......... 181 181,294
Helios Software Holdings, Inc., Term Loan ,
(3-mo. CME Term SOFR + 3.75%),
9.08%
,
07/18/30 .................. 75 73,833
Informatica LLC, Term Loan , (1-mo. CME Term
SOFR + 2.75%), 8.19%
,
10/27/28 ...... 279 279,104
McAfee Corp., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.18%
,
03/01/29 .................. 297 295,769
MH Sub I LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR + 4.25%), 9.58%
,
05/03/28 ... 249 247,369
MH Sub I LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR + 6.25%),
11.58%
,
02/23/29 ................. 137 131,942
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.69%
,
08/31/28 .................. 399 399,198
RealPage, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.44%
,
04/24/28 .................. 474 461,060
Severin Acquisition LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR + 3.00%),
8.31%
,
08/01/27 .................. 127 127,358
SS&C Technologies Holdings, Inc., Term Loan
B3 , (1-mo. CME Term SOFR + 1.75%),
7.19%
,
04/16/25 .................. 13 13,039
SS&C Technologies Holdings, Inc., Term Loan
B4 , (1-mo. CME Term SOFR + 1.75%),
7.19%
,
04/16/25 .................. 12 12,311
UKG Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR + 3.50%), 8.81%
,
02/10/31 ... 310 311,181
UKG, Inc., 2nd Lien Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.68%
,
05/03/27 ................. 68 68,680
Voyage Australia Pty Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.08%
,
07/20/28 ............ 21 21,177
4,886,702
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
10.03%
,
03/31/26
(e)
................ 48 48,119
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 3.75%), 9.08%
,
05/04/28 .. 307 306,845
PetSmart LLC, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
9.18%
,
02/11/28 .................. 253 251,652
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.94% , 10/20/28 .......... USD 72 $ 69,963
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 10/20/28 .......... 60 59,130
735,709
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Crocs, Inc., Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 2.25%), 7.55% -
7.58%
,
02/20/29 .................. 43 42,693
Hanesbrands, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.08%
,
03/08/30 .................. 33 32,629
75,322
Trading Companies & Distributors — 0.2%
(a)
Beacon Roofing Supply, Inc., Term Loan
(1-mo. CME Term SOFR + 2.25%),
7.33% , 05/19/28 ................ 84 84,032
(1-mo. CME Term SOFR + 2.25%),
7.69% , 05/19/28 ................ 53 52,656
Core & Main LP, Term Loan B , (1-mo.
CME Term SOFR + 2.50%), 7.93% -
8.06%
,
07/27/28 .................. 309 308,165
Core & Main LP, Term Loan C , (3-mo. CME
Term SOFR + 2.25%), 7.56%
,
02/09/31 ... 50 49,812
Foundation Building Materials, Inc., Term
Loan , (3-mo. CME Term SOFR + 4.00%),
9.31%
,
01/29/31 .................. 245 245,858
SRS Distribution, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 06/02/28 .......... 102 102,790
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94% , 06/02/28 .......... 311 312,609
TMK Hawk Parent Corp., Term Loan B , (1-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.58%
,
06/30/29
(e)
................ 76 65,245
1,221,167
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.19% , 09/22/28 .......... 123 122,997
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.83% , 09/22/28 .......... 70 70,587
OLA Netherlands BV, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 6.25%),
11.68%
,
12/15/26
(e)
................ 123 121,817
Rand Parent LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR + 4.25%),
9.56%
,
03/17/30 .................. 47 46,621
362,022
Wireless Telecommunication Services — 0.0%
(a)
Gogo Intermediate Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.19%
,
04/30/28 ............ 83 82,464
SBA Senior Finance II LLC, Term Loan ,
(1-mo. CME Term SOFR + 2.00%),
7.34%
,
01/25/31 .................. 159 159,151
241,615
Total Floating Rate Loan Interests — 7 .4%
(Cost: $ 55,749,387 ) ............................... 55,387,368

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Foreign Agency Obligations
Mexico — 0.4%
Petroleos Mexicanos
6.88% , 08/04/26 .................. USD 2,119 $ 2,055,960
5.95% , 01/28/31 .................. 121 96,969
6.70% , 02/16/32 .................. 949 790,043
2,942,972
Total Foreign Agency Obligations — 0 .4%
(Cost: $ 2,882,371 ) ............................... 2,942,972
Foreign Government Obligations
Hungary — 0.0%
Hungary Government Bond , 5.25%
,
06/16/29
(b)
200 198,000
Mexico — 0.1%
United Mexican States
5.00% , 05/07/29 .................. 200 197,500
3.50% , 02/12/34 .................. 517 431,049
628,549
Romania — 0.0%
Romania Government Bond , 5.88%
,
01/30/29
(b)
180 180,112
Total Foreign Government Obligations — 0 .1%
(Cost: $ 1,006,258 ) ............................... 1,006,661
Shares
Shares
Investment Companies
(p)
BlackRock Allocation Target Shares - BATS
Series A ........................ 4,748,824 44,591,454
BlackRock Floating Rate Income Portfolio,
Class K Shares ................... 776,715 7,557,435
BlackRock GNMA Portfolio, Class K Shares .. 7,386,036 57,906,526
BlackRock High Equity Income Fund, Class K
Shares ......................... 909,126 26,446,465
iShares Core Dividend Growth ETF ....... 372,955 21,653,767
Total Investment Companies — 21 .1%
(Cost: $ 161,449,934 ) .............................. 158,155,647
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.4%
(b)
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 3.76%, 03/25/67
(a)
.............. 770 721,858
CIM Trust, Series 2023-I2, Class A1, 6.64%,
12/25/67
(l)
....................... 337 336,623
COLT Mortgage Loan Trust
Series 2022-5, Class A1, 4.55%, 04/25/67
(a)
234 233,402
Series 2022-9, Class A1, 6.79%, 12/25/67
(l)
667 669,595
Ellington Financial Mortgage Trust, Series
2021-2, Class A1, 0.93%, 06/25/66
(a)
..... 118 94,713
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a)
................. 801 774,675
J.P. Morgan Mortgage Trust, Series 2022-
DSC1, Class A1, 4.75%, 01/25/63
(a)
..... 799 762,483
MFA Trust, Series 2023-NQM2, Class A1,
4.40%, 03/25/68
(l)
................. 355 343,436
MFRA Trust, Series 2022-CHM1, Class A1,
3.88%, 09/25/56
(l)
................. 670 637,240
Mill City Mortgage Loan Trust
(l)
Series 2023-NQM1, Class A1, 6.05%,
10/25/67 ..................... 133 132,221
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2023-NQM2, Class A1, 6.24%,
12/25/67 ..................... USD 203 $ 202,557
OBX Trust
(l)
Series 2022-NQM7, Class A1, 5.11%,
08/25/62 ..................... 321 316,462
Series 2022-NQM8, Class A1, 6.10%,
09/25/62 ..................... 168 167,556
Series 2022-NQM9, Class A1A, 6.45%,
09/25/62 ..................... 1,123 1,125,941
PRKCM Trust, Series 2022-AFC2, Class A1,
5.33%, 08/25/57
(a)
................. 885 871,169
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(l)
........... 957 950,391
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(l)
...... 978 921,861
Verus Securitization Trust
(l)
Series 2022-3, Class A1, 4.13%, 02/25/67 . 592 553,868
Series 2022-INV2, Class A1, 6.79%,
10/25/67 ..................... 852 856,617
10,672,668
Total Non-Agency Mortgage-Backed Securities — 1 .4%
(Cost: $ 10,507,507 ) ............................... 10,672,668
Beneficial Interest
(000)
Other Interests
(q)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc., Capital Trust
VII
(d) (e) (h)
........................ 15 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.3%
Banks — 0.0%
(a)(j)
Citigroup, Inc. , Series Y , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.00%), 4.15% ................... 10 9,211
PNC Financial Services Group, Inc. (The)
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ....................... 69 68,820
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ....................... 38 36,829
114,860
Capital Markets — 0.1%
(a)(j)
Charles Schwab Corp. (The)
Series I , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.17%),
4.00% ....................... 417 390,134
Series H , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.08%),
4.00% ....................... 16 13,500
Goldman Sachs Group, Inc. (The) , Series R , (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%), 4.95% ...... 70 68,843
472,477

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance — 0.0%
General Motors Financial Co., Inc. , Series C ,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70%
(a) (j)
USD 29 $ 27,807
Electric Utilities — 0.2%
(a)(j)
Edison International
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ....................... 983 951,237
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ....................... 56 53,055
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................. 49 52,563
1,056,855
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (b) (j)
...................... 79 78,222
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(a) (j)
.......... 70 68,610
Total Preferred Securities — 0 .3%
(Cost: $ 1,863,172 ) ............................... 1,818,831
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds ,
2.38% , 01/15/25 .................. 3,733 3,729,783
U.S. Treasury Inflation Linked Notes ,
0.25% , 01/15/25 .................. 3,811 3,746,352
Total U.S. Treasury Obligations — 1 .0%
(Cost: $ 7,486,778 ) ............................... 7,476,135
Security
Shares
Shares Value
Warrants
Diversified Consumer Services — 0.0%
Carnelian Point Holdings LP (Issued/
Exercisable 07/14/22 , 1 Share for 1
Warrant, Expires 04/26/27 , Strike Price USD
10.00 )
(d) (e)
....................... 394 $ —
Oil, Gas & Consumable Fuels — 0 .0%
California Resources Corp. (Issued/Exercisable
10/23/20 , 1 Share for 1 Warrant, Expires
10/27/24 , Strike Price USD 36.00 )
(d)
..... 52 1,017
Total Warrants — 0 .0%
(Cost: $ — ) ..................................... 1,017
Total Long-Term Investments — 95.2%
(Cost: $ 707,033,219 ) .............................. 713,815,781
Short-Term Securities
Money Market Funds — 7.2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(p) (r)
.................. 53,947,247 53,947,247
Total Short-Term Securities — 7 .2%
(Cost: $ 53,947,247 ) ............................... 53,947,247
Total Options Purchased — 0 .0%
( Cost: $ 483,059 ) ................................. 23,830
Total Investments Before Options Written — 102 .4%
(Cost: $ 761,463,525 ) .............................. 767,786,858
Total Options Written — (0.0) %
(Premium Received — $ (292,871) ) .................... (17,905)
Total Investments Net of Options Written — 102 .4%
(Cost: $ 761,170,654 ) .............................. 767,768,953
Liabilities in Excess of Other Assets — (2.4) % ............. (17,655,637)
Net Assets — 100.0% ...............................
$ 750,113,316
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Non-income producing security.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $59,000, representing less than 0.05% of its net assets as of period end, and an original cost of $31,343.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Convertible security.
(j)
Perpetual security with no stated maturity date.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)
Zero-coupon bond.
(n)
Rounds to less than 1,000.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Affiliate of the Fund.
(q)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 26,641,869 $ 27,305,378
(a)
$ — $ — $ — $ 53,947,247 53,947,247 $ 479,451 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
........ — —
(a)
— — — — — 2,050
(c)
—
BlackRock Allocation Target
Shares - BATS Series A .. 51,703,127 — (7,499,999) (520,185) 908,511 44,591,454 4,748,824 804,846 —
BlackRock Floating Rate
Income Portfolio, Class K
Shares .............. — 7,519,003 — — 38,432 7,557,435 776,715 94,004 —
BlackRock GNMA Portfolio,
Class K Shares ........ 58,424,382 508,171 — — (1,026,027) 57,906,526 7,386,036 508,141 —
BlackRock High Equity Income
Fund, Class K Shares ... 24,918,753 426,663 — — 1,101,049 26,446,465 909,126 426,616 —
BlackRock High Yield Bond
Portfolio, Class K Shares
(b)
1,492 — (1,485) 42 (49) — — — —
iShares Core Dividend Growth
ETF ................ 23,687,904 — (3,735,307) 433,609 1,267,561 21,653,767 372,955 115,891 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(b)
... 14,839,997 — (14,838,642) 62,001 (63,356) — — 36,891 —
$ (24,533) $ 2,226,121 $ 212,102,894 $ 2,467,890 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 321 06/06/24 $ 46,191 $ 303,178
U.S. Treasury 10-Year Note ................................................... 1,514 06/18/24 167,746 466,924
S&P 500 E-Mini Index ....................................................... 13 06/21/24 3,451 3,910
U.S. Treasury 5-Year Note .................................................... 360 06/28/24 38,526 41,664
815,676
Short Contracts
EUR Currency ............................................................ 90 06/17/24 12,174 190,930
GBP Currency ............................................................ 187 06/17/24 14,758 206,498
JPY Currency ............................................................ 9 06/17/24 752 20,190
417,618
$ 1,233,294
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
S&P 500 Index .......... Bank of America NA 8,929 04/19/24 USD 4,750.00 USD 46,916 $ 23,830
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
S&P 500 Index ............. Bank of America NA 8,929 04/19/24 USD 4,600.00 USD 46,916 $ (17,905)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 42.V1 ................ 1.00 % Quarterly 06/20/29 USD 1,239 $ (28,296) $ (26,936) $ (1,360)
Markit CDX North American Investment Grade
Index Series 42.V1 ................ 1.00 Quarterly 06/20/29 USD 2,316 (52,568) (51,598) (970)
$ (80,864) $ (78,534) $ (2,330)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
AutoZone, Inc. ............ 1.00 % Quarterly Bank of America NA 06/20/29 USD 170 $ (5,908) $ (5,591) $ (317)
AutoZone, Inc. ............ 1.00 Quarterly Citibank NA 06/20/29 USD 400 (13,900) (12,697) (1,203)
Conagra Brands, Inc. ....... 1.00 Quarterly Bank of America NA 06/20/29 USD 224 (4,995) (4,304) (691)
Conagra Brands, Inc. ....... 1.00 Quarterly Bank of America NA 06/20/29 USD 95 (2,123) (1,829) (294)
CVS Health Corp. ......... 1.00 Quarterly Bank of America NA 06/20/29 USD 400 (11,233) (10,513) (720)
CVS Health Corp. ......... 1.00 Quarterly Goldman Sachs International 06/20/29 USD 170 (4,774) (4,549) (225)
Dow Chemical Co. (The) ..... 1.00 Quarterly Bank of America NA 06/20/29 USD 170 (2,927) (2,610) (317)

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Dow Chemical Co. (The) ..... 1.00 % Quarterly Morgan Stanley & Co. International plc 06/20/29 USD 400 $ (6,888) $ (6,141) $ (747)
DR Horton, Inc. ........... 1.00 Quarterly Bank of America NA 06/20/29 USD 170 (4,463) (4,033) (430)
DR Horton, Inc. ........... 1.00 Quarterly Barclays Bank plc 06/20/29 USD 400 (10,502) (8,832) (1,670)
Lowe's Cos., Inc. .......... 1.00 Quarterly Bank of America NA 06/20/29 USD 170 (5,578) (4,926) (652)
Lowe's Cos., Inc. .......... 1.00 Quarterly Bank of America NA 06/20/29 USD 400 (13,126) (11,592) (1,534)
Tyson Foods, Inc. ......... 1.00 Quarterly Bank of America NA 06/20/29 USD 400 (7,709) (6,901) (808)
Tyson Foods, Inc. ......... 1.00 Quarterly Bank of America NA 06/20/29 USD 170 (3,276) (2,933) (343)
$ – $ – $ –
$ (97,402) $ (87,451) $ (9,951)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Verizon Communications,
Inc. ............. 1.00 % Quarterly Deutsche Bank AG 12/20/24 BBB+ USD 796 $ 4,379 $ 1,579 $ 2,800
Bank of America Corp. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 A- USD 840 17,770 4,520 13,250
Teck Resources Ltd. .... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 269 48,596 47,512 1,084
$ 70,745 $ 53,611 $ 17,134
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/24 USD 500 $ 728 $ (5,149) $ 5,877
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/24 USD 625 (738) (738) —
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 09/20/24 USD 1,000 (2,514) (142) (2,372)
$ (2,524) $ (6,029) $ 3,505
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5.32%

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 142,455,646 $ — $ 142,455,646
Common Stocks
Aerospace & Defense .................................... — 1,278,799 — 1,278,799
Air Freight & Logistics .................................... 1,559,575 — — 1,559,575
Banks ............................................... 2,990,665 1,632,225 — 4,622,890
Beverages ........................................... — 1,563,381 — 1,563,381
Biotechnology ......................................... 2,477,653 — — 2,477,653
Building Products ....................................... 1,661,244 — — 1,661,244
Capital Markets ........................................ 4,299,317 — — 4,299,317
Chemicals ............................................ — 1,641,296 — 1,641,296
Commercial Services & Supplies ............................. 1,687,735 — — 1,687,735
Consumer Finance ...................................... 850,194 — — 850,194
Consumer Staples Distribution & Retail ........................ 1,501,833 — — 1,501,833
Diversified REITs ....................................... 107,200 55,072 — 162,272
Diversified Telecommunication Services ........................ 1,535,482 1,822,402 — 3,357,884
Electrical Equipment ..................................... 1,570,964 — — 1,570,964
Energy Equipment & Services .............................. 1,639,926 — — 1,639,926
Financial Services ...................................... 851,897 — 96,064 947,961
Food Products ......................................... 2,008,650 2,054,555 — 4,063,205
Ground Transportation ................................... 1,974,080 — — 1,974,080
Health Care Providers & Services ............................ 2,273,147 — 22,763 2,295,910
Health Care REITs ...................................... 956,942 495,035 — 1,451,977
Household Durables ..................................... — 1,183,824 — 1,183,824
Industrial REITs ........................................ 774,628 775,249 — 1,549,877
Insurance ............................................ 852,727 2,080,285 — 2,933,012
Interactive Media & Services ............................... 1,646,602 — — 1,646,602
IT Services ........................................... 1,792,621 — — 1,792,621
Machinery ............................................ 1,730,772 — — 1,730,772
Media ............................................... — — 36,237 36,237
Office REITs .......................................... 485,128 — — 485,128
Oil, Gas & Consumable Fuels ............................... 1,741,180 1,677,785 — 3,418,965
Personal Care Products .................................. — 1,646,135 — 1,646,135
Pharmaceuticals ....................................... 708,482 6,535,277 — 7,243,759
Professional Services .................................... 1,948,345 2,000,883 — 3,949,228
Real Estate Management & Development ....................... 94,333 655,845 — 750,178
Residential REITs ....................................... 726,863 — — 726,863
Retail REITs .......................................... — 374,248 — 374,248

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

Level 1 Level 2 Level 3 Total
Semiconductors & Semiconductor Equipment .................... $ 5,993,417 $ — $ — $ 5,993,417
Software ............................................. 6,092,264 — — 6,092,264
Specialized REITs ...................................... 1,769,196 — — 1,769,196
Technology Hardware, Storage & Peripherals .................... 2,131,668 — — 2,131,668
Textiles, Apparel & Luxury Goods ............................ — 1,945,361 — 1,945,361
Tobacco ............................................. 1,297,614 — — 1,297,614
Corporate Bonds
Aerospace & Defense .................................... — 8,883,203 — 8,883,203
Air Freight & Logistics .................................... — 80,633 — 80,633
Automobile Components .................................. — 1,206,824 — 1,206,824
Automobiles .......................................... — 3,905,185 — 3,905,185
Banks ............................................... — 36,116,968 — 36,116,968
Beverages ........................................... — 281,815 — 281,815
Biotechnology ......................................... — 6,444,348 — 6,444,348
Broadline Retail ........................................ — 259,901 — 259,901
Building Products ....................................... — 599,446 — 599,446
Capital Markets ........................................ — 17,384,428 — 17,384,428
Chemicals ............................................ — 1,733,721 — 1,733,721
Commercial Services & Supplies ............................. — 1,925,541 — 1,925,541
Communications Equipment ................................ — 1,267,279 — 1,267,279
Construction & Engineering ................................ — 283,686 — 283,686
Construction Materials .................................... — 149,344 — 149,344
Consumer Finance ...................................... — 8,491,934 — 8,491,934
Consumer Staples Distribution & Retail ........................ — 663,185 — 663,185
Containers & Packaging .................................. — 2,369,643 — 2,369,643
Distributors ........................................... — 106,587 — 106,587
Diversified Consumer Services .............................. — 528,122 — 528,122
Diversified REITs ....................................... — 2,693,453 — 2,693,453
Diversified Telecommunication Services ........................ — 3,083,814 — 3,083,814
Electric Utilities ........................................ — 12,233,426 — 12,233,426
Electrical Equipment ..................................... — 73,505 — 73,505
Electronic Equipment, Instruments & Components ................. — 148,978 — 148,978
Energy Equipment & Services .............................. — 1,970,212 — 1,970,212
Entertainment ......................................... — 231,723 — 231,723
Financial Services ...................................... — 3,716,578 — 3,716,578
Food Products ......................................... — 772,110 — 772,110
Gas Utilities ........................................... — 1,263,230 — 1,263,230
Ground Transportation ................................... — 2,236,685 — 2,236,685
Health Care Equipment & Supplies ........................... — 2,819,939 — 2,819,939
Health Care Providers & Services ............................ — 4,973,383 — 4,973,383
Health Care REITs ...................................... — 775,594 — 775,594
Health Care Technology .................................. — 302,641 — 302,641
Hotel & Resort REITs .................................... — 310,722 — 310,722
Hotels, Restaurants & Leisure .............................. — 3,534,771 — 3,534,771
Household Durables ..................................... — 337,180 — 337,180
Household Products ..................................... — 64,701 — 64,701
Independent Power and Renewable Electricity Producers ............ — 710,966 — 710,966
Industrial Conglomerates .................................. — 444,384 — 444,384
Insurance ............................................ — 4,463,323 — 4,463,323
Interactive Media & Services ............................... — 256,288 — 256,288
IT Services ........................................... — 1,001,528 — 1,001,528
Leisure Products ....................................... — 81,129 — 81,129
Life Sciences Tools & Services .............................. — 229,858 — 229,858
Machinery ............................................ — 1,348,735 — 1,348,735
Media ............................................... — 4,894,604 — 4,894,604
Metals & Mining ........................................ — 3,146,541 — 3,146,541
Mortgage Real Estate Investment Trusts (REITs) .................. — 61,658 — 61,658
Multi-Utilities .......................................... — 2,784,761 — 2,784,761
Office REITs .......................................... — 1,429,456 — 1,429,456
Oil, Gas & Consumable Fuels ............................... — 17,470,068 — 17,470,068
Passenger Airlines ...................................... — 303,738 — 303,738
Personal Care Products .................................. — 42,166 — 42,166
Pharmaceuticals ....................................... — 5,623,396 — 5,623,396
Professional Services .................................... — 540,603 — 540,603
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

Level 1 Level 2 Level 3 Total
Real Estate Management & Development ....................... $ — $ 139,359 $ — $ 139,359
Residential REITs ....................................... — 453,379 — 453,379
Retail REITs .......................................... — 1,891,758 — 1,891,758
Semiconductors & Semiconductor Equipment .................... — 3,097,118 — 3,097,118
Software ............................................. — 5,584,208 — 5,584,208
Specialized REITs ...................................... — 1,830,311 — 1,830,311
Specialty Retail ........................................ — 1,151,079 — 1,151,079
Technology Hardware, Storage & Peripherals .................... — 544,636 — 544,636
Textiles, Apparel & Luxury Goods ............................ — 122,603 — 122,603
Tobacco ............................................. — 1,890,153 — 1,890,153
Trading Companies & Distributors ............................ — 3,778,919 — 3,778,919
Transportation Infrastructure ............................... — 2,971 — 2,971
Wireless Telecommunication Services ......................... — 5,314,828 — 5,314,828
Equity-Linked Notes ...................................... — 39,444,128 — 39,444,128
Fixed Rate Loan Interests
Diversified Telecommunication Services ........................ — 47,390 47,798 95,188
Health Care Technology .................................. — 82,102 — 82,102
Media ............................................... — 53,691 59,700 113,391
Floating Rate Loan Interests
Aerospace & Defense .................................... — 2,070,671 — 2,070,671
Automobile Components .................................. — 427,465 249,622 677,087
Automobiles .......................................... — — 188,460 188,460
Beverages ........................................... — 562,945 — 562,945
Broadline Retail ........................................ — 579,381 — 579,381
Building Products ....................................... — 693,114 — 693,114
Capital Markets ........................................ — 1,425,715 — 1,425,715
Chemicals ............................................ — 2,159,413 — 2,159,413
Commercial Services & Supplies ............................. — 2,246,839 50,997 2,297,836
Communications Equipment ................................ — 284,364 — 284,364
Construction & Engineering ................................ — 692,263 — 692,263
Construction Materials .................................... — 666,071 35,559 701,630
Consumer Staples Distribution & Retail ........................ — 194,838 — 194,838
Containers & Packaging .................................. — 638,782 — 638,782
Distributors ........................................... — 152,851 — 152,851
Diversified Consumer Services .............................. — 1,130,180 — 1,130,180
Diversified REITs ....................................... — 53,220 — 53,220
Diversified Telecommunication Services ........................ — 1,276,928 86,045 1,362,973
Electric Utilities ........................................ — 91,828 — 91,828
Electrical Equipment ..................................... — 194,472 — 194,472
Electronic Equipment, Instruments & Components ................. — 124,967 — 124,967
Entertainment ......................................... — 2,571,029 — 2,571,029
Financial Services ...................................... — 2,029,938 129,540 2,159,478
Food Products ......................................... — 1,306,044 — 1,306,044
Ground Transportation ................................... — 552,774 — 552,774
Health Care Equipment & Supplies ........................... — 1,115,931 — 1,115,931
Health Care Providers & Services ............................ — 1,054,350 — 1,054,350
Health Care Technology .................................. — 1,628,875 — 1,628,875
Hotels, Restaurants & Leisure .............................. — 3,970,781 31,033 4,001,814
Household Durables ..................................... — 974,333 — 974,333
Independent Power and Renewable Electricity Producers ............ — 273,717 — 273,717
Industrial Conglomerates .................................. — 244,289 — 244,289
Insurance ............................................ — 2,602,762 — 2,602,762
IT Services ........................................... — 1,812,731 — 1,812,731
Leisure Products ....................................... — 184,640 — 184,640
Life Sciences Tools & Services .............................. — 1,179,062 — 1,179,062
Machinery ............................................ — 3,045,456 20,025 3,065,481
Media ............................................... — 578,710 75,384 654,094
Oil, Gas & Consumable Fuels ............................... — 1,053,977 — 1,053,977
Passenger Airlines ...................................... — 946,388 — 946,388
Pharmaceuticals ....................................... — 1,304,871 — 1,304,871
Professional Services .................................... — 2,427,859 89,906 2,517,765
Real Estate Management & Development ....................... — 85,671 41,947 127,618
Semiconductors & Semiconductor Equipment .................... — 255,818 — 255,818
Software ............................................. — 4,886,702 — 4,886,702
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Income Fund

Level 1 Level 2 Level 3 Total
Specialty Retail ........................................ $ — $ 687,590 $ 48,119 $ 735,709
Textiles, Apparel & Luxury Goods ............................ — 75,322 — 75,322
Trading Companies & Distributors ............................ — 1,155,922 65,245 1,221,167
Transportation Infrastructure ............................... — 240,205 121,817 362,022
Wireless Telecommunication Services ......................... — 241,615 — 241,615
Foreign Agency Obligations ................................. — 2,942,972 — 2,942,972
Foreign Government Obligations .............................. — 1,006,661 — 1,006,661
Investment Companies .................................... 158,155,647 — — 158,155,647
Non-Agency Mortgage-Backed Securities ........................ — 10,672,668 — 10,672,668
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 1,818,831 — 1,818,831
U.S. Treasury Obligations ................................... — 7,476,135 — 7,476,135
Warrants .............................................. 1,017 — — 1,017
Short-Term Securities
Money Market Funds ...................................... 53,947,247 — — 53,947,247
Options Purchased
Equity contracts .......................................... — 23,830 — 23,830
$ 271,836,255 $ 494,454,342 $ 1,496,261 $ 767,786,858
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 17,134 $ — $ 17,134
Equity contracts ........................................... 3,910 — — 3,910
Foreign currency exchange contracts ............................ 417,618 — — 417,618
Interest rate contracts ....................................... 811,766 5,877 — 817,643
Liabilities
Credit contracts ........................................... — (12,281) — (12,281)
Equity contracts ........................................... — (17,905) — (17,905)
Interest rate contracts ....................................... — (2,372) — (2,372)
$ 1,233,294 $ (9,547) $ — $ 1,223,747
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
EUR Euro
GBP British Pound
JPY Japanese Yen
SEK Swedish Krona
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)